                         [PROVIDENT MUTUAL LETTERHEAD]

JULY, 2000

Dear Policyholder:

We are pleased to send you the semi-annual report for one of the fund groups from your variable life insurance policy or variable annuity contract. In additional mailings, you will also receive the annual reports of other fund groups in which you have invested. The investments available through your variable policies or contracts are managed by some of the best fund management companies in the country.

Your variable insurance product is unique in that it combines the protection and tax advantages of traditional insurance with the growth potential of equity investments. A leader in the variable products marketplace, Provident Mutual Life Insurance Company can trace its roots back more than two centuries. Our financial strength enables us to continually offer a variety of life insurance policies and annuity contracts designed to help you meet your needs as you move through the various stages of your life.

We are proud to serve you as one of our policyholders, and we appreciate your business. If you have a question about your policy, or would like more information about our products and services, please contact your local agent or our Customer Service Center at 1-800-688-5177.

Sincerely,

/s/ Robert W. Kloss
Robert W. Kloss
President, Chairman and CEO

    Securities offered through 1717 Capital Management Company, A Registered
                     Investment Adviser. Member NASD, SIPC.


                A Heritage of Strength--A Vision for the Future

--------------------------------------------------------------------------------
To Our Variable Life Policyholders and Variable Annuity Contractholders
--------------------------------------------------------------------------------

We are pleased to send you the June 30, 2000 Semi-Annual Report for the Market Street Fund, Inc., its Growth, Money Market, Bond, Managed, Aggressive Growth, International, Sentinel Growth, Equity 500 Index, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, and the All Pro Small Cap Value.

Economic Overview and Investment Perspective

The year began with the economy firing on all cylinders. Strong economic growth was propelled by productivity gains, continuing low inflation, low unemployment and stock market gains that kept consumer spending high. The 5.5% growth rate in gross domestic product in the first quarter of the year followed a stunning 7.3% rise in the fourth quarter 1999. Unemployment fell to a 30-year low of 3.9% in April before edging up to 4% in June. The Consumer Price Index increased 0.1% in May bringing the increase over the past 12 months to 3.1%. In an effort to prevent the economy from overheating, the Federal Reserve raised the Federal Funds rate three times in the first six months of the year. The first rate hike, 25 basis points, occurred on February 2 and was followed by another 25 basis point increase on March 21. A third increase of 50 basis points occurred on May 21 that raised the Federal Funds rate to 6.50%.

In January, the U.S. Treasury yield curve became "inverted" leaving long-term yields lower than short-term yields. These changes reflected both the increases in the Federal Funds rate and the Treasury Department's unprecedented debt-retirement program. U.S. Treasuries were the top performing asset class with the yield on the 30 year U.S. Treasury bond decreasing from 6.48% at end of 1999 to 5.90% at the end of June producing a total return of 9.78%. The yield on the 10-year U.S. Treasury bond decreased from 6.44% to 6.03% and produced a total return of 5.32%. The Lehman Aggregate Bond Index, a benchmark for all types of bonds, gained 3.99% for the six months ended June 30.

In the U.S. domestic equity markets, volatility reigned. Through most of the first quarter, small cap technology and Internet related stocks dominated, with the NASDAQ composite index hitting an all time high of 5048.62 on March 10. This represented a 22% increase from the year ended December 31, 1999. However, by the end of March the long awaited correction in technology stocks began. The NASDAQ composite finished down 2.64% for the month and the Russell 2000 Index of small companies decreased 6.59% for the month. At the same time, the blue chip large cap stocks mounted a comeback. For the month of March the S&P 500 surged 9.78% while the Dow Jones Industrial Average rose 7.97%. Even the long neglected Old Economy value stocks began a short-lived comeback. By mid-April, the markets' focus on the Federal Reserve's actions and accelerating inflation marked a setback for the equity markets. This continued through most of May when the NASDAQ Composite closed at 3164.55 on May 23, the low for the first half of the year. As signs of economic moderation emerged at the end of May, the stock market began to rally again. By June 30, 2000, the year to date return for the S&P 500 was -0.43%; the Russell 2000 returned 3.04% and the NASDAQ returned -2.54%. The Wilshire 5000, a good measure of the overall stock market, returned -.84% for the six months ended June 30, 2000.

Total return at June 30, 2000 for international equities as measured by the Morgan Stanley Capital International (MSCI) EAFE Index was -4.1%. In general, overseas equities demonstrated the same volatility as did U.S. equities and in some cases mirrored the U.S. in the first six months of the year. In European markets, New Economy stocks -- telecom, media and technology dominated during the first quarter and quickly fell in April and May in concert with the sell-off of U.S. technology stocks. Positive returns in June were aided by gains in Old Economy stocks. In Japan, the equity markets declined due to slow economic recovery, the weakness of the yen against the U.S. dollar and concerns following the appointment of a new Prime Minister.

What will the remainder of the year bring? Although there is some recent economic data that suggests that the U.S. economy is beginning to slow, the Federal Reserve has made it clear that its goal is to slow economic growth to within a range of 3% to 4%. The consensus is that the Fed has not yet finished tightening. Therefore, both domestic and international markets will continue to be unpredictable and volatile. In light of this uncertainty, we once again stress the need for diversification through a balanced portfolio of stocks and bonds as offered within the Market Street Fund.

Review of Fund Portfolio Performance

As always, it is important to recall in interpreting these results that the advisers of the portfolios of the Market Street Fund do not engage in market timing. That is to say that in all but times of great market turmoil, they endeavor to keep the vast majority of portfolio assets fully invested. Thus, they attempt to add value by security selection utilizing the methods and in the markets specified in the Fund Prospectus. Their performance should be judged according to how well they do relative to market indices measuring the same type activity.

We appreciate the opportunity to have served you in the past and look forward to serving you during the remainder of 2000 and many years into the future.

/s/ ROSANNE GATTA

Rosanne Gatta
President
The Market Street Fund, Inc.

* Past performance is not predictive of future results. Moreover, the relationship between the performance of the Fund Portfolios and the actual increases or decreases in a policy's cash value is not directly proportional due to certain charges deducted from premiums and under the policies which are not reflected in the returns shown. Please see the current prospectus for an explanation of these charges and for illustrations that take such charges into account in calculating cash values.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

2000 Semi-Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

The Market Street Fund Growth Portfolio achieved a total return of 0.8% for the first six months of 2000, compared to -2.2% for the average Morningstar Large Value fund. The S&P 500, declined 0.4% in the six month period and absolute returns for most equity market benchmarks were quite modest for the first half of the year. Overall, the Portfolio experienced a good first half.

Throughout the first half of 2000, the stock market has been characterized by above-average volatility. The level of uncertainty has increased due to the Federal Reserve's series of interest rate increases. While signs have begun to appear that economic activity is slowing, it is unclear whether we will experience the proverbial "soft landing". Corporate earnings trends are beginning to be impacted by the slowing economy, decreasing investor confidence for many companies.

First half performance was strong for a number of holdings in the healthcare, energy, and utility areas, sectors where the Portfolio has broad representation. During the first half of 2000, the Portfolio's exposure to energy, technology and healthcare was increased, while basic materials, financials and consumer staples stocks were sold.

Looking forward, we believe that the economic environment and its impact on individual company prospects will be key. In a slowing economy, fewer companies are likely to be able to meet investor expectations. In situations where companies come up short versus expectations, punishment is swift and severe. Our focus continues to be on owning companies with sustainable, enduring growth prospects -- and on situations that exhibit strong valuation support. The investment strategy of the Portfolio, which is focused on providing competitive risk-adjusted returns, should serve investors well in the midst of an unsettled financial market environment.

Van Harissis, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, June 30, 2000
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 95.7%
Aerospace & Defense -- 1.1%
  Boeing Co. ...............................................       70,000    $  2,926,875
                                                                             ------------
Automobiles -- 2.0%
  Ford Motor Co. ...........................................      130,000       5,590,000
                                                                             ------------
Automotive & Equipment -- 0.1%
  *Visteon Corp.............................................       17,021         206,384
                                                                             ------------
Banks -- 4.9%
  Bank of America Corp. ....................................       60,438       2,598,834
  Bank of New York Co., Inc. ...............................      145,500       6,765,750
  Wells Fargo Co. ..........................................      112,000       4,340,000
                                                                             ------------
                                                                               13,704,584
                                                                             ------------
Beverages -- 3.4%
  Pepsico, Inc. ............................................      210,000       9,331,875
                                                                             ------------
Broadcasting & Publishing -- 2.1%
  Harcourt General, Inc. ...................................        3,200         174,000
  McGraw-Hill, Inc. ........................................      105,000       5,670,000
                                                                             ------------
                                                                                5,844,000
                                                                             ------------
Building Materials -- 0.0%
  Vulcan Materials Co. .....................................        2,400         102,450
                                                                             ------------
Business & Consumer Services -- 3.7%
  Automatic Data Processing, Inc. ..........................       59,800       3,203,037
  *Convergys Corp. .........................................       51,700       2,681,937
  Electronic Data Systems Corp. ............................       33,300       1,373,625
  Omnicom Group, Inc. ......................................       32,000       2,850,000
                                                                             ------------
                                                                               10,108,599
                                                                             ------------
Chemicals & Allied Products -- 2.8%
  Du Pont (E.I.) de Nemours & Co. ..........................       26,000       1,137,500
  Pharmacia Corp. ..........................................      108,000       5,582,250
  Praxair, Inc. ............................................       27,700       1,037,019
                                                                             ------------
                                                                                7,756,769
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 6.6%
  ALLTEL Corp. .............................................       42,800    $  2,650,925
  AT&T Corp. ...............................................       80,000       2,530,000
  GTE Corp. ................................................      115,800       7,208,550
  Lucent Technologies, Inc. ................................       43,300       2,565,525
  *Nortel Networks Corp. ...................................        2,200         150,150
  SBC Communications, Inc. .................................       60,536       2,618,182
  *Tellabs, Inc. ...........................................       10,600         725,438
                                                                             ------------
                                                                               18,448,770
                                                                             ------------
Computers -- 4.1%
  Compaq Computer Corp. ....................................       38,400         981,600
  Hewlett Packard Co. ......................................       24,000       2,997,000
  International Business Machines Corp. ....................       60,000       6,573,750
  *Sun Microsystems, Inc. ..................................        9,400         854,812
                                                                             ------------
                                                                               11,407,162
                                                                             ------------
Consumer Products -- 2.4%
  Kimberly-Clark Corp. .....................................      115,000       6,598,125
                                                                             ------------
Drugs & Health Care -- 12.9%
  Abbott Laboratories.......................................       42,000       1,871,625
  Aetna, Inc. ..............................................       20,500       1,315,844
  American Home Products Corp. .............................      153,200       9,000,500
  *Baxter International, Inc. ..............................       59,400       4,176,562
  Becton, Dickinson & Co. ..................................       92,100       2,642,119
  Bristol-Myers Squibb Co. .................................       26,900       1,566,925
  *Edwards Lifesciences Corp. ..............................       11,880         227,205
  *Elan Corp. Plc ADR.......................................       45,000       2,179,687
  Eli Lilly & Co. ..........................................       20,200       2,017,475
  HCA - The Healthcare Co. .................................       53,300       1,618,987
  Johnson & Johnson.........................................       46,300       4,716,812
  Tenet Healthcare Corp. ...................................       43,900       1,185,300
  UnitedHealth Group, Inc. .................................       11,000         943,250
  *Watson Pharmaceuticals, Inc. ............................       43,000       2,311,250
                                                                             ------------
                                                                               35,773,541
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics -- 5.6%
  *Agilent Technologies, Inc. ..............................        9,153    $    675,034
  General Electric Co. .....................................       87,000       4,437,000
  Koninklijke (Royal) Philips Electronics N.V. ADR..........       68,000       3,230,000
  Motorola, Inc. ...........................................      165,000       4,795,312
  *Solectron Corp. .........................................       18,600         778,875
  *Texas Instruments, Inc. .................................       25,000       1,717,187
                                                                             ------------
                                                                               15,633,408
                                                                             ------------
Energy -- 3.7%
  Chevron Corp. ............................................       41,600       3,528,200
  Royal Dutch Petroleum Co. ................................       58,500       3,601,406
  Williams Cos., Inc. ......................................       78,000       3,251,625
                                                                             ------------
                                                                               10,381,231
                                                                             ------------
Entertainment -- 1.2%
  *Walt Disney Co. .........................................       86,000       3,337,875
                                                                             ------------
Finance -- 4.5%
  American Express Co. .....................................       80,100       4,175,212
  Citigroup, Inc. ..........................................      103,300       6,223,825
  First Data Corp. .........................................       43,400       2,153,725
                                                                             ------------
                                                                               12,552,762
                                                                             ------------
Food & Food Distributors -- 3.8%
  *Kroger Co. ..............................................      209,000       4,611,062
  McCormick & Co., Inc. ....................................       88,900       2,889,250
  Sara Lee Corp. ...........................................      155,000       2,993,437
                                                                             ------------
                                                                               10,493,749
                                                                             ------------
Hotel/Restaurants -- 0.9%
  Marriott International, Inc. Class A......................       70,200       2,531,588
                                                                             ------------
Industrial Diversified -- 0.8%
  Martin Marietta Materials, Inc. ..........................          800          32,350
  Parker-Hannifin Corp. ....................................       60,000       2,055,000
                                                                             ------------
                                                                                2,087,350
                                                                             ------------
Insurance -- 4.6%
  American General Corp. ...................................       63,000       3,843,000
  American International Group, Inc. .......................       58,125       6,829,688
  Jefferson-Pilot Corp. ....................................       35,000       1,975,313
                                                                             ------------
                                                                               12,648,001
                                                                             ------------
Machinery & Heavy Equipment -- 0.8%
  Dover Corp. ..............................................       54,400       2,206,600
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Manufacturing -- 1.6%
  Alcoa, Inc. ..............................................       51,600    $  1,496,400
  Minnesota Mining & Manufacturing Co. .....................       15,800       1,303,500
  Tyco International Ltd. ..................................       36,300       1,719,713
                                                                             ------------
                                                                                4,519,613
                                                                             ------------
Medical & Medical Services -- 0.6%
  *Genzyme Corp. ...........................................       26,000       1,545,375
                                                                             ------------
Medical Instruments -- 0.5%
  *Boston Scientific Corp. .................................       64,000       1,404,000
                                                                             ------------
Oil & Gas -- 8.6%
  Burlington Resources, Inc. ...............................      102,600       3,924,450
  Conoco, Inc. Class B......................................      164,027       4,028,913
  Exxon Mobil Corp. ........................................      121,989       9,583,761
  *Global Marine, Inc. .....................................       57,300       1,615,144
  *Ocean Energy, Inc. ......................................       70,000         993,125
  Santa Fe International Corp. .............................       67,000       2,340,813
  Transocean Sedco Forex, Inc. .............................       22,452       1,199,779
                                                                             ------------
                                                                               23,685,985
                                                                             ------------
Oil Field Equipment & Services -- 2.8%
  Halliburton Co. ..........................................       98,700       4,657,406
  Schlumberger Ltd. ........................................       43,200       3,223,800
                                                                             ------------
                                                                                7,881,206
                                                                             ------------
Paper & Forest Products -- 1.1%
  International Paper Co. ..................................      102,800       3,064,725
                                                                             ------------
Railroads -- 0.7%
  Union Pacific Corp., Series A.............................       55,000       2,045,313
                                                                             ------------
Real Estate -- 0.7%
  Weyerhaeuser Co. .........................................       42,500       1,827,500
                                                                             ------------
Semiconductors -- 0.7%
  Intel Corp. ..............................................       10,000       1,336,875
  *National Semiconductor Corp. ............................       10,000         567,500
                                                                             ------------
                                                                                1,904,375
                                                                             ------------
Software -- 0.8%
  *BMC Software, Inc. ......................................       29,200       1,065,344
  Network Associates, Inc. .................................       52,300       1,065,613
                                                                             ------------
                                                                                2,130,957
                                                                             ------------
Tobacco -- 0.7%
  Philip Morris Cos., Inc. .................................       68,000       1,806,250
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                                 MATURITY       SHARES
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         OR PAR         VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities -- 4.9%
  Duke Power Co. ...........................................                     125,000    $  7,046,875
  Enron Corp. ..............................................                      99,400       6,411,300
                                                                                            ------------
                                                                                              13,458,175
                                                                                            ------------
    TOTAL COMMON STOCK (COST $220,731,601)..................                                 264,945,172
                                                                                            ------------
COMMERCIAL PAPER -- 3.3%
  American Express Credit Corp., 6.77%......................    07/07/2000    $4,000,000       3,995,487
  Merrill Lynch & Co., Inc., 6.55%..........................    07/05/2000     5,000,000       4,996,361
                                                                                            ------------
    TOTAL COMMERCIAL PAPER (COST $8,991,848)................                                   8,991,848
                                                                                            ------------
SHORT TERM INVESTMENTS -- 0.7%
  Provident Institutional Funds -- TempCash.................                   2,008,349       2,008,349
                                                                                            ------------
    TOTAL SHORT TERM INVESTMENTS (COST $2,008,349)..........                                   2,008,349
                                                                                            ------------
    TOTAL INVESTMENTS -- 99.7% (COST $231,731,798)..........                                 275,945,369
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%...............                                     953,188
                                                                                            ------------
NET ASSETS -- 100.0%
  (Equivalent to $17.63 per share based on 15,702,330 shares
    of capital stock outstanding)...........................                                $276,898,557
                                                                                            ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($276,898,557/15,702,330 shares outstanding)..............                                $      17.63
                                                                                            ============

*Non-Income producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Statement of Net Assets, June 30, 2000
(Unaudited)

--------------------------------------------------------------------------------

                                                                 MATURITY
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE          PAR           VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 94.9%
Automobiles -- 9.8%
  DaimlerChrysler, 6.54%....................................    07/26/2000    $4,900,000    $  4,877,746
  General Motors Acceptance Corp., 6.57%....................    07/27/2000     5,000,000       4,976,275
                                                                                            ------------
                                                                                               9,854,021
                                                                                            ------------
Banking -- 8.7%
  Bank of America, 6.50%....................................    07/07/2000     5,200,000       5,194,367
  National City Credit Corp., 6.56%.........................    07/31/2000     3,500,000       3,480,867
                                                                                            ------------
                                                                                               8,675,234
                                                                                            ------------
Communications -- 5.4%
  Bell Atlantic Network Funding, 6.54%......................    07/11/2000     5,400,000       5,390,190
                                                                                            ------------
Finance -- 24.6%
  C.I.T. Financial Corp., 6.68%.............................    07/12/2000     5,000,000       4,989,794
  Household Finance Corp., 6.53%............................    07/24/2000     5,200,000       5,178,306
  Northern Trust Co. (Chicago), 6.80%.......................    07/05/2000     2,600,000       2,598,036
  Norwest Financial Corp., 6.20%............................    07/06/2000     5,000,000       4,995,694
  Prudential Funding (Private), 6.70%.......................    07/05/2000     2,900,000       2,897,841
  Transamerica Finance Corp., 6.55%.........................    07/19/2000     4,000,000       3,986,900
                                                                                            ------------
                                                                                              24,646,571
                                                                                            ------------
Financial Services -- 3.0%
  Merrill Lynch & Co., Inc., 6.53%..........................    07/17/2000     3,000,000       2,991,293
                                                                                            ------------
Foods -- 4.7%
  Heinz (H.J.) Co., 6.50%...................................    07/28/2000     4,700,000       4,677,087
                                                                                            ------------
Leasing -- 5.2%
  International Lease Finance Corp., 6.55%..................    07/19/2000     5,200,000       5,182,970
                                                                                            ------------
Oil Equipment & Services -- 2.3%
  Chevron, 6.75%............................................    07/05/2000     2,300,000       2,298,275
                                                                                            ------------
Utilities - Electric -- 28.2%
  Ameren, 6.52%.............................................    07/13/2000     4,900,000       4,889,351
  Duke Power Co., 6.53%.....................................    07/10/2000     5,200,000       5,191,511
  Florida Power Corp., 6.57%................................    07/11/2000     4,500,000       4,491,788
  Kansas Power & Light Corp., 6.57%.........................    08/03/2000     5,150,000       5,118,984
  Southwest Public, 6.525%..................................    07/14/2000     3,292,000       3,284,243
  Southwest Public, 6.63%...................................    07/14/2000     1,700,000       1,695,930
  Union Electric Co., 6.50%.................................    07/14/2000     3,500,000       3,491,785
                                                                                            ------------
                                                                                              28,163,592
                                                                                            ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Statement of Net Assets, June 30, 2000 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                                 MATURITY     SHARES OR
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE          PAR           VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Utilities -- Telephone -- 3.0%
  GTE Finance Corp., 6.55%..................................    07/13/2000    $3,000,000    $  2,993,450
                                                                                            ------------
    TOTAL COMMERCIAL PAPER (COST $94,872,683)...............                                  94,872,683
                                                                                            ------------
SHORT TERM INVESTMENTS -- 5.7%
  Provident Institutional Funds -- TempCash.................                   5,719,962       5,719,962
                                                                                            ------------
    TOTAL SHORT TERM INVESTMENTS (COST $5,719,962)..........                                   5,719,962
                                                                                            ------------
    TOTAL INVESTMENTS -- 100.6% (COST $100,592,645).........                                 100,592,645
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%).............                                    (574,085)
                                                                                            ------------
NET ASSETS -- 100.0%
  (Equivalent to $1.00 per share based on 100,018,625 shares
    of capital stock outstanding)...........................                                $100,018,560
                                                                                            ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($100,018,560/100,018,625 shares outstanding).............                                $       1.00
                                                                                            ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

2000 Semi-Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

The Market Street Fund Bond Portfolio's total return for the first half of 2000 was 2.95%. The Lehman Corporate Bond Index returned 2.68%, while the Lehman Aggregate Bond Index returned 3.99% for the same period.

U.S. economic growth remained brisk during the first half of the year, fueled by strong consumer spending, as the growth rate exceeded 5%. Inflation, as measured by the year-over-year change in the Consumer Price Index, increased to 3.1% versus 2.1% a year ago as oil prices surged higher. In an effort to slow the economy and to keep inflation in check, the Federal Reserve tightened monetary policy three times for a total of 100 basis points.

Against this backdrop, the six-month period ended June 30, 2000 can once again be categorized as one of high volatility with respect to the direction of interest rates, the shape of the U.S. Treasury yield curve, and the relative spreads of corporate bonds and mortgage-backed securities (MBS). After initially rising 25 to 35 basis points early in the year, U.S. Treasury securities staged a powerful rally as the U.S. Treasury Department commenced their debt repurchase or "buyback" program. Yields on long-maturity U.S. Treasuries plunged 75 to 90 basis points; intermediate yields fell 35 basis points; while short-maturity yields were essentially unchanged. This led to a dramatic inversion of the U.S. Treasury yield curve. As measured by the 2-year Note to 30-year Bond spread, the yield curve inverted from a +24 basis point slope at year-end 1999 to -65 basis points at June 30, 2000; a shift of 89 basis points. This extreme movement in U.S. Treasury yields wreaked havoc on the "spread" sectors of the fixed-income market. These sectors did recover strongly in the month of June, but have still lagged the performance of U.S. Treasuries on a year-to-date basis.

Over the first half of the year, the effective duration of the Portfolio held steady at 5.8 years. Exposure to corporate bonds was cut from 53% of assets as of December 31st, 1999 to a current positioning of 41%. In addition, exposure to the MBS sector was reduced to 18% of asset from an initial level of 22%. We increased the Portfolio's weighting of U.S. Treasuries from 24% to a current level of 38%. This reallocation of the Portfolio's holdings allowed it to capture the majority of the U.S. Treasury rally. However, relative performance was negatively impacted by a credit deterioration in an industrial holding, Laidlaw, Inc., which fell well below non-investment grade status. That position was liquidated in the second quarter.

Going forward, there is growing evidence that the Federal Reserve's action taken this year to slow the economy is working and that core inflation will be modest. With risk premiums on spread product at high levels, we look to reduce our U.S. Treasury weighting opportunistically in favor of both corporate bonds and mortgage-backed securities.

David M. Brownlee, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Statement of Net Assets, June 30, 2000
(Unaudited)

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS -- 17.0%
  U.S. Treasury Bonds, 7.25%................................    05/15/2016   $1,000,000    $ 1,100,313
  U.S. Treasury Bonds, 6.00%................................    02/15/2026    2,500,000      2,443,750
  U.S. Treasury Bonds, 5.25%................................    02/15/2029    3,000,000      2,661,564
                                                                                           -----------
    TOTAL U.S. TREASURY BONDS (COST $6,412,755).............                                 6,205,627
                                                                                           -----------
U.S. TREASURY NOTES -- 20.8%
  U.S. Treasury Notes, 5.875%...............................    11/15/2004    2,500,000      2,460,985
  U.S. Treasury Notes, 4.75%................................    11/15/2008    1,000,000        908,125
  U.S. Treasury Notes, 5.50%................................    05/15/2009    2,000,000      1,912,500
  U.S. Treasury Notes, 6.50%................................    02/15/2010    2,250,000      2,323,062
                                                                                           -----------
    TOTAL U.S. TREASURY NOTES (COST $7,571,673).............                                 7,604,672
                                                                                           -----------
AGENCY OBLIGATIONS -- 17.5%
  Federal Home Loan Mortgage Corp., 5.00%...................    01/15/2004    1,000,000        936,927
  Federal Home Loan Mortgage Corp., 8.00%...................    11/01/2008      197,653        200,679
  Federal Home Loan Mortgage Corp., 8.00%...................    03/01/2017       14,269         14,488
  Federal National Mortgage Association, 10.50%.............    11/01/2017      393,119        417,566
  Federal National Mortgage Association, 8.00%..............    03/01/2022      399,947        401,572
  Federal National Mortgage Association, 7.50%..............    03/01/2026      341,317        336,304
  Federal National Mortgage Association, 6.00%..............    04/01/2028      975,689        892,450
  Federal National Mortgage Association, 8.50%..............    04/01/2028      852,856        868,314
  Federal National Mortgage Association, 7.00%..............    09/01/2028      815,503        786,961
  Federal National Mortgage Association, 7.00%..............    11/01/2028      294,094        283,801
  Federal National Mortgage Association, 7.00%..............    12/01/2029      992,406        957,672
  Government National Mortgage Association, 7.50%...........    09/15/2023    1,238,258      1,229,358
                                                                                           -----------
    TOTAL AGENCY OBLIGATIONS (COST $7,474,114)..............                                 7,326,092
                                                                                           -----------
CORPORATE BONDS -- 41.1%
Automobiles -- 2.8%
  DaimlerChrysler NA Holdings, 7.75%........................    06/15/2005    1,000,000      1,008,597
                                                                                           -----------
Banks -- 1.4%
  Bank of America Corp., 7.80%..............................    02/15/2010      500,000        497,355
                                                                                           -----------
Broker -- 1.4%
  Goldman Sachs, 7.80%......................................    01/28/2010      500,000        495,442
                                                                                           -----------
Communications -- 9.6%
  Comsat Corp. Medium Term Note, 8.55%......................    12/13/2006      500,000        527,390
  Deutsche Telekom International Finance, 8.25%.............    06/15/2030    1,000,000      1,016,250
  MCI WorldCom, Inc., 6.40%.................................    08/15/2005    1,000,000        947,875
  US West Communications, 7.625%............................    06/09/2003    1,000,000        998,124
                                                                                           -----------
                                                                                             3,489,639
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Computers -- 1.4%
  Sun Microsystems, Inc., 7.00%.............................    08/15/2002   $  500,000    $   497,257
                                                                                           -----------
Consumer Products -- 2.0%
  Fortune Brands, 7.125%....................................    11/01/2004      750,000        738,466
                                                                                           -----------
Consumer Services -- 0.6%
  Service Corp. Int'l, 6.75%................................    06/01/2001      250,000        215,000
                                                                                           -----------
Containers -- 1.9%
  Crown Cork & Seal Co., Inc., 7.125%.......................    09/01/2002      750,000        716,107
                                                                                           -----------
Energy -- 1.4%
  Emerson Electric, 7.875%..................................    06/01/2005      500,000        514,043
                                                                                           -----------
Food & Food Distributors -- 4.7%
  Anheuser Busch, 7.50%.....................................    03/15/2012    1,000,000      1,002,141
  Safeway, Inc., 7.00%......................................    09/15/2002      750,000        743,927
                                                                                           -----------
                                                                                             1,746,068
                                                                                           -----------
Industrial -- 1.3%
  IMC Global, Inc., 7.40%...................................    11/01/2002      500,000        493,799
                                                                                           -----------
Insurance -- 1.4%
  GE Global Insurance, 7.75%................................    06/15/2030      500,000        494,740
                                                                                           -----------
Manufacturing -- 2.7%
  FMC Corp., 7.125%.........................................    11/25/2002    1,000,000        982,489
                                                                                           -----------
Oil & Gas -- 1.3%
  KN Energy, Inc., 6.45%....................................    03/01/2003      500,000        484,780
                                                                                           -----------
Real Estate -- 2.0%
  Simon Property Group LP, Inc., 6.625%.....................    06/15/2003      750,000        717,355
                                                                                           -----------
Retail Merchandising -- 1.3%
  Penny (J.C.) & Co. Notes, 7.25%...........................    04/01/2002      500,000        486,239
                                                                                           -----------
Utilities -- 1.3%
  Calenergy Co., Inc. Senior Notes, 7.52%...................    09/15/2008      500,000        483,802
                                                                                           -----------
    TOTAL CORPORATE BONDS (COST $14,170,003)................                                14,061,178
                                                                                           -----------
COMMERCIAL PAPER -- 6.3%
  American General Finance Corp., 6.55%.....................    08/15/2000      500,000        495,906
  Merrill Lynch & Co., Inc., 6.54%..........................    08/15/2000    1,800,000      1,785,285
                                                                                           -----------
    TOTAL COMMERCIAL PAPER (COST $2,281,191)................                                 2,281,191
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Statement of Net Assets, June 30, 2000 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                                        SHARES         VALUE
------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 5.1%
  Provident Institutional Funds -- TempCash..............................     1,877,333    $ 1,877,333
                                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,877,333).......................                    1,877,333
                                                                                           -----------
    TOTAL INVESTMENTS -- 107.8% (COST $39,787,069).......................                   39,356,093
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.8%)..........................                   (2,863,145)
                                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $10.25 per share based on 3,560,237 shares of capital
    stock outstanding)...................................................                  $36,492,948
                                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($36,492,948/3,560,237 shares outstanding).............................                  $     10.25
                                                                                           ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

2000 Semi-Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

The Market Street Fund Managed Portfolio achieved a total return of 2.4% for the first half of 2000, compared to 1.3% for the average Lipper Balanced Fund. The S&P 500 had a -0.4% return during the first half, versus the 3.99% return of the Lehman Aggregate Bond Index. Absolute returns for most equity market benchmarks were quite modest for the first half of the year, and a more conservative allocation to equities was a positive for the Portfolio. At the end of June, the asset allocation of the Portfolio was 54% common stocks, 44% fixed income and 2% cash. This is little changed from the 56% common stocks, 42% fixed income and 2% cash positions as of the end of 1999.

First half performance was strong for a number of holdings in the healthcare, energy, and utility areas, sectors where the Portfolio has broad representation. Relative returns were negatively impacted by more economically sensitive sectors like basic materials and consumer cyclicals. Exposure to these sectors was reduced during the first half, as signs of a slowdown in the rate of U.S. economic growth became more apparent. During the first half of 2000, the Portfolio also reduced its exposure to consumer staples and the financial sector, while increasing its exposure to technology and healthcare.

In the fixed-income market, the first half of the year can once again be categorized as one of high volatility with respect to the direction of interest rates, the shape of the U.S. Treasury yield curve, and the relative spreads of corporate bonds and mortgage-backed securities. After initially rising 25 to 35 basis points early in the year, U.S. Treasury securities staged a powerful rally as the U.S. Treasury Department commenced their "buyback" program. This sharp movement in U.S. Treasuries wreaked havoc on the "spread" sectors of the fixed-income market. The Portfolio over-weighted U.S. Treasuries early in the year, capturing the majority of the rally in its performance. The duration of the bond component of the Portfolio currently stands at 6.1 years, unchanged from year-end 1999.

We are reasonably confident that U.S. economic growth will continue over the balance of the year, although the rate of growth will be much slower than in the first two quarters. While the outlook for overall corporate profits is still positive, we remain cautious with respect to the valuation levels of many large capitalization growth stocks that have come to dominate the returns of market indices like the S&P 500. We believe that a disciplined value-oriented investment strategy is most appropriate for the Portfolio in the current stock market environment. As for fixed-income, we are currently emphasizing government bonds. As always, we believe that a conservative balanced approach that emphasizes investment quality, valuation and income should serve our shareholders well in both strong markets and more turbulent ones.

David M. Brownlee, CFA
Van Harissis, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, June 30, 2000
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
------------------------------------------------------------------------------------------
COMMON STOCK -- 53.5%
Aerospace & Defense -- 0.3%
  Boeing Co. ...............................................         4,900    $    204,881
                                                                              ------------
Automobiles -- 1.0%
  Ford Motor Co. ...........................................        16,000         688,000
                                                                              ------------
Automotive & Equipment -- 0.0%
  *Visteon Corp. ...........................................         2,095          25,401
                                                                              ------------
Banks -- 2.5%
  Bank of America Corp. ....................................         6,852         294,636
  Bank of New York Co, Inc. ................................        19,100         888,150
  Wells Fargo Co. ..........................................        14,000         542,500
                                                                              ------------
                                                                                 1,725,286
                                                                              ------------
Beverages -- 2.0%
  Pepsico, Inc. ............................................        30,300       1,346,456
                                                                              ------------
Broadcasting & Publishing -- 1.2%
  *Harcourt General, Inc. ..................................           800          43,500
  McGraw-Hill, Inc. ........................................        14,200         766,800
                                                                              ------------
                                                                                   810,300
                                                                              ------------
Building Materials -- 0.0%
  Vulcan Materials Co. .....................................           360          15,367
                                                                              ------------
Business & Consumer Services -- 2.3%
  Automatic Data Processing, Inc. ..........................         8,500         455,281
  *Convergys Corp. .........................................         9,700         503,187
  Electronic Data Systems Corp. ............................         4,800         198,000
  Omnicom Group, Inc. ......................................         4,500         400,781
                                                                              ------------
                                                                                 1,557,249
                                                                              ------------
Chemicals & Allied Products -- 1.4%
  Pharmacia Corp. ..........................................        15,600         806,325
  Praxair, Inc. ............................................         4,000         149,750
                                                                              ------------
                                                                                   956,075
                                                                              ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 4.0%
  ALLTEL Corp. .............................................         6,200    $    384,012
  AT&T Corp. ...............................................        11,500         363,687
  GTE Corp. ................................................        16,000         996,000
  Lucent Technologies, Inc. ................................         7,500         444,375
  Nortel Networks Corp. ....................................           600          40,950
  SBC Communications, Inc. .................................         8,422         364,251
  *Tellabs, Inc. ...........................................         2,900         198,469
                                                                              ------------
                                                                                 2,791,744
                                                                              ------------
Computers -- 2.7%
  Compaq Computer Corp. ....................................         5,400         138,037
  Hewlett Packard Co. ......................................         3,400         424,575
  International Business Machines Corp. ....................         9,500       1,040,844
  *Sun Microsystems, Inc. ..................................         2,600         236,437
                                                                              ------------
                                                                                 1,839,893
                                                                              ------------
Consumer Products -- 1.3%
  Kimberly-Clark Corp. .....................................        15,900         912,262
                                                                              ------------
Drugs & Health Care -- 8.0%
  Abbott Laboratories.......................................         6,100         271,831
  Aetna, Inc. ..............................................         2,900         186,144
  American Home Products Corp. .............................        22,600       1,327,750
  *Baxter International, Inc. ..............................         9,000         632,812
  Becton, Dickinson & Co. ..................................        15,700         450,394
  Bristol-Myers Squibb Co. .................................         4,000         233,000
  *Edwards Lifesciences Corp. ..............................         1,800          34,425
  *Elan Corp. Plc ADR.......................................         9,500         460,156
  Eli Lilly & Co. ..........................................         2,900         289,637
  HCA -- The Healthcare Co. ................................         9,000         273,375
  Johnson & Johnson.........................................         6,500         662,187
  Tenet Healthcare Corp. ...................................         6,500         175,500
  UnitedHealth Group, Inc. .................................         1,800         154,350
  *Watson Pharmaceuticals, Inc. ............................         7,000         376,250
                                                                              ------------
                                                                                 5,527,811
                                                                              ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics -- 3.7%
  *Agilent Technologies, Inc. ..............................         1,296    $     95,580
  General Electric Co. .....................................        11,400         581,400
  Koninklijke (Royal) Philips Electronics NV ADR............        11,500         546,250
  Motorola, Inc. ...........................................        27,000         784,687
  *Solectron Corp. .........................................         4,400         184,250
  *Texas Instruments, Inc. .................................         5,500         377,781
                                                                              ------------
                                                                                 2,569,948
                                                                              ------------
Energy -- 2.0%
  Chevron Corp. ............................................         5,100         432,544
  Royal Dutch Petroleum Co. ................................         8,000         492,500
  Williams Cos., Inc. ......................................        11,300         471,069
                                                                              ------------
                                                                                 1,396,113
                                                                              ------------
Entertainment -- 0.6%
  *Walt Disney Co. .........................................        10,800         419,175
                                                                              ------------
Finance -- 2.5%
  American Express Co. .....................................        11,100         578,587
  Citigroup, Inc. ..........................................        13,500         813,375
  First Data Corp. .........................................         7,000         347,375
                                                                              ------------
                                                                                 1,739,337
                                                                              ------------
Food & Food Distributors -- 1.5%
  *Kroger Co. ..............................................        30,400         670,700
  McCormick & Co, Inc. .....................................        11,000         357,500
                                                                              ------------
                                                                                 1,028,200
                                                                              ------------
Hotel/Restaurants -- 0.4%
  Marriott International, Inc. Class A......................         8,500         306,531
                                                                              ------------
Industrial Diversified -- 0.4%
  Parker-Hannifin Corp. ....................................         7,400         253,450
                                                                              ------------
Insurance -- 2.0%
  American General Corp. ...................................         8,200         500,200
  American International Group, Inc. .......................         7,562         888,535
                                                                              ------------
                                                                                 1,388,735
                                                                              ------------
Machinery & Heavy Equipment -- 0.5%
  Dover Corp. ..............................................         9,175         372,161
                                                                              ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Manufacturing -- 0.5%
  Minnesota Mining & Manufacturing Co. .....................         1,400    $    115,500
  Tyco International Ltd. ..................................         5,300         251,088
                                                                              ------------
                                                                                   366,588
                                                                              ------------
Medical & Medical Services -- 0.4%
  *Genzyme Corp. ...........................................         4,100         243,694
                                                                              ------------
Medical Instruments -- 0.4%
  *Boston Scientific Corp. .................................        14,000         307,125
                                                                              ------------
Oil & Gas -- 4.5%
  Burlington Resources, Inc. ...............................        14,800         566,100
  Conoco, Inc. Class B......................................        18,495         454,283
  Exxon Mobil Corp. ........................................        15,081       1,184,801
  *Global Marine, Inc. .....................................         8,200         231,138
  *Ocean Energy, Inc. ......................................        10,000         141,875
  Santa Fe International Corp. .............................        10,100         352,869
  Transocean Sedco Forex, Inc. .............................         3,248         173,565
                                                                              ------------
                                                                                 3,104,631
                                                                              ------------
Oil Field Equipment & Services -- 1.6%
  Halliburton Co. ..........................................        13,900         655,906
  Schlumberger Ltd. ........................................         5,900         440,288
                                                                              ------------
                                                                                 1,096,194
                                                                              ------------
Paper & Forest Products -- 0.6%
  International Paper Co. ..................................        14,200         423,338
                                                                              ------------
Railroads -- 0.4%
  Union Pacific Corp., Series A.............................         7,800         290,063
                                                                              ------------
Real Estate -- 0.5%
  Weyerhaeuser Co. .........................................         8,000         344,000
                                                                              ------------
Semiconductors -- 0.7%
  Intel Corp. ..............................................         2,500         334,219
  National Semiconductor Corp. .............................         2,500         141,875
                                                                              ------------
                                                                                   476,094
                                                                              ------------
Software -- 0.7%
  *BMC Software, Inc. ......................................         6,100         222,555
  *Network Associates, Inc. ................................        10,200         207,825
                                                                              ------------
                                                                                   430,380
                                                                              ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                 MATURITY     SHARES OR
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities -- 2.9%
  Duke Power Co. ...........................................                      18,500    $ 1,042,938
  Enron Corp. ..............................................                      14,000        903,000
                                                                                            -----------
                                                                                              1,945,938
                                                                                            -----------
    TOTAL COMMON STOCK (COST $29,649,339)...................                                 36,902,420
                                                                                            -----------
U.S. TREASURY NOTES -- 10.4%
  U.S. Treasury Notes, 5.875%...............................    11/15/2004    $1,500,000      1,476,591
  U.S. Treasury Notes, 6.50%................................    02/15/2010     5,500,000      5,678,597
                                                                                            -----------
    TOTAL U.S. TREASURY NOTES (COST $7,006,843).............                                  7,155,188
                                                                                            -----------
U.S. TREASURY BONDS -- 6.8%
  U.S. Treasury Bonds, 7.25%................................    05/15/2016     1,000,000      1,100,313
  U.S. Treasury Bonds, 5.25%................................    02/15/2029     2,000,000      1,774,376
  U.S. Treasury Bonds, 6.25%................................    05/15/2030     1,750,000      1,836,954
                                                                                            -----------
    TOTAL U.S. TREASURY BONDS (COST $4,648,614).............                                  4,711,643
                                                                                            -----------
AGENCY OBLIGATIONS -- 12.1%
  Federal Home Loan Mortgage Corp., 9.00%...................    08/01/2004       448,973        462,021
  Federal Home Loan Mortgage Corp., 9.00%...................    12/01/2004       437,123        449,827
  Federal Home Loan Mortgage Corp., 9.50%...................    08/01/2005       409,877        428,706
  Federal Home Loan Mortgage Corp., 9.50%...................    03/01/2006        73,487         76,495
  Federal Home Loan Mortgage Corp., 8.00%...................    11/01/2008       197,653        200,679
  Federal National Mortgage Association, 7.00%..............    12/01/2029       992,406        957,672
  Federal National Mortgage Association, 7.00%..............    03/01/2008       204,655        200,754
  Federal National Mortgage Association, 7.75%..............    03/01/2008       113,045        112,444
  Federal National Mortgage Association, 7.75%..............    05/01/2008        74,493         74,097
  Federal National Mortgage Association, 10.50%.............    03/01/2018       311,017        330,358
  Federal National Mortgage Association, 8.50%..............    10/01/2026       717,868        730,879
  Federal National Mortgage Association, 8.00%..............    10/01/2027       506,256        508,313
  Federal National Mortgage Association, 8.00%..............    01/01/2028       565,239        567,536
  Federal National Mortgage Association, 7.50%..............    05/01/2028       400,009        394,134
  Federal National Mortgage Association, 7.00%..............    01/01/2030       995,806        960,953
  Federal National Mortgage Association, 7.125%.............    01/15/2030     1,000,000      1,002,472
  Government National Mortgage Association, 8.00%...........    03/15/2007       177,514        180,288
  Government National Mortgage Association, 7.50%...........    11/15/2007       506,732        503,407
  Government National Mortgage Association, 8.00%...........    08/15/2008       272,377        276,633
                                                                                            -----------
    TOTAL AGENCY OBLIGATIONS (COST $8,462,348)..............                                  8,417,668
                                                                                            -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                 MATURITY
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE          PAR           VALUE
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 14.6%
Automobiles -- 1.5%
  DaimlerChrysler NA Holdings, 7.75%........................    06/15/2005    $1,000,000    $ 1,008,597
                                                                                            -----------
Broker -- 0.7%
  Goldman Sachs, 7.80%......................................    01/28/2010       500,000        495,442
                                                                                            -----------
Communications -- 2.9%
  Comsat Corp. Medium Term Note, 8.55%......................    12/13/2006       500,000        527,390
  Deutsche Telekom International Finance, 8.25%.............    06/15/2030       500,000        508,125
  MCI WorldCom, Inc., 6.40%.................................    08/15/2005       500,000        473,938
  US West Communications, 7.625%............................    06/09/2003       500,000        499,062
                                                                                            -----------
                                                                                              2,008,515
                                                                                            -----------
Computers -- 0.4%
  Sun Microsystems, Inc., 7.00%.............................    08/15/2002       250,000        248,629
                                                                                            -----------
Consumer Products -- 0.7%
  Fortune Brands, Inc., 7.125%..............................    11/01/2004       500,000        492,311
                                                                                            -----------
Consumer Services -- 0.6%
  Service Corp. International, 6.75%........................    06/01/2001       500,000        430,000
                                                                                            -----------
Containers -- 0.7%
  Crown Cork & Seal Co., Inc., 7.125%.......................    09/01/2002       500,000        477,405
                                                                                            -----------
Food & Food Distributors -- 1.5%
  Anheuser Busch, 7.50%.....................................    03/15/2012     1,000,000      1,002,141
                                                                                            -----------
Industrial -- 0.7%
  IMC Global, Inc., 7.40%...................................    11/01/2002       500,000        493,799
                                                                                            -----------
Insurance -- 1.4%
  GE Global Insurance, 7.75%................................    06/15/2030     1,000,000        989,479
                                                                                            -----------
Manufacturing -- 1.4%
  FMC Corp., 7.125%.........................................    11/25/2002     1,000,000        982,489
                                                                                            -----------
Real Estate -- 0.7%
  Simon Property Group LP, Inc., 6.625%.....................    06/15/2003       500,000        478,237
                                                                                            -----------
Retail Merchandising -- 1.4%
  Penney (J.C.) & Co. Notes, 7.25%..........................    04/01/2002     1,000,000        972,477
                                                                                            -----------
    TOTAL CORPORATE BONDS (COST $10,072,823)................                                 10,079,521
                                                                                            -----------
COMMERCIAL PAPER -- 12.9%
  American General Corp., 6.70%.............................    07/07/2000     2,000,000      1,997,767
  Merrill Lynch & Co., Inc., 6.53%..........................    08/15/2000     3,500,000      3,471,431
  Northern Trust Co., 6.50%.................................    07/03/2000     3,400,000      3,398,772
                                                                                            -----------
    TOTAL COMMERCIAL PAPER (COST $8,867,970)................                                  8,867,970
                                                                                            -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, June 30, 2000 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                                                SHARES         VALUE
-------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 0.2%
  Provident Institutional Funds -- TempCash...............................       106,486    $   106,486
                                                                                            -----------
    TOTAL SHORT TERM INVESTMENTS (COST $106,486)..........................                      106,486
                                                                                            -----------
    TOTAL INVESTMENTS -- 110.5% (COST $68,814,423)........................                   76,240,896
LIABILITIES IN EXCESS OF OTHER ASSETS -- (10.5%)..........................                   (7,243,918)
                                                                                            -----------
NET ASSETS -- 100.0%
  (Equivalent to $15.81 per share based on 4,364,838 shares of capital
    stock outstanding)....................................................                  $68,996,978
                                                                                            ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($68,996,978/4,364,838 shares outstanding)..............................                  $     15.81
                                                                                            ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

2000 Semi-annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

The Market Street Fund Aggressive Growth Portfolio achieved a return of 20.8% for the six-month period ending June 30, 2000. This performance far outpaced the 3.1% returned by the Russell 2000 index and the 8.3% returned by the average fund in the Morningstar Small Blend category for the same six-month period.

The Portfolio's modest exposure to some of the leading genomics companies coupled with very strong stock selection, especially in the technology sector, are two key factors explaining the strong results. Taking profits on the Portfolio's big winners and becoming somewhat more defensive in early to mid March also was a contributing factor.

Although the Portfolio was modestly under-weighted in technology at the end of the second quarter, it continues to be exposed to companies that will benefit from some of the strongest technology trends (e.g. wireless communications and the robust demand for analog semiconductors). The overweight in health care should help the Portfolio outperform if the U.S. economy moderates in the second half of this year.

Scott T. Brayman, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, June 30, 2000
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 88.6%
Aerospace & Defense -- 0.7%
  AAR Corp. ................................................        48,000    $   576,000
                                                                              -----------
Air Transport -- 0.6%
  *EGL, Inc. ...............................................        15,000        461,250
                                                                              -----------
Banks -- 1.0%
  Cullen Frost Bankers, Inc. ...............................        15,000        394,687
  Wilmington Trust Corp. ...................................         9,000        384,750
                                                                              -----------
                                                                                  779,437
                                                                              -----------
Beverages -- 0.6%
  *Robert Mondavi Corp., Class A............................        15,000        460,312
                                                                              -----------
Broadcasting & Publishing -- 1.0%
  *IDG Books Worldwide, Inc. ...............................        18,000        163,125
  Meredith Corp. ...........................................        18,000        607,500
                                                                              -----------
                                                                                  770,625
                                                                              -----------
Building Materials -- 0.3%
  Vulcan Materials Co. .....................................         5,500        234,781
                                                                              -----------
Building - Maintenance & Service -- 0.4%
  American Building Maintenance Industries..................        15,000        345,000
                                                                              -----------
Business & Consumer Services -- 9.0%
  *Acxiom Corp. ............................................        39,000      1,062,750
  *Administaff, Inc. .......................................        19,000      1,206,500
  *Affiliated Computer Services, Inc. ......................        58,000      1,917,625
  *American Management Systems, Inc. .......................        20,000        656,562
  *Caci International, Inc. ................................        22,000        429,000
  *Catalina Marketing Corp. ................................        10,000      1,020,000
  *Healthcare Services Group................................        41,700        187,650
  Unifirst Corp. ...........................................        62,000        488,250
                                                                              -----------
                                                                                6,968,337
                                                                              -----------
Chemicals & Allied Products -- 4.2%
  *Bush Boake Allen, Inc. ..................................        25,000      1,093,750
  Cambrex Corp. ............................................        48,000      2,160,000
                                                                              -----------
                                                                                3,253,750
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 2.0%
  Dynatech Corp. ...........................................        12,000    $   217,500
  *Tekelec, Inc. ...........................................        14,000        674,625
  True North Communications.................................        15,000        638,437
                                                                              -----------
                                                                                1,530,562
                                                                              -----------
Computers -- 5.6%
  *Actel Corporation........................................        15,000        684,375
  *BISYS Group, Inc. .......................................         9,000        553,500
  *Black Box Corp. .........................................         8,000        633,375
  *Ciber, Inc. .............................................        36,000        477,000
  *Extreme Networks, Inc. ..................................         8,000        844,000
  *Kronos, Inc. ............................................        20,000        520,000
  *Silicon Storage Technology, Inc. ........................         7,000        618,187
  *Storage Networks.........................................           100          9,025
                                                                              -----------
                                                                                4,339,462
                                                                              -----------
Cosmetics and Toiletries -- 0.8%
  Alberto-Culver Co. Class A................................        25,000        656,250
                                                                              -----------
Drugs & Health Care -- 7.9%
  Barr Laboratories, Inc. ..................................        37,500      1,680,469
  *ChiRex, Inc. ............................................        38,000        760,000
  *Medicis Pharmaceutical Corp., Class A....................        15,000        855,000
  *Millennium Pharmaceuticals, Inc. ........................         5,000        559,375
  *Myriad Genetics, Inc. ...................................         3,800        562,697
  *Shire Pharmaceuticals Group..............................         7,000        363,125
  *Watson Pharmaceuticals, Inc. ............................        25,000      1,343,750
                                                                              -----------
                                                                                6,124,416
                                                                              -----------
Electronics -- 10.1%
  *Aeroflex, Inc. ..........................................        12,000        596,250
  Applied Power, Inc. Class A...............................        58,000      1,943,000
  *Cable Design Technologies, Inc. .........................        38,000      1,273,000
  CTS Corp. ................................................        37,000      1,665,000
  Harman International Industries, Inc. ....................        29,000      1,769,000
  Methode Electronics, Inc. Class A.........................        14,000        540,750
                                                                              -----------
                                                                                7,787,000
                                                                              -----------
Environmental Control -- 2.3%
  Donaldson Co., Inc........................................        40,000        790,000
  *Tetra Technologies, Inc. ................................        68,000        964,750
                                                                              -----------
                                                                                1,754,750
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance - Investment & Other -- 2.7%
  Waddell & Reed Financial, Inc. ...........................        45,000    $ 1,476,562
  Waddell & Reed Financial, Inc. Class B....................        22,500        653,906
                                                                              -----------
                                                                                2,130,468
                                                                              -----------
Food & Food Distributors -- 3.5%
  McCormick & Co., Inc. ....................................        10,000        325,000
  *Smart & Final, Inc. .....................................        47,000        361,313
  Tootsie Roll Industries, Inc. ............................        15,000        525,000
  Universal Foods Corp. ....................................        25,000        462,500
  *Whole Foods Market, Inc. ................................        25,000      1,032,813
                                                                              -----------
                                                                                2,706,626
                                                                              -----------
Hotel/Restaurants -- 0.6%
  *Hotel Reservations Network, Inc. Class A.................        15,000        446,250
                                                                              -----------
Industrial & Commercial Services -- 1.1%
  *Plexus Corp. ............................................         7,500        847,500
                                                                              -----------
Insurance -- 3.1%
  Enhance Financial Services Group, Inc. ...................        24,000        339,000
  HCC Insurance Holdings, Inc. .............................        70,000      1,281,875
  HSB Group, Inc. ..........................................        24,000        747,000
                                                                              -----------
                                                                                2,367,875
                                                                              -----------
Manufacturing -- 2.9%
  AptarGroup, Inc. .........................................        50,000      1,350,000
  *Gardner Denver Machinery, Inc. ..........................        26,000        464,750
  Robbins & Myers, Inc. ....................................        20,000        456,250
                                                                              -----------
                                                                                2,271,000
                                                                              -----------
Medical & Medical Services -- 3.4%
  *Cell Therapeutics, Inc. .................................        19,000        581,875
  *Colorado Medtech, Inc. ..................................        48,000        303,000
  *Covance, Inc. ...........................................        48,000        423,000
  *CuraGen Corp. ...........................................         5,000        190,313
  *Diversa Corp. ...........................................         5,000        165,625
  *Invitrogen Corp. ........................................         5,000        376,016
  Regeneron Pharmaceuticals, Inc. ..........................        14,000        417,375
  *Sequenom, Inc. ..........................................         4,000        181,500
                                                                              -----------
                                                                                2,638,704
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Equipment & Supplies -- 3.5%
  Diagnostic Products Corp. ................................         8,000    $   256,000
  Mentor Corp. .............................................        24,000        652,500
  *Minntech Corp. ..........................................        40,000        270,000
  *Orthodontic Centers of America, Inc. ....................        48,000      1,086,000
  *STARR Surgical Co. ......................................        40,000        447,500
                                                                              -----------
                                                                                2,712,000
                                                                              -----------
Oil & Gas -- 2.5%
  *Cal Dive International, Inc. ............................        14,000        758,625
  Helmerich & Payne, Inc. ..................................        14,000        497,000
  Santa Fe International Corp. .............................        20,000        698,750
                                                                              -----------
                                                                                1,954,375
                                                                              -----------
Oil Equipment & Services -- 2.1%
  CARBO Ceramics, Inc. .....................................        25,000        878,125
  *Oceaneering International, Inc. .........................        40,000        760,000
                                                                              -----------
                                                                                1,638,125
                                                                              -----------
Real Estate -- 2.6%
  Chateau Communities, Inc. ................................        48,000      1,356,000
  Liberty Property Trust....................................        24,000        622,500
                                                                              -----------
                                                                                1,978,500
                                                                              -----------
Restaurants -- 3.7%
  *Applebee's International, Inc. ..........................        25,000        757,813
  *Jack in the Box, Inc. ...................................        48,000      1,188,000
  Ruby Tuesday, Inc. .......................................        75,000        942,188
                                                                              -----------
                                                                                2,888,001
                                                                              -----------
Retail Merchandising -- 2.1%
  Casey General Stores, Inc. ...............................        63,000        653,625
  Claire's Stores, Inc. ....................................        25,000        481,250
  Ethan Allen Interiors, Inc. ..............................        10,000        240,000
  *ShopKo Stores, Inc. .....................................        15,000        230,625
                                                                              -----------
                                                                                1,605,500
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                 MATURITY       SHARES
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE         OR PAR         VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors -- 4.2%
  *Alpha Industries, Inc. ..................................                      10,000    $   440,625
  *C-Cube Microsystems, Inc. ...............................                      15,000        294,375
  Dallas Semiconductor Corp. ...............................                      47,000      1,915,250
  *Marvell Technology Group Ltd. ...........................                         100          5,700
  *PLX Technology, Inc. ....................................                      14,000        581,000
                                                                                            -----------
                                                                                              3,236,950
                                                                                            -----------
Software -- 1.7%
  *Filenet Corp. ...........................................                      24,000        441,000
  *Wind River Systems, Inc. ................................                      24,000        909,000
                                                                                            -----------
                                                                                              1,350,000
                                                                                            -----------
Transportation -- 2.4%
  Expeditors International of Washington, Inc. .............                       9,000        427,500
  *RailAmerica, Inc. .......................................                      14,999         95,619
  Robinson (C.H.) Worldwide, Inc. ..........................                      19,000        940,500
  USFreightways Corp. ......................................                      15,000        368,438
                                                                                            -----------
                                                                                              1,832,057
                                                                                            -----------
    TOTAL COMMON STOCK (COST $58,351,740)...................                                 68,645,863
                                                                                            -----------
CORPORATE BONDS -- 0.1%
  Phoenix Investment Partners Ltd., 6.00%...................    11/01/2015    $   62,500         81,406
                                                                                            -----------
    TOTAL CORPORATE BONDS (COST $63,666)....................                                     81,406
                                                                                            -----------
COMMERCIAL PAPER -- 11.1%
  American General Finance Corp., 6.52%.....................    07/05/2000     2,000,000      1,998,551
  Chrysler Financial Corp., 6.70%...........................    07/13/2000     1,400,000      1,396,873
  Ford Motor Credit Co., 6.53%..............................    07/05/2000     1,700,000      1,698,767
  Household Finance Corp., 6.54%............................    07/10/2000     2,200,000      2,196,403
  Transamerica Finance Corp., 6.75%.........................    07/14/2000     1,300,000      1,296,831
                                                                                            -----------
    TOTAL COMMERCIAL PAPER (COST $8,587,425)................                                  8,587,425
                                                                                            -----------
SHORT TERM INVESTMENTS -- 0.3%
  Provident Institutional Funds -- TempCash.................                     221,101        221,101
                                                                                            -----------
    TOTAL SHORT TERM INVESTMENTS (COST $221,101)............                                    221,101
                                                                                            -----------
    TOTAL INVESTMENTS -- 100.1% (COST $67,223,932)..........                                 77,535,795
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%.............                                    (71,472)
                                                                                            -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                                              VALUE
-------------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%
  (Equivalent to $24.21 per share based on 3,199,873 shares of capital stock
    outstanding)........................................................................    $77,464,323
                                                                                            ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($77,464,323/3,199,873 shares outstanding)............................................    $     24.21
                                                                                            ===========

* Non-Income Producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

2000 Semi-Annual Review
The Boston Company Asset Management, Inc.

--------------------------------------------------------------------------------

The Market Street Fund International Portfolio's total return for the six months ended June 30, 2000 was -0.4% compared to the -4.1% return for the MSCI EAFE Index.

The first half of 2000 has provided investors all around the world with little cause for jubilation. While technology and telecom paused to reassess valuations, even the consumer decided to reduce spending on discretionary items. These sectors posted declines ranging from -5.2% to -16.4%. Positive performance was evident in consumer staples, energy and health care as investors looked elsewhere for growth. We did see, by the end of the period, a return to value investing. The impact of our stock selection accounted for virtually the entire performance premium delivered in the first half.

Telecom and technology weightings in the indices have increased dramatically in the last five years. From October 1999 to the end of March 2000, we maintained a half weight, relative to the index, but stock selection more than made up the difference. Specifically, our 5% weighting in technology returned 113% versus the index return of 80%. In telecom, our 6.9% weighting's return of 47% nearly matched the index return of 56%. In the second quarter of this year, we lightened our weightings further and because of our value discipline, stock performance was measurably better than the sectors' return. In technology, our 4.8% weighting returned 2.9% versus the sector return, which was down -7.5%. Similarly, in telecom our 6.4% weighting was only down -13.3% versus the index which was down -21.5%.

Elsewhere, Japanese stocks performed in line with other major markets as investors' fret over the possibility of slipping into another recession. Japanese Prime Minister Yoshiro Mori and his Liberal Democratic Party barely held on, in recent elections, and seemed unable to offer effective fiscal solutions. Japanese banks continue to be hamstrung by non-performing loans from companies that over-expanded during the bubble years and do not appear to be competitive today. Banks have been asked to forgive some loans and the government is poised to intervene with public assistance. However, some leading industry figures are appalled at the notion of debt waivers. The current tension in Japan has provided excellent opportunities to purchase inexpensive stocks, which we believe will provide excellent returns.

The Portfolio benefited on a relative basis by being about half-weighted in the under-performing services sector. Furthermore, this benefit was multiplied by our stock picking within this arena. This effect is even more dramatic in financials, which is the largest portion of the portfolio at about 21%. Although our weighting was about neutral to the benchmark, our holdings provided out-performance.

We have always believed that a disciplined approach to global value investing leads to out-performance with less volatility. In such an environment, a disciplined value approach provides an advantage through careful stock picking. We look forward to the next six months and the opportunity to continue to provide you with our disciplined value investment process.


Sandor Cseh, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, June 30, 2000
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK -- 97.8%
Australia -- 1.6%
  *Australia & New Zealand Bank Group Ltd. .................      149,566    $ 1,150,368
  Goodman Fielder Ltd. .....................................      386,174        287,515
                                                                             -----------
                                                                               1,437,883
                                                                             -----------
Austria -- 0.8%
  Bank Austria AG...........................................       14,950        731,163
                                                                             -----------
Belgium -- 1.0%
  *Dexia Belgium............................................        5,910        875,283
                                                                             -----------
Brazil -- 0.9%
  Petroleo Brasileiro SA ADR................................       13,500        407,855
  Tele Norte Leste Participacoes SA ADR.....................          422          9,970
  Telecomunicacoes Brasileiras SA ADR.......................        3,611        350,718
                                                                             -----------
                                                                                 768,543
                                                                             -----------
Denmark -- 0.4%
  Jyske Bank................................................       20,950        393,040
                                                                             -----------
Finland -- 0.5%
  Kesko Oyj.................................................       41,000        418,568
                                                                             -----------
France -- 9.2%
  *Alstom SA................................................       12,315        334,200
  Assurances Generales de France............................       16,198        859,432
  Banque Nationale de Paris.................................       13,400      1,294,785
  Bongrain..................................................        1,227        323,217
  *Compagnie De Saint Gobain................................        3,700        502,224
  *Dexia Strips.............................................        4,510             --
  L'Air Liquide.............................................        7,961      1,042,398
  Michelin-(CGDE)...........................................       22,353        720,173
  Societe Generale..........................................        8,072        487,477
  Suez Lyonnaise des Eaux...................................        2,400        422,163
  *Thomson CSF..............................................        2,555        101,054
  Total Fina SA ADR.........................................       19,261      1,483,097
  *Usinor Sacilor...........................................       40,500        496,156
                                                                             -----------
                                                                               8,066,376
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Germany -- 7.5%
  Bayer AG..................................................       29,690    $ 1,161,189
  Deutsche Bank AG..........................................       13,877      1,149,322
  Deutsche Lufthansa AG.....................................       30,500        716,306
  Merck KGAA................................................       31,289        968,783
  Metallgesellschaft AG.....................................       27,665        383,205
  Veba AG...................................................       28,304      1,394,580
  Volkswagen AG.............................................       22,450        858,661
                                                                             -----------
                                                                               6,632,046
                                                                             -----------
Greece -- 1.2%
  Hellenic Telecommunications...............................       83,755      1,020,764
                                                                             -----------
Hong Kong -- 1.3%
  *Hong Kong Electric.......................................      356,733      1,148,680
                                                                             -----------
India -- 0.3%
  Videsh Sanchar Nigam Ltd. ................................       15,000        234,375
                                                                             -----------
Ireland -- 0.8%
  *Bank of Ireland..........................................      107,835        677,587
                                                                             -----------
Italy -- 5.6%
  Banca Popolare di Bergamo Credito Varesino SpA............       30,800        572,186
  Beni Stabili SpA..........................................       23,512         12,667
  ENI SpA...................................................      268,400      1,556,576
  *Finmeccanica SpA.........................................      595,000        821,319
  Istituto Bancario San Paolo di Torino SpA.................       34,912        622,138
  *Telecom Italia SpA.......................................      198,800      1,324,444
                                                                             -----------
                                                                               4,909,330
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Japan -- 26.0%
  77 Bank Ltd. .............................................       95,000    $   761,426
  Aiful Corp. ..............................................        4,500        415,968
  Canon, Inc. ..............................................       35,000      1,746,667
  Credit Saison Co. ........................................       65,500      1,522,946
  Dai-Tokyo Fire and Marine Insurance.......................      143,000        509,548
  Fuji Machine..............................................       21,000      1,105,561
  Honda Motor Co. Ltd. .....................................       18,000        614,169
  *Katokichi................................................       14,000        355,288
  Mabuchi Motors............................................        9,700      1,256,031
  *Marubeni Corp. ..........................................      341,000      1,176,401
  Matsumotokiyoshi..........................................       15,600      1,639,599
  Mineba Co. Ltd. ..........................................       90,000      1,131,364
  Mitsubishi Heavy Industries Ltd. .........................      110,000        488,651
  Namco Ltd. ...............................................       19,500        704,054
  Nichiei...................................................       14,100        231,221
  Nippon Express Co. Ltd. ..................................      215,000      1,322,902
  Nippon Telegraph & Telephone Corp. .......................          250        333,171
  Nishimatsu Construction...................................       92,000        363,473
  Rinnai Corp. .............................................       36,000        804,714
  Rohm Co. Ltd. ............................................        3,600      1,058,208
  Sankyo Company Ltd. ......................................       25,000        565,918
  Sekisui Chemical Co. .....................................       75,000        289,221
  Shin-Etsu Chemical Co. Ltd. ..............................       20,000      1,016,999
  *Shohkoh Fund & Co. Ltd. .................................        1,250        282,368
  Sony Corp. ...............................................        6,400        598,857
  TDK Corp. ................................................        8,000      1,152,346
  Yamanouchi Pharmaceuticals................................       25,000      1,368,128
                                                                             -----------
                                                                              22,815,199
                                                                             -----------
Korea -- 0.9%
  *Korea Electric Power ADR.................................       26,400        486,750
  Pohang Iron & Steel Co. Ltd. ADR..........................       13,200        316,800
                                                                             -----------
                                                                                 803,550
                                                                             -----------
Mexico -- 0.4%
  Telefonos de Mexico SA ADR................................        5,416        309,389
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Netherlands -- 7.4%
  *ABN Amro Holding.........................................       57,540    $ 1,415,334
  *Akzo Nobel N.V. .........................................       18,700        797,690
  *Buhrmann N.V. ...........................................       15,943        457,724
  *Fortis N.V. .............................................       40,600      1,186,631
  *Hunter Douglas N.V. .....................................       27,331        742,747
  *ING Groep N.V. ..........................................          313         21,243
  *Stork N.V. ..............................................       41,069        559,030
  *Vedior N.V. .............................................       43,283        537,303
  *Wolters Klumer...........................................       30,301        810,389
                                                                             -----------
                                                                               6,528,091
                                                                             -----------
New Zealand -- 1.1%
  Fletcher Challenge Paper..................................      427,822        491,409
  Telecom Corporation of New Zealand Ltd. ..................      134,882        473,043
                                                                             -----------
                                                                                 964,452
                                                                             -----------
Norway -- 1.3%
  Norsk Hydro...............................................       13,000        547,531
  Orkla.....................................................       32,000        610,240
                                                                             -----------
                                                                               1,157,771
                                                                             -----------
Portugal -- 1.1%
  Portugal Telecom SA.......................................       82,870        934,194
                                                                             -----------
Singapore -- 2.2%
  Natsteel Electronics Co. .................................      112,000        343,324
  Overseas Chinese Banking Corp. ...........................      151,000      1,039,283
  United Overseas Bank Ltd. ................................       87,544        572,157
                                                                             -----------
                                                                               1,954,764
                                                                             -----------
Spain -- 4.0%
  Banco Bilbao Vizcaya SA...................................       43,333        650,078
  Banco Popular Espanol SA..................................       21,900        680,176
  Endesa SA.................................................       63,786      1,240,623
  Repsol ADR................................................       48,700        964,869
                                                                             -----------
                                                                               3,535,746
                                                                             -----------
Sweden -- 1.7%
  Autoliv, Inc. SDR.........................................       35,200        866,884
  Investor AB - B Shares....................................       46,500        638,859
                                                                             -----------
                                                                               1,505,743
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Switzerland -- 5.4%
  *Barry Callebaut AG - Registered Shares...................        4,018    $   575,740
  Forbo Holding AG - Registered Shares......................          860        359,640
  Novartis AG - Registered Shares...........................          915      1,454,033
  *Sulzer AG - Registered Shares............................          830        553,820
  Swisscom AG - Registered Shares...........................        1,750        608,061
  United Bank of Switzerland - Registered Shares............        8,340      1,225,814
                                                                             -----------
                                                                               4,777,108
                                                                             -----------
United Kingdom -- 15.2%
  *Barclays Plc.............................................       25,911        644,494
  *BOC Group Plc............................................       45,060        648,055
  British Aerospace Plc.....................................      175,830      1,096,699
  Bunzl Plc.................................................      213,599      1,144,721
  *Enterprise Oil Plc.......................................       21,400        178,510
  Laird Group Ordinary......................................      100,000        367,121
  Morgan Crucible Co. Plc...................................      206,657        680,466
  *Powergen UK Plc..........................................      113,245        968,645
  Rexam Plc.................................................      209,300        814,328
  *Rio Tinto Plc............................................       53,899        881,255
  *Royal & Sun Alliance Insurance Group.....................      194,465      1,262,978
  *Royal Bank of Scotland Group Plc.........................       53,777        900,428
  Safeway Plc...............................................      169,844        660,816
  *Scottish and Southern Energy Plc.........................       65,500        600,912
  *Tomkins Plc..............................................      185,930        604,477
  Unilever Plc..............................................      196,500      1,189,925
  Wolseley Plc..............................................      130,200        699,740
                                                                             -----------
                                                                              13,343,570
                                                                             -----------
    TOTAL COMMON AND PREFERRED STOCK (COST $78,553,195).....                  85,943,215
                                                                             -----------
SHORT TERM INVESTMENTS -- 0.5%
  Provident Institutional Funds -- TempCash.................      418,548        418,548
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $418,548)............                     418,548
                                                                             -----------
    TOTAL INVESTMENTS -- 98.3% (COST $78,971,743)...........                  86,361,763
                                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.7%...............                   1,459,467
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, June 30, 2000 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                                         VALUE
----------------------------------------------------------------------------------------
NET ASSETS -- 100.0%
  (Equivalent to $14.48 per share based on 6,066,220 shares of capital
    stock outstanding)...................................................    $87,821,230
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($87,821,230/6,066,220 shares outstanding).............................    $     14.48
                                                                             ===========

* Non-Income producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

2000 Semi-Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

The Market Street Fund Sentinel Growth Portfolio earned a total return of 23.8% for the six months ended June 30, 2000. Over the same period, the S&P 500 Index produced a -0.4%.

The strong results for the Portfolio during the latest six-month period were due to the timely shifts in sector weightings and excellent stock selection. The Portfolio started the year with an overweighted position in technology and biotechnology stocks. Those two sectors led the market higher during the first two months of the year. We reduced our exposure to high multiple stocks in March, and, as a result, the Portfolio performed well in spite of a sharp sell-off in technology stocks. We increased our weightings in technology and biotech stocks in late May, which allowed the portfolio to participate in the market rally that began in May.

Our strategy continues to emphasize market-dominant companies with defensible "franchises" in growth industries. These companies usually possess proprietary technology, dominant brand names, and superior products. Typically, our largest sector weightings are in the fastest growing areas of the market, such as technology, healthcare and consumer growth stocks.

Robert L. Lee, CFA

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, June 30, 2000
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 97.5%
Banks -- 0.9%
  Bank of New York Co., Inc. ...............................      4,100    $   190,650
                                                                           -----------
Business & Consumer Services -- 3.4%
  *Administaff, Inc. .......................................      6,900        438,150
  *Convergys Corp. .........................................      5,500        285,312
                                                                           -----------
                                                                               723,462
                                                                           -----------
Chemicals & Allied Products -- 1.2%
  Cambrex Corp. ............................................      5,700        256,500
                                                                           -----------
Communications -- 8.5%
  *Nextlink Communications, Inc. ...........................      9,300        352,819
  Nortel Networks Corp. ....................................      6,000        409,500
  Scientific-Atlanta, Inc. .................................      3,300        245,850
  *Sonus Networks, Inc. ....................................      2,900        457,838
  *Tekelec, Inc. ...........................................      4,700        226,481
  *WinStar Communications, Inc. ............................      2,500         84,687
                                                                           -----------
                                                                             1,777,175
                                                                           -----------
Computer Peripherals -- 0.3%
  *Storage Networks.........................................        600         54,150
                                                                           -----------
Computers -- 17.0%
  *Black Box Corp. .........................................      4,100        324,605
  *Brocade Communications Systems, Inc. ....................      2,000        366,969
  *Cisco Systems, Inc. .....................................      6,300        400,444
  *EMC Corp. ...............................................      4,600        353,912
  *Extreme Networks, Inc. ..................................      2,700        284,850
  *Juniper Networks, Inc. ..................................      3,800        553,137
  *Siebel Systems, Inc. ....................................      1,600        261,700
  *Silicon Storage Technology, Inc. ........................      4,100        362,081
  *Sun Microsystems, Inc. ..................................      3,500        318,281
  *Veritas Software Corp. ..................................      3,000        339,047
                                                                           -----------
                                                                             3,565,026
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care -- 18.6%
  *Barr Laboratories, Inc. .................................      7,500    $   336,094
  *Chiron Corp. ............................................      4,100        194,750
  *Elan Corp. Plc ADR.......................................      3,000        145,312
  *Forest Laboratories, Inc. ...............................      2,700        272,700
  *Human Genome Sciences, Inc. .............................      3,800        506,825
  *Incyte Pharmaceuticals, Inc. ............................      3,200        263,000
  *Medicis Pharmaceutical Corp., Class A....................      5,500        313,500
  *Millennium Pharmaceuticals, Inc. ........................      5,500        615,312
  *Myriad Genetics, Inc. ...................................      5,100        755,198
  Pfizer, Inc. .............................................      4,200        201,600
  *Watson Pharmaceuticals, Inc. ............................      5,500        295,625
                                                                           -----------
                                                                             3,899,916
                                                                           -----------
Electronic Instruments -- 2.8%
  *Analog Devices, Inc. ....................................      4,300        326,800
  *Micrel, Inc. ............................................      6,000        260,625
                                                                           -----------
                                                                               587,425
                                                                           -----------
Electronics -- 5.0%
  *Cable Design Technologies, Inc. .........................      3,900        130,650
  *Cree Research, Inc. .....................................      1,300        173,550
  *JDS Uniphase Corp. ......................................      3,700        443,537
  Linear Technology Corp. ..................................      4,700        300,506
                                                                           -----------
                                                                             1,048,243
                                                                           -----------
Entertainment -- 0.4%
  *Walt Disney Co. .........................................      2,100         81,506
                                                                           -----------
Finance -- 0.5%
  Citigroup, Inc. ..........................................      1,900        114,475
                                                                           -----------
Finance - Investment & Other -- 0.9%
  Waddell & Reed Financial, Inc. Class B....................      6,850        199,078
                                                                           -----------
Food & Food Distributors -- 1.0%
  *Starbucks Corp. .........................................      5,900        225,306
                                                                           -----------
Industrial & Commercial Services -- 2.7%
  *Plexus Corp. ............................................      5,000        565,000
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 3.4%
  American International Group, Inc. .......................      1,700    $   199,750
  HSB Group, Inc. ..........................................      4,600        143,175
  Marsh & McLennan Cos., Inc. ..............................      3,500        365,531
                                                                           -----------
                                                                               708,456
                                                                           -----------
Medical & Medical Services -- 1.7%
  *Genzyme Corp. ...........................................      6,100        362,569
                                                                           -----------
Oil & Gas -- 5.8%
  Burlington Resources, Inc. ...............................      3,400        130,050
  *Cal Dive International, Inc. ............................      7,700        417,244
  EOG Resources, Inc. ......................................      7,900        264,650
  *Global Marine, Inc. .....................................      3,400         95,838
  *Ocean Energy, Inc. ......................................     10,300        146,131
  Santa Fe International Corp. .............................      4,400        153,725
                                                                           -----------
                                                                             1,207,638
                                                                           -----------
Oil Equipment & Services -- 0.8%
  *Smith International, Inc. ...............................      2,200        160,188
                                                                           -----------
Retail Merchandising -- 1.4%
  *Bed, Bath & Beyond, Inc. ................................      3,300        119,625
  *Best Buy Co., Inc. ......................................      1,900        120,175
  Wal-Mart Stores, Inc. ....................................      1,000         57,625
                                                                           -----------
                                                                               297,425
                                                                           -----------
Semiconductors -- 13.8%
  *Alpha Industries, Inc. ..................................      5,200        229,125
  *Applied Materials, Inc. .................................      3,600        326,250
  *Broadcom Corp., Class A..................................      2,000        437,875
  *C-Cube Microsystems, Inc. ...............................      9,200        180,550
  Dallas Semiconductor Corp. ...............................      8,300        338,225
  Intel Corp. ..............................................      2,300        307,481
  *KLA-Tencor Corp. ........................................      2,300        134,694
  *Marvell Technology Group Ltd. ...........................        600         34,200
  *Micron Technology, Inc. .................................      3,400        299,413
  *Novellus Systems, Inc. ..................................      4,200        237,563
  *Vitesse Semiconductors Corp. ............................      5,100        375,169
                                                                           -----------
                                                                             2,900,545
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Sentinel Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Software -- 6.1%
  *Ariba, Inc. .............................................      1,900    $   186,289
  *DoubleClick, Inc. .......................................      1,300         49,563
  *Inktomi Corp. ...........................................      2,900        342,925
  *Oracle Corp. ............................................      4,600        386,688
  *Wind River Systems, Inc. ................................      8,200        310,575
                                                                           -----------
                                                                             1,276,040
                                                                           -----------
Transportation -- 1.3%
  Robinson (C.H.) Worldwide, Inc. ..........................      5,500        272,250
                                                                           -----------
    TOTAL COMMON STOCK (COST $16,493,381)...................                20,473,023
                                                                           -----------
SHORT TERM INVESTMENTS -- 3.8%
  Provident Institutional Funds -- TempCash.................    788,042        788,042
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $788,042)............                   788,042
                                                                           -----------
    TOTAL INVESTMENTS -- 101.3% (COST $17,281,423)..........                21,261,065
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3%).............                  (268,435)
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $20.29 per share based on 1,034,857 shares
    of capital stock outstanding)...........................               $20,992,630
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($20,992,630/1,034,857 shares outstanding)................               $     20.29
                                                                           ===========

*Non-Income Producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

2000 Semi-Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

State Street Global Advisors began to manage the portfolio as a sub-adviser on February 7, 2000. The performance of this large and important portfolio has matched expectations. After fees, the portfolio returned 2.40% (from inception through June 30) versus 2.62% over the same period for the S&P 500 Index.

Clearly the equity markets for the first half of 2000 were disappointing after five calendar years of annual returns in excess of 20% for the S&P 500 Index. For the six months ended June 30 the S&P 500 Index declined 0.40%. First half returns for the Wilshire 5000, a measure of the broad market, was also modestly negative.

During the first two and a half months of this year, the market continued its strong run from the end of 1999. The market environment was more favorable to the large cap growth investment style and both the S&P 500 Index and the portfolio returned 5.4% from the February inception date through March 31. The second quarter witnessed a reversal in performance. Stocks began to decline in mid March through May as investors focused on the tightening monetary actions of the Federal Reserve. The more defensive value indices moved higher in April and May as investors fled the higher price/earnings large cap stocks that comprise the S&P 500 Index. Late in June, however, large cap growth stocks rebounded, with the market focused on earnings and not the Federal Reserve. This rebound could not offset the price declines experienced in April and May.

The largest sector holdings of the portfolio include:

SECTOR                                                          %
------                                                        -----
Computers...................................................  11.6%
Communications..............................................  11.5%
Drugs and Health Care.......................................  10.0%
Electronics.................................................   6.9%
Software....................................................   5.8%
Semiconductors..............................................   5.3%
Finance.....................................................   5.3%

The portfolio exhibits the same general index characteristics as the overall S&P 500 Index e.g. same price/earnings multiple, price/book multiple, yield, weighted average capitalization, and the five year historic and projected return on equity growth rates. During the second half of 2000 we expect the portfolio will continue to demonstrate performance similar to its benchmark. As we enter the third quarter, there appears to be a growing consensus that we are near the end of Federal Reserve actions. Volatility, however, will continue to be part of this market.

We look forward to your continued support.

Sarah C. Lange, CFA
President

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 98.0%
Aerospace & Defense -- 0.8%
  Boeing Co. ...............................................       27,200    $  1,137,300
  General Dynamics Corp. ...................................        6,300         329,175
  Goodrich (B.F.) Co. ......................................        3,000         102,187
  Lockheed Martin Corp. ....................................       12,100         300,231
  Northrop Grumman Holdings Corp. ..........................        2,200         145,750
  Raytheon Co., Class B.....................................       10,500         202,125
  United Technologies Corp. ................................       14,600         859,575
                                                                             ------------
                                                                                3,076,343
                                                                             ------------
Airlines -- 0.2%
 *AMR Corp. ................................................        4,600         121,612
  Delta Air Lines, Inc. ....................................        3,800         192,137
  Southwest Airlines Co. ...................................       14,800         280,275
 *US Airways Group, Inc. ...................................        2,100          81,900
                                                                             ------------
                                                                                  675,924
                                                                             ------------
Apparel -- 0.1%
  Liz Claiborne, Inc. ......................................        1,400          49,350
  Nike, Inc. Class B........................................        8,200         326,462
 *Reebok International Ltd. ................................        1,700          27,094
  Russell Corp. ............................................        1,100          22,000
  Springs Industries, Inc. Class A..........................          600          19,312
  VF Corp. .................................................        3,600          86,175
                                                                             ------------
                                                                                  530,393
                                                                             ------------
Appliances -- 0.0%
  Black & Decker Corp. .....................................        2,700         106,144
                                                                             ------------
Automobiles -- 0.6%
  Ford Motor Co. ...........................................       37,600       1,616,800
  General Motors Corp. .....................................       16,352         949,431
                                                                             ------------
                                                                                2,566,231
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Automotive & Equipment -- 0.3%
 *Autozone, Inc. ...........................................        4,300    $     94,600
  Cooper Tire & Rubber Co. .................................        2,500          27,812
  Dana Corp. ...............................................        4,200          88,987
  Delphi Automotive Systems Corp. ..........................       16,800         246,750
 *General Motors Corp., Class H.............................          264          23,177
  Genuine Parts Co. ........................................        5,400         108,000
  Goodyear Tire & Rubber Co. ...............................        4,800          96,000
  Harley-Davidson, Inc. ....................................        9,400         361,900
 *Navistar International Corp. .............................        2,000          62,125
  T.R.W., Inc. .............................................        3,800         164,825
 *Visteon Corp. ............................................        4,923          59,692
                                                                             ------------
                                                                                1,333,868
                                                                             ------------
Banks -- 3.7%
  AmSouth Bancorp. .........................................       12,200         192,150
  Bank of America Corp. ....................................       51,600       2,218,800
  Bank of New York Co., Inc. ...............................       23,000       1,069,500
  Bank One Corp. ...........................................       35,700         948,281
  BB&T Corp. ...............................................       10,900         260,237
  Chase Manhattan Corp. ....................................       38,500       1,773,406
  Comerica, Inc. ...........................................        4,900         219,887
  Fifth Third Bancorp.......................................        9,600         607,200
  First Union Corp. ........................................       30,500         756,781
  Firstar Corp. ............................................       30,300         638,194
  Huntington Bancshares, Inc. ..............................        7,100         112,269
  Keycorp. .................................................       12,900         227,362
  Mellon Financial Corp. ...................................       15,300         557,494
  Morgan (J.P.) & Co., Inc. ................................        5,000         550,625
  National City Corp. ......................................       18,900         322,481
  Northern Trust Corp. .....................................        6,900         448,931
  Old Kent Financial Corp. .................................        4,305         115,159
  PNC Financial Services Group..............................        8,800         412,500
  Regions Financial Corp. ..................................        6,900         137,137
  Southtrust Corp. .........................................        5,300         119,912
  Summit Bancorp. ..........................................        5,600         137,900
  Suntrust Banks, Inc. .....................................        9,400         429,462
  U.S. Bancorp..............................................       23,400         450,450
  Union Planters Corp. .....................................        3,800         106,162
  Wells Fargo Co. ..........................................       50,100       1,941,375
                                                                             ------------
                                                                               14,753,655
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Beverages -- 2.2%
  Anheuser-Busch Companies, Inc. ...........................       14,100    $  1,053,094
  Brown-Forman Corp. Class B................................        2,100         112,875
  Coca-Cola Co. ............................................       76,900       4,416,944
  Coca-Cola Enterprises, Inc. ..............................       13,300         216,956
  Coors Adolph Co. Class B..................................        1,100          66,550
  Pepsico, Inc. ............................................       44,800       1,990,800
  Seagram Co. Ltd. .........................................       13,600         788,800
                                                                             ------------
                                                                                8,646,019
                                                                             ------------
Broadcasting & Publishing -- 2.6%
  American Greetings Corp. Class A..........................        2,000          38,000
 *Clear Channel Communications, Inc. .......................       10,600         795,000
  Donnelley (R.R.) & Sons Co. ..............................        4,000          90,250
  Dow Jones & Co., Inc. ....................................        2,800         205,100
  Gannett, Inc. ............................................        8,300         496,444
  Harcourt General, Inc. ...................................        2,200         119,625
  Knight-Ridder, Inc. ......................................        2,400         127,650
  McGraw-Hill, Inc. ........................................        6,100         329,400
 *MediaOne Group, Inc. .....................................       19,000       1,259,961
  Meredith Corp. ...........................................        1,600          54,000
  New York Times Co. .......................................        5,200         205,400
  Time Warner, Inc. ........................................       40,900       3,108,400
  Times Mirror Co. .........................................        1,900         172,187
  Tribune Co. ..............................................        7,400         259,000
 *Viacom, Inc. - Class B....................................       47,489       3,238,156
                                                                             ------------
                                                                               10,498,573
                                                                             ------------
Building & Building Supplies -- 0.3%
  Centex Corp. .............................................        1,800          42,300
  Ecolab, Inc. .............................................        4,100         160,156
  Lowe's Cos., Inc. ........................................       12,000         492,750
  Masco Corp. ..............................................       13,900         251,069
  Pulte Corp. ..............................................        1,200          25,950
  Owens Corning, Inc. ......................................        1,700          15,725
  Vulcan Materials Co. .....................................        3,100         132,331
                                                                             ------------
                                                                                1,120,281
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business & Consumer Services -- 2.3%
 *America Online, Inc. .....................................       71,000    $  3,745,250
  Automatic Data Processing, Inc. ..........................       19,300       1,033,756
 *Cendant Corp. ............................................       22,200         310,800
 *Convergys Corp. ..........................................        4,800         249,000
  Deluxe Corp. .............................................        2,400          56,550
  Dun & Bradstreet Corp. ...................................        5,000         143,125
  Electronic Data Systems Corp. ............................       14,600         602,250
  Interpublic Group of Cos., Inc. ..........................        8,800         378,400
  Omnicom Group, Inc. ......................................        5,500         489,844
  Shared Medical Systems Corp. .............................          800          58,350
 *Yahoo!, Inc. .............................................       16,900       2,093,487
                                                                             ------------
                                                                                9,160,812
                                                                             ------------
Business Equipment -- 0.1%
 *Lexmark International Group, Inc. Class A.................        4,000         269,000
                                                                             ------------
Chemicals & Allied Products -- 1.4%
  Air Products & Chemicals, Inc. ...........................        7,200         221,850
  Ashland, Inc. ............................................        2,200          77,137
  Dow Chemical Co. .........................................       20,400         615,825
  Du Pont (E.I.) de Nemours & Co. ..........................       32,500       1,421,875
  Eastman Chemical Co. .....................................        2,400         114,600
  Engelhard Corp. ..........................................        3,900          66,544
 *F.M.C. Corp. .............................................        1,000          58,000
 *Grace (W.R.) & Co. .......................................        2,200          26,675
  Great Lakes Chemical Corp. ...............................        1,800          56,700
  Hercules, Inc. ...........................................        3,200          45,000
  Pharmacia Corp. ..........................................       38,878       2,009,507
  Praxair, Inc. ............................................        4,900         183,444
  Rohm & Haas Co. ..........................................        6,800         234,600
  Sigma Aldrich Corp. ......................................        2,700          78,975
  Union Carbide Corp. ......................................        4,200         207,900
                                                                             ------------
                                                                                5,418,632
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 11.5%
 *ADC Telecommunications, Inc. .............................       10,500    $    880,687
  ALLTEL Corp. .............................................        9,800         606,987
 *Andrew Corp. .............................................        2,600          87,262
  AT&T Corp. ...............................................       99,500       3,146,687
  Bell Atlantic Corp. ......................................       48,100       2,444,081
  BellSouth Corp. ..........................................       58,600       2,497,825
  CenturyTel, Inc. .........................................        4,300         123,625
 *Comcast Corp. Special Class...............................       27,900       1,129,950
 *Comverse Technology, Inc. ................................        4,800         446,400
  Corning Glass, Inc. ......................................        8,600       2,320,925
 *Global Crossing Ltd. .....................................       25,900         681,494
  GTE Corp. ................................................       30,000       1,867,500
  Lucent Technologies, Inc. ................................      101,300       6,002,025
 *Nextel Communications, Inc. Class A.......................       23,600       1,444,025
  Nortel Networks Corp. ....................................       92,600       6,319,950
 *Qualcomm, Inc. ...........................................       23,000       1,380,000
  SBC Communications, Inc. .................................      105,800       4,575,850
  Scientific-Atlanta, Inc. .................................        4,900         365,050
  Sprint Corp. .............................................       27,100       1,382,100
 *Sprint Corp. (PCS Group)..................................       28,500       1,695,750
 *Tellabs, Inc. ............................................       12,600         862,312
  US West, Inc. ............................................       15,800       1,354,850
 *Worldcom, Inc. ...........................................       88,400       4,055,350
  Young & Rubicam, Inc. ....................................        2,200         125,812
                                                                             ------------
                                                                               45,796,497
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers -- 11.6%
 *3Com Corp. ...............................................       10,800    $    622,350
 *Adaptec, Inc. ............................................        3,200          72,800
 *Apple Computer, Inc. .....................................       10,000         523,750
 *Cabletron Systems, Inc. ..................................        5,700         143,925
 *Ceridian Corp. ...........................................        4,500         108,281
 *Cisco Systems, Inc. ......................................      216,400      13,754,925
  Compaq Computer Corp. ....................................       52,900       1,352,256
 *Computer Sciences Corp. ..................................        5,200         388,375
 *Dell Computer Corp. ......................................       80,000       3,945,000
 *EMC Corp. ................................................       67,500       5,193,281
 *Gateway, Inc. ............................................        9,900         561,825
  Hewlett Packard Co. ......................................       31,100       3,883,612
  International Business Machines Corp. ....................       55,200       6,047,850
 *Maxim Integrated Products, Inc. ..........................        8,600         584,262
 *NCR Corp. ................................................        2,700         105,131
 *Network Appliance, Inc. ..................................        9,500         764,750
  Pitney Bowes, Inc. .......................................        7,700         308,000
 *Sapient Corp. ............................................        1,800         192,487
 *Seagate Technology, Inc. .................................        7,100         390,500
 *Siebel Systems, Inc. .....................................        6,000         981,375
 *Sun Microsystems, Inc. ...................................       49,200       4,474,125
 *Unisys Corp. .............................................        9,600         139,800
 *Veritas Software Corp. ...................................       12,100       1,367,489
                                                                             ------------
                                                                               45,906,149
                                                                             ------------
Conglomerates -- 0.0%
  Armstrong Holdings, Inc. .................................        1,200          18,375
  Kaufman & Broad Home Corp. ...............................        1,500          29,719
                                                                             ------------
                                                                                   48,094
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Consumer Products -- 1.2%
  Briggs & Stratton Corp. ..................................          700    $     23,975
  Clorox Co. ...............................................        7,300         327,131
  Fortune Brands, Inc. .....................................        5,100         117,619
  Grainger (W.W.), Inc. ....................................        2,900          89,356
  Ingersoll Rand Co. .......................................        5,100         205,275
  Kimberly-Clark Corp. .....................................       17,300         992,587
  Maytag Corp. .............................................        2,100          77,437
  Newell Rubbermaid, Inc. ..................................        8,300         213,725
  Paccar, Inc. .............................................        2,500          99,219
  Pall Corp. ...............................................        3,700          69,837
  Procter & Gamble Co. .....................................       40,700       2,330,075
  Stanley Works, Inc. ......................................        2,700          64,125
  Timken Co. ...............................................        1,900          35,387
  Tupperware Corp. .........................................        1,700          37,400
  Whirlpool Corp. ..........................................        2,300         107,237
                                                                             ------------
                                                                                4,790,385
                                                                             ------------
Containers -- 0.1%
  Ball Corp. ...............................................          900          28,969
  Bemis Co., Inc. ..........................................        1,600          53,800
  Crown Cork & Seal Co., Inc. ..............................        4,000          60,000
 *Owens-Illinois, Inc. .....................................        4,500          52,594
 *Pactiv Corp. .............................................        5,400          42,525
 *Sealed Air Corp. .........................................        2,600         136,175
                                                                             ------------
                                                                                  374,063
                                                                             ------------
Cosmetics and Toiletries -- 0.4%
  Alberto-Culver Co. Class B................................        1,700          51,956
  Avon Products, Inc. ......................................        7,100         315,950
  Gillette Co. .............................................       32,500       1,135,469
  International Flavors & Fragrances, Inc. .................        3,300          99,619
                                                                             ------------
                                                                                1,602,994
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care -- 10.0%
  Abbott Laboratories.......................................       47,900    $  2,134,544
  Aetna, Inc. ..............................................        4,200         269,587
  Allergan, Inc. ...........................................        4,100         305,450
 *Alza Corp. ...............................................        3,200         189,200
  American Home Products Corp. .............................       40,600       2,385,250
  Bausch & Lomb, Inc. ......................................        1,600         123,800
 *Baxter International, Inc. ...............................        9,100         639,844
  Becton, Dickinson & Co. ..................................        7,800         223,762
  Bristol-Myers Squibb Co. .................................       61,400       3,576,550
  Cardinal Health, Inc. ....................................        8,400         621,600
  Colgate-Palmolive Co. ....................................       17,800       1,065,775
  CVS Corp. ................................................       11,800         472,000
  Eli Lilly & Co. ..........................................       35,100       3,505,612
  HCA -  The Healthcare Co. ................................       17,500         531,562
 *Healthsouth Corp. ........................................       12,200          87,687
 *Humana, Inc. .............................................        5,000          26,562
  IMS Health, Inc. .........................................        8,600         154,800
  Johnson & Johnson.........................................       43,300       4,411,187
  McKesson HBOC, Inc. ......................................        8,800         184,250
 *Medimmune, Inc. ..........................................        6,300         466,200
  Merck & Co., Inc. ........................................       71,500       5,478,687
  Pfizer, Inc. .............................................      195,725       9,394,800
 *Quintiles Transnational Corp. ............................        3,600          50,850
  Schering Plough Corp. ....................................       45,700       2,307,850
  Tenet Healthcare Corp. ...................................        9,700         261,900
  Unitedhealth Group, Inc. .................................        5,100         437,325
 *Watson Pharmaceuticals, Inc. .............................        3,000         161,250
 *Wellpoint Health Networks, Inc. ..........................        2,000         144,875
                                                                             ------------
                                                                               39,612,759
                                                                             ------------
Electronic Instruments -- 0.3%
 *Analog Devices, Inc. .....................................       10,900         828,400
 *Conexant Systems, Inc. ...................................        6,700         325,787
                                                                             ------------
                                                                                1,154,187
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics -- 6.9%
 *Advanced Micro Devices, Inc. .............................        4,600    $    355,350
 *Agilent Technologies, Inc. ...............................       14,037       1,035,229
  Emerson Electric Co. .....................................       13,300         802,987
  General Electric Co. .....................................      307,800      15,697,800
  Johnson Controls, Inc. ...................................        2,700         138,544
  Linear Technology Corp. ..................................        9,700         620,194
  Molex, Inc. ..............................................        6,125         294,766
  Motorola, Inc. ...........................................       66,300       1,926,844
  PerkinElmer, Inc. ........................................        1,500          99,187
  Radioshack Corp. .........................................        5,500         260,562
  Rockwell International Corp. .............................        5,900         185,850
 *Sanmina Corp. ............................................        4,100         350,550
 *Solectron Corp. ..........................................       18,400         770,500
 *Tektronix, Inc. ..........................................        1,400         101,850
 *Teradyne, Inc. ...........................................        5,300         389,550
  Texas Instruments, Inc. ..................................       50,600       3,475,587
  Thomas & Betts Corp. .....................................        1,700          32,512
 *Xilinx, Inc. .............................................       10,000         825,625
                                                                             ------------
                                                                               27,363,487
                                                                             ------------
Energy -- 2.1%
 *AES Corp. ................................................       13,300         606,812
 *American Power Conversion Corp. ..........................        6,000         244,875
  Baker Hughes, Inc. .......................................       10,200         326,400
  Chevron Corp. ............................................       20,300       1,721,694
  DTE Energy Co. ...........................................        4,500         137,531
  Eastern Enterprises.......................................          900          56,700
  FPL Group, Inc. ..........................................        5,500         272,250
  New Century Energies, Inc. ...............................        3,600         110,475
  Royal Dutch Petroleum Co. ................................       66,800       4,112,375
  Williams Cos., Inc. ......................................       13,600         566,950
                                                                             ------------
                                                                                8,156,062
                                                                             ------------
Entertainment -- 0.6%
 *Walt Disney Co. ..........................................       64,400       2,499,525
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance -- 5.3%
  American Express Co. .....................................       41,600    $  2,168,400
  Associates First Capital Corp. Class A....................       22,800         508,725
  Bear Stearns Companies, Inc. .............................        3,500         145,687
  Capital One Financial Corp. ..............................        6,200         276,675
  Citigroup, Inc. ..........................................      105,000       6,326,250
  Countrywide Credit Industries, Inc. ......................        3,500         106,094
  Equifax, Inc. ............................................        4,300         113,144
  First Data Corp. .........................................       12,800         635,200
  FleetBoston Financial Corp. ..............................       28,000         952,000
  Franklin Resources, Inc. .................................        7,200         218,700
  Golden West Financial Corp. ..............................        4,600         187,737
  H & R Block, Inc. ........................................        3,200         103,600
  Hartford Financial Services, Inc. ........................        6,700         374,781
  Household International, Inc. ............................       14,600         606,812
  Lehman Brothers Holdings, Inc. ...........................        3,800         359,337
  MBNA Corp. ...............................................       24,500         664,562
  Merrill Lynch & Co., Inc. ................................       12,100       1,391,500
  Morgan Stanley Dean Witter & Co. .........................       35,200       2,930,400
  PaineWebber Group, Inc. ..................................        4,500         204,750
  Paychex, Inc. ............................................       11,550         485,100
  Price (T. Rowe) Associates, Inc. .........................        3,800         161,500
  Providian Financial Corp. ................................        4,400         396,000
  SLM Holding Corp. ........................................        4,900         183,444
  State Street Corp. .......................................        5,000         530,312
  Synovus Financial Corp. ..................................        8,700         153,337
  Wachovia Corp. ...........................................        6,300         341,775
  Washington Mutual, Inc. ..................................       17,000         490,875
                                                                             ------------
                                                                               21,016,697
                                                                             ------------
Finance - Investment & Other -- 1.0%
  Charles Schwab Corp. .....................................       41,250       1,387,031
 *Charter One Financial, Inc. ..............................        6,700         154,100
  Fannie Mae................................................       31,300       1,633,469
  Freddie Mac...............................................       21,400         866,700
                                                                             ------------
                                                                                4,041,300
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Food & Food Distributors -- 1.8%
  Archer-Daniels Midland Co. ...............................       18,900    $    185,456
  Bestfoods, Inc. ..........................................        8,500         588,625
  Campbell Soup Co. ........................................       13,300         387,362
  ConAgra, Inc. ............................................       15,400         293,563
  General Mills, Inc. ......................................        9,100         348,075
  Heinz (H.J.) Co. .........................................       10,900         476,875
  Hershey Foods Corp. ......................................        4,300         209,356
  Kellogg Co. ..............................................       12,700         377,825
 *Kroger Co. ...............................................       26,200         578,038
  Nabisco Group Holdings Corp. .............................       10,200         264,563
  Quaker Oats Co. ..........................................        3,900         292,988
  Ralston Purina Group......................................        9,500         189,406
 *Safeway, Inc. ............................................       15,400         694,925
  Sara Lee Corp. ...........................................       27,100         523,369
  Supervalu, Inc. ..........................................        3,500          66,719
 *Starbucks Corp. ..........................................        5,800         221,488
  Sysco Corp. ..............................................       10,400         438,100
  Unilever N.V. ............................................       17,700         761,100
  Wrigley (Wm.) Jr., Co. ...................................        3,600         288,675
                                                                             ------------
                                                                                7,186,508
                                                                             ------------
Home Furnishings/Housewares -- 0.0%
  Leggett & Platt, Inc. ....................................        6,100         100,650
                                                                             ------------
Hotel/Restaurants -- 0.1%
  Hilton Hotels Corp. ......................................       11,600         108,750
  Marriott International, Inc. Class A......................        7,500         270,469
                                                                             ------------
                                                                                  379,219
                                                                             ------------
Industrial Diversified -- 0.1%
  Fluor Corp. ..............................................        2,300          72,738
  Parker-Hannifin Corp. ....................................        3,500         119,875
  Sherwin Williams Co. .....................................        5,200         110,175
                                                                             ------------
                                                                                  302,788
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 2.7%
  AFLAC, Inc. ..............................................        8,000    $    367,500
  Allstate Corp. ...........................................       23,200         516,200
  American General Corp. ...................................        7,700         469,700
  American International Group, Inc. .......................       48,000       5,640,000
  Aon Corp. ................................................        8,000         248,500
  Chubb Corp. ..............................................        5,400         332,100
  Cigna Corp. ..............................................        5,100         476,850
  Cincinnati Financial Corp. ...............................        5,100         160,331
  Conseco, Inc. ............................................        9,900          96,525
  Jefferson-Pilot Corp. ....................................        3,000         169,313
  Lincoln National Corp. ...................................        6,100         220,363
  Loews Corp. ..............................................        3,100         186,000
  Marsh & McLennan Cos., Inc. ..............................        8,300         866,831
  MBIA, Inc. ...............................................        3,100         149,381
  MGIC Investment Corp. ....................................        3,300         150,150
  Progressive Corp. ........................................        2,300         170,344
  Safeco Corp. .............................................        4,000          79,500
  St. Paul Companies, Inc. .................................        6,600         225,225
  Torchmark Corp. ..........................................        4,000          98,750
  UnumProvident Corp. ......................................        7,500         150,469
                                                                             ------------
                                                                               10,774,032
                                                                             ------------
Leisure & Amusements -- 0.2%
  Brunswick Corp. ..........................................        2,800          46,375
  Carnival Corp., Class A...................................       18,300         356,850
 *Harrah's Entertainment, Inc. .............................        4,000          83,750
  Mattel, Inc. .............................................       13,200         174,075
                                                                             ------------
                                                                                  661,050
                                                                             ------------
Machinery & Heavy Equipment -- 0.2%
  Caterpillar, Inc. ........................................       10,500         355,688
  Deere & Co. ..............................................        7,300         270,100
  Dover Corp. ..............................................        6,400         259,600
  McDermott International, Inc. ............................        1,700          14,981
                                                                             ------------
                                                                                  900,369
                                                                             ------------
Machinery & Instrumentation -- 0.0%
  Snap-On, Inc. ............................................        1,900          53,675
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Manufacturing -- 1.6%
  Alcan Aluminium Ltd. .....................................        6,900    $    213,900
  Alcoa, Inc. ..............................................       26,840         778,360
  Allegheny Technologies, Inc. .............................        2,800          50,400
  Cooper Industries, Inc. ..................................        2,900          94,431
  Crane Co. ................................................        1,400          34,038
  Cummins Engine Co., Inc. .................................        1,300          35,425
  Danaher Corp. ............................................        4,400         217,525
  Eaton Corp. ..............................................        2,300         154,100
  Honeywell International, Inc. ............................       24,700         832,081
  Millipore Corp. ..........................................        1,400         105,525
  Minnesota Mining & Manufacturing Co. .....................       12,200       1,006,500
  National Service Industries, Inc. ........................        1,400          27,300
  PPG Industries, Inc. .....................................        5,400         239,288
  Textron, Inc. ............................................        4,300         233,544
  Tyco International Ltd. ..................................       52,500       2,487,188
                                                                             ------------
                                                                                6,509,605
                                                                             ------------
Manufacturing Equipment -- 0.2%
  Illinois Tool Works, Inc. ................................        9,400         535,800
  ITT Industries, Inc. .....................................        2,700          82,013
 *Thermo Electron Corp. ....................................        4,900         103,513
                                                                             ------------
                                                                                  721,326
                                                                             ------------
Medical & Medical Services -- 0.6%
 *Amgen Corp. ..............................................       31,800       2,233,950
 *Biogen, Inc. .............................................        4,700         303,150
 *Manor Care, Inc. .........................................        3,200          22,400
                                                                             ------------
                                                                                2,559,500
                                                                             ------------
Medical Equipment & Supplies -- 0.7%
  Bard (C.R.), Inc. ........................................        1,600          77,000
 *Guidant Corp. ............................................        9,600         475,200
  Mallinckrodt, Inc. .......................................        2,100          91,219
  Medtronic, Inc. ..........................................       37,100       1,848,044
  PE Corp. - PE Biosystems Group............................        6,500         428,188
                                                                             ------------
                                                                                2,919,651
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Instruments -- 0.1%
  Biomet, Inc. .............................................        3,600    $    138,375
 *Boston Scientific Corp. ..................................       12,200         267,638
 *St. Jude Medical, Inc. ...................................        2,600         119,275
                                                                             ------------
                                                                                  525,288
                                                                             ------------
Metals & Mining -- 0.2%
  Barrick Gold Corp. .......................................       12,300         223,706
 *Freeport-McMoran Copper & Gold, Inc. .....................        5,100          47,175
 *Homestake Mining Co. .....................................        8,100          55,688
 *Inco Ltd. ................................................        4,900          75,338
  Newmont Mining Corp. .....................................        5,400         116,775
  Phelps Dodge Corp. .......................................        2,500          92,969
  Placer Dome, Inc. ........................................       10,700         102,319
  Worthington Industries, Inc. .............................        2,700          28,350
                                                                             ------------
                                                                                  742,320
                                                                             ------------
Office Equipment & Supplies -- 0.2%
  Avery-Dennison Corp. .....................................        3,500         234,938
 *Staples, Inc. ............................................       14,600         224,475
  Xerox Corp. ..............................................       20,800         416,000
                                                                             ------------
                                                                                  875,413
                                                                             ------------
Oil & Gas -- 3.3%
  Amerada Hess Corp. .......................................        2,600         160,550
  Anadarko Petroleum Corp. .................................        4,000         197,250
  Apache Corp. .............................................        3,600         211,725
  Burlington Resources, Inc. ...............................        6,800         260,100
  Coastal Corp. ............................................        6,700         407,863
  Conoco, Inc. Class B......................................       19,400         476,513
  Exxon Mobil Corp. ........................................      108,300       8,508,319
  Occidental Petroleum Corp. ...............................       11,500         242,219
  Phillips Petroleum Co. ...................................        7,900         400,431
  Sunoco, Inc. .............................................        2,900          85,369
  Texaco, Inc. .............................................       17,000         905,250
  Tosco Corp. ..............................................        4,500         128,813
  Transocean Sedco Forex, Inc. .............................        6,500         347,344
  Union Pacific Resources Group, Inc. ......................        7,800         171,600
  Unocal Corp. .............................................        7,500         248,438
  USX-Marathon Group, Inc. .................................        9,700         243,106
                                                                             ------------
                                                                               12,994,890
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil Equipment & Services -- 0.6%
  Halliburton Co. ..........................................       13,800    $    651,188
  Kerr-McGee Corp. .........................................        3,000         176,813
 *Rowan Cos., Inc. .........................................        2,900          88,088
  Schlumberger Ltd. ........................................       17,200       1,283,550
                                                                             ------------
                                                                                2,199,639
                                                                             ------------
Paper & Forest Products -- 0.3%
  Boise Cascade Corp. ......................................        1,700          43,988
  Fort James Corp. .........................................        6,400         148,000
  Georgia Pacific Corp. ....................................        5,300         139,125
  International Paper Co. ..................................       15,921         474,645
  Louisiana-Pacific Corp. ..................................        3,700          40,238
  Mead Corp. ...............................................        3,100          78,275
  Potlatch Corp. ...........................................          900          29,813
  Temple Inland, Inc. ......................................        1,700          71,400
  Westvaco Corp. ...........................................        3,100          76,919
  Willamette Industries, Inc. ..............................        3,500          95,375
                                                                             ------------
                                                                                1,197,778
                                                                             ------------
Photography Equipment & Supplies -- 0.2%
  Eastman Kodak Co. ........................................        9,400         559,300
  Polaroid Corp. ...........................................        1,500          27,094
                                                                             ------------
                                                                                  586,394
                                                                             ------------
Railroads -- 0.3%
  Burlington Northern Santa Fe Corp. .......................       13,300         305,069
  CSX Corp. ................................................        6,700         141,956
 *Kansas City Southern Industries, Inc. ....................        3,500         310,406
  Norfolk Southern Corp. ...................................       11,900         177,013
  Union Pacific Corp., Series A.............................        7,700         286,344
                                                                             ------------
                                                                                1,220,788
                                                                             ------------
Real Estate -- 0.1%
  Weyerhaeuser Co. .........................................        7,300         313,900
                                                                             ------------
Restaurants -- 0.4%
  Darden Restaurants, Inc. .................................        4,100          66,625
 *McDonald's Corp. .........................................       41,600       1,370,200
 *Tricon Global Restaurants, Inc. ..........................        4,200         118,650
  Wendy's International, Inc. ..............................        3,700          65,906
                                                                             ------------
                                                                                1,621,381
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail - Clothing and Apparel -- 0.3%
  Gap, Inc. ................................................       26,500    $    828,125
  Limited, Inc. ............................................       13,600         294,100
 *Tiffany & Co., Inc. ......................................        2,300         155,250
                                                                             ------------
                                                                                1,277,475
                                                                             ------------
Retail Merchandising -- 4.5%
  Albertson's, Inc. ........................................       13,300         442,225
 *Bed, Bath & Beyond, Inc. .................................        4,400         159,500
 *Best Buy Co., Inc. .......................................        6,300         398,475
  Circuit City Stores, Inc. ................................        6,300         209,081
 *Consolidated Stores Corp. ................................        3,200          41,400
 *Costco Wholesale Corp. ...................................       13,800         455,400
  Dillard's, Inc. Class A...................................        3,100          37,975
  Dollar General Corp. .....................................       10,375         202,313
 *Federated Department Stores, Inc. ........................        6,600         222,750
  Hasbro, Inc. .............................................        5,400          81,338
  Home Depot, Inc. .........................................       71,700       3,580,519
 *K Mart Corp. .............................................       15,200         103,550
 *Kohls Corp. ..............................................       10,200         567,375
  Longs Drug Stores, Inc. ..................................        1,200          26,100
  May Department Stores Co. ................................       10,400         249,600
  Nordstrom, Inc. ..........................................        4,200         101,325
 *Office Depot, Inc. .......................................       10,400          65,000
  Penney (J.C.) Co., Inc. ..................................        8,100         149,344
 *Rite Aid Corp. ...........................................        8,100          53,156
  Sears, Roebuck & Co. .....................................       11,000         358,875
  Target Corp. .............................................       13,600         788,800
  The Great Atlantic & Pacific Tea Co., Inc. ...............        1,100          18,288
  TJX Companies, Inc. ......................................        9,500         178,125
 *Toys "R" Us, Inc. ........................................        6,700          97,569
  Wal-Mart Stores, Inc. ....................................      138,600       7,986,825
  Walgreen Co. .............................................       31,500       1,013,906
  Winn-Dixie Stores, Inc. ..................................        4,600          65,838
                                                                             ------------
                                                                               17,654,652
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors -- 5.3%
 *Altera Corp. .............................................        6,200    $    632,013
 *Applied Materials, Inc. ..................................       25,100       2,274,688
 *Broadcom Corp., Class A...................................        6,800       1,488,775
  Intel Corp. ..............................................      104,000      13,903,500
 *KLA-Tencor Corp. .........................................        5,700         333,806
 *LSI Logic Corp. ..........................................        9,300         503,363
 *Micron Technology, Inc. ..................................       16,800       1,479,450
 *National Semiconductor Corp. .............................        5,300         300,775
 *Novellus Systems, Inc. ...................................        4,000         226,250
                                                                             ------------
                                                                               21,142,620
                                                                             ------------
Software -- 5.8%
  Adobe Systems, Inc. ......................................        3,700         481,000
  Autodesk, Inc. ...........................................        1,900          65,906
 *BMC Software, Inc. .......................................        7,600         277,281
 *Citrix Systems, Inc. .....................................        5,600         106,050
  Computer Associates International, Inc. ..................       18,300         936,731
 *Compuware Corp. ..........................................       11,200         116,200
 *Mercury Interactive Corp. ................................        2,500         241,875
 *Microsoft Corp. ..........................................      163,700      13,096,000
 *Novell, Inc. .............................................       10,200          94,350
 *Oracle Corp. .............................................       87,800       7,380,688
 *Parametric Technology Corp. ..............................        8,400          92,400
 *PeopleSoft, Inc. .........................................        8,400         140,700
                                                                             ------------
                                                                               23,029,181
                                                                             ------------
Steel -- 0.0%
 *Bethlehem Steel Corp. ....................................        3,500          12,469
  Nucor Corp. ..............................................        2,700          89,606
  USX-U.S. Steel Group, Inc. ...............................        2,900          53,831
                                                                             ------------
                                                                                  155,906
                                                                             ------------
Tobacco -- 0.5%
  Philip Morris Cos., Inc. .................................       71,100       1,888,594
  UST, Inc. ................................................        4,300          63,156
                                                                             ------------
                                                                                1,951,750
                                                                             ------------
Travel -- 0.0%
 *Sabre Holdings Corp. .....................................        4,068         115,938
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Trucking -- 0.1%
  FDX Corp. ................................................        9,100    $    345,800
  Ryder System, Inc. .......................................        2,000          37,875
                                                                             ------------
                                                                                  383,675
                                                                             ------------
Utilities -- 1.9%
  Ameren Corp. .............................................        4,300         145,125
  American Electric Power Co. ..............................        9,960         295,065
  Cinergy Corp. ............................................        5,000         127,188
  CMS Energy Corp. .........................................        3,500          77,438
  Columbia Energy Group.....................................        2,500         164,063
  Consolidated Edison, Inc. ................................        6,200         183,675
  Constellation Energy Group................................        4,700         153,044
  CP&L Energy, Inc. ........................................        5,000         159,688
  Dominion Resources, Inc. (VA).............................        7,300         312,988
  Duke Power Co. ...........................................       11,300         637,038
  Edison International......................................       10,300         211,150
  El Paso Energy Corp. .....................................        7,200         366,750
  Enron Corp. ..............................................       22,400       1,444,800
  Entergy Corp. ............................................        7,200         195,750
  FirstEnergy Corp. ........................................        7,300         170,638
  Florida Progress Corp. ...................................        3,000         140,625
  GPU, Inc. ................................................        3,900         105,544
 *Niagara Mohawk Holdings, Inc. ............................        5,500          76,656
  Nicor, Inc. ..............................................        1,300          42,413
  Northern States Power Co. ................................        4,800          96,900
  Oneok, Inc. ..............................................          900          23,344
  PECO Energy Co. ..........................................        5,300         213,656
  Peoples Energy Corp. .....................................        1,100          35,613
  PG&E Corp. ...............................................       12,000         295,500
  Pinnacle West Capital Corp. ..............................        2,700          91,463
  PP&L Resources, Inc. .....................................        4,500          98,719
  Public Service Enterprise Group, Inc. ....................        6,800         235,450
  Reliant Energy, Inc. .....................................        9,200         271,975
  Sempra Energy.............................................        6,207         105,519
  Southern Co. .............................................       20,200         470,913
  TXU Corp. ................................................        8,200         241,900
  Unicom Corp. .............................................        5,500         212,781
                                                                             ------------
                                                                                7,403,371
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2000 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Waste Management -- 0.1%
 *Allied Waste Industries, Inc. ............................        5,900    $     59,000
 *Waste Management, Inc. ...................................       19,000         361,000
                                                                             ------------
                                                                                  420,000
                                                                             ------------
    TOTAL COMMON STOCK (COST $382,108,484)..................                  389,398,806
                                                                             ------------
SHORT TERM INVESTMENTS -- 2.1%
  Provident Institutional Funds -- TempCash.................    8,180,647       8,180,647
                                                                             ------------
    TOTAL SHORT TERM INVESTMENTS (COST $8,180,647)..........                    8,180,647
                                                                             ------------
    TOTAL INVESTMENTS -- 100.1% (COST $390,289,131).........                  397,579,453
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).............                     (527,122)
                                                                             ------------
NET ASSETS -- 100.0%
  (Equivalent to $10.24 per share based on 38,771,436 shares
    of capital stock outstanding)...........................                 $397,052,331
                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($397,052,331/38,771,436 shares outstanding)..............                 $      10.24
                                                                             ============

* Non-income producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

2000 Semi-Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the Market Street Fund All Pro Large Cap Growth Portfolio for the first half of 2000 was -0.26%. This performance slightly lagged the 2.50% return of the Wilshire Large Growth Index, the style benchmark we use to assess the performance of this portfolio.

The following two sub-advisers perform the day-to-day management of the Portfolio. The two firms possess a large cap growth orientation.

                                                          APPROXIMATE
MANAGER                                                   PORTFOLIO %
-------                                                   -----------
Geewax Terker & Co......................................      50%
Cohen, Klingenstein & Marks.............................      50%
Total Portfolio.........................................     100%

Clearly the first half of 2000 was a disappointing period for the stock market in general. First half returns for the S&P 500 and the Wilshire 5000, two measures of the broad market, were modestly negative.

In the first quarter the market environment was more favorable to the large cap growth investment style and investors were willing to pay for companies that delivered high quality, consistent earnings. During the first two and a half months, the market continued its strong run from the end of 1999. Price momentum, high earnings growth and high price/earnings stocks, i.e. technology stocks significantly outperformed the broad market. Then such stocks began to reverse course in mid March. The Portfolio's positive first quarter performance was erased during the second quarter. The biggest losers in this decline were in many cases the big winners of the prior six months. The value indices moved higher in April and May as investors fled technology stocks and moved into value stocks such as consumer staples and deep value pharmaceuticals. This rotation coincided with the markets focus on the tightening monetary policy of the Federal Reserve. Late in June, however, large cap growth stocks rebounded with the market focused on earnings and not the Fed; but this rebound could not offset the price declines experienced in April and May.

The largest sector holdings of the Portfolio include:

SECTOR                                                          %
------                                                        -----
Drugs and Health Care.......................................  14.4%
Software....................................................  10.3%
Computers...................................................   9.4%
Communications..............................................   8.9%
Electronics.................................................   7.2%
Retail Merchandising........................................   7.0%
Semiconductors..............................................   6.9%

During the second half of 2000 we will continue to invest in technology stocks due to their growth potential. As we enter the third quarter there appears to be a growing consensus that we are near the end of Federal reserve action. Volatility will continue to be part of this market until some of the issues overhanging the capital markets are resolved. We will continue to stick with our investment discipline and our long-term investment horizon.

We look forward to your continued support.

Sarah C. Lange, CFA
President

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2000
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 96.5%
Automotive & Equipment -- 0.1%
  Harley-Davidson, Inc. ....................................        1,800    $    69,300
                                                                             -----------
Banks -- 1.4%
  U.S. Bancorp..............................................       35,900        691,075
                                                                             -----------
Beverages -- 1.9%
  Coca-Cola Co. ............................................       13,800        792,637
  Pepsico, Inc. ............................................        3,900        173,306
                                                                             -----------
                                                                                 965,943
                                                                             -----------
Broadcasting & Publishing -- 0.9%
  *AT&T Corp. - Liberty Media-A.............................        2,500         60,624
  Dow Jones & Co., Inc. ....................................          300         21,975
  Time Warner, Inc. ........................................        3,090        234,840
  *Viacom, Inc. - Class B...................................        1,720        117,283
                                                                             -----------
                                                                                 434,722
                                                                             -----------
Building & Building Supplies -- 0.1%
  Lowe's Cos., Inc. ........................................          700         28,744
                                                                             -----------
Business & Consumer Services -- 2.7%
  *America Online, Inc. ....................................       10,180        536,995
  *CMGI Information.........................................        1,400         64,137
  *Convergys Corp. .........................................          300         15,562
  *InfoSpace.com, Inc. .....................................          700         38,675
  Interpublic Group of Cos., Inc. ..........................        1,400         60,200
  Omnicom Group, Inc. ......................................        1,150        102,422
  *Safeguard Scientific, Inc. ..............................          675         21,641
  SEI Investments Co. ......................................          300         11,944
  *TMP Worldwide, Inc. .....................................          200         14,762
  *VeriSign, Inc. ..........................................          875        154,437
  *Yahoo!, Inc. ............................................        2,700        334,462
                                                                             -----------
                                                                               1,355,237
                                                                             -----------
Chemicals & Allied Products -- 1.5%
  Pharmacia Corp. ..........................................       14,989        774,744
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 8.9%
  *ADC Telecommunications, Inc. ............................        1,800    $   150,975
  *Advanced Fibre Communications, Inc. .....................          700         31,719
  *Allegiance Telecom, Inc. ................................          795         50,880
  ALLTEL Corp. .............................................        9,925        614,730
  *AT&T Wireless Group......................................           90          2,509
  *Comcast Corp. Special Class A Non-Voting.................          650         26,325
  *Comverse Technology, Inc.................................        1,050         97,650
  Corning Glass, Inc. ......................................        1,400        377,825
  *Ditech Communications Corp. .............................          110         10,402
  *Kana Communication, Inc. ................................           40          2,475
  *Level 3 Communications, Inc. ............................        1,250        110,000
  *McLeodUSA, Inc. .........................................        2,500         51,719
  *Metromedia Fiber Network, Inc. ..........................        2,700        107,156
  *Nextel Communications, Inc. Class A......................        3,700        226,394
  Nortel Networks Corp. ....................................        4,200        286,650
  *Qualcomm, Inc. ..........................................        2,800        168,000
  *Redback Networks, Inc. ..................................          200         35,600
  *RF Micro Devices, Inc. ..................................          500         43,812
  SBC Communications, Inc. .................................        1,609         69,589
  Scientific-Atlanta, Inc. .................................          500         37,250
  *Sycamore Networks, Inc. .................................          110         12,141
  *Tellabs, Inc. ...........................................       10,925        747,680
  *Valassis Communications, Inc. ...........................          600         22,875
  *VerticalNet, Inc. .......................................          600         22,162
  *VoiceStream Wireless Corp. ..............................          690         80,244
  *Western Wireless Corp. Class A...........................          200         10,900
  *Williams Communications Group, Inc. .....................           70          2,323
  *WinStar Communications, Inc. ............................          750         25,406
  *Worldcom, Inc. ..........................................       22,617      1,037,555
                                                                             -----------
                                                                               4,462,946
                                                                             -----------
Computer Peripherals -- 0.0%
  *Internap Network Services Corp. .........................          170          7,058
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers -- 9.4%
  *Adaptec, Inc. ...........................................          100    $     2,275
  *Aether Systems, Inc. ....................................           20          4,100
  *Agile Software Corp. ....................................          170         12,017
  *Akamai Technologies, Inc. ...............................          220         26,122
  Art Technology Group, Inc. ...............................          200         20,187
  *Avanex Corp. ............................................           50          4,775
  *Brocade Communications Systems, Inc. ....................          300         55,045
  *CDW Computer Centers, Inc. ..............................          200         12,500
  *Cisco Systems, Inc. .....................................       21,160      1,344,982
  *Dell Computer Corp. .....................................        8,250        406,828
  *Digital Lightwave, Inc. .................................           60          6,030
  *EMC Corp. ...............................................       17,300      1,331,019
  *Finisar Corp. ...........................................          420         10,999
  *Foundry Networks, Inc. ..................................          200         22,100
  *Globespan, Inc. .........................................          120         14,649
  Hewlett Packard Co. ......................................        1,760        219,780
  *Intuit, Inc. ............................................          300         12,412
  *Juniper Networks, Inc. ..................................        1,060        154,296
  *Marchfirst, Inc. ........................................          273          4,982
  *Maxim Integrated Products, Inc. .........................        1,800        122,287
  *Medarex, Inc. ...........................................          150         12,675
  *Network Appliance, Inc. .................................        2,300        185,150
  *Phone.com, Inc. .........................................          390         25,399
  *Quest Software, Inc. ....................................          110          6,091
  *Silicon Storage Technology, Inc. ........................          110          9,714
  *Sun Microsystems, Inc. ..................................        4,300        391,031
  *Turnstone System, Inc. ..................................          100         16,567
  *Veritas Software Corp. ..................................        2,605        294,406
  *Vitria Technology, Inc. .................................          300         18,337
                                                                             -----------
                                                                               4,746,755
                                                                             -----------
Cosmetics and Toiletries -- 2.1%
  Avon Products, Inc. ......................................       23,600      1,050,200
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care -- 14.4%
  Abbott Laboratories.......................................       18,875    $   841,117
  Allergan, Inc. ...........................................        1,000         74,500
  American Home Products Corp. .............................       14,400        846,000
  *Andrx Corp. .............................................          700         44,745
  Becton, Dickinson & Co. ..................................       28,300        811,856
  Bristol-Myers Squibb Co. .................................       16,610        967,532
  CVS Corp. ................................................        1,100         44,000
  *Forest Laboratories, Inc. ...............................          400         40,400
  *Human Genome Sciences, Inc. .............................          400         53,350
  *IVAX Corp. ..............................................          650         26,975
  Johnson & Johnson.........................................        2,150        219,031
  McKesson HBOC, Inc. ......................................       34,675        726,008
  Merck & Co., Inc. ........................................       17,710      1,357,028
  *Millennium Pharmaceuticals, Inc. ........................          500         55,937
  Pfizer, Inc. .............................................       23,837      1,144,176
                                                                             -----------
                                                                               7,252,655
                                                                             -----------
Electronic Instruments -- 0.4%
  *Analog Devices, Inc. ....................................        2,500        190,000
                                                                             -----------
Electronics -- 7.2%
  *Agilent Technologies, Inc. ..............................        1,508        111,215
  General Electric Co. .....................................       29,430      1,500,930
  *JDS Uniphase Corp. ......................................        4,370        523,854
  Linear Technology Corp. ..................................        1,800        115,087
  Radioshack Corp. .........................................       15,900        753,262
  Texas Instruments, Inc. ..................................        5,300        364,044
  *Xilinx, Inc. ............................................        3,000        247,687
                                                                             -----------
                                                                               3,616,079
                                                                             -----------
Entertainment -- 0.1%
  *Walt Disney Co. .........................................        1,000         38,812
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance -- 6.5%
  American Express Co. .....................................          750    $    39,094
  Citigroup, Inc. ..........................................        9,575        576,894
  *Concord EFS, Inc. .......................................        1,600         41,600
  Franklin Resources, Inc. .................................       24,350        739,631
  MBNA Corp. ...............................................       32,900        892,413
  Paychex, Inc. ............................................        1,487         62,454
  Providian Financial Corp. ................................       10,525        947,250
                                                                             -----------
                                                                               3,299,336
                                                                             -----------
Finance - Investment & Other -- 3.9%
  Charles Schwab Corp. .....................................        3,000        100,875
  Fannie Mae................................................       13,150        686,266
  Federated Investors, Inc., Class B........................          250          8,766
  S & P 400 Mid-Cap Depositary Receipts.....................        1,000         88,750
  Standard & Poor's Depositary Receipts.....................        7,550      1,096,873
                                                                             -----------
                                                                               1,981,530
                                                                             -----------
Food & Food Distributors -- 0.2%
  Keebler Foods Co. ........................................          700         25,988
  Sysco Corp. ..............................................        1,900         80,038
                                                                             -----------
                                                                                 106,026
                                                                             -----------
Insurance -- 1.9%
  Conseco, Inc. ............................................       99,000        965,250
                                                                             -----------
Manufacturing -- 0.2%
  Millipore Corp. ..........................................          750         56,531
  Symbol Technologies, Inc. ................................          300         16,706
  *Waters Corp. ............................................          300         37,444
                                                                             -----------
                                                                                 110,681
                                                                             -----------
Medical & Medical Services -- 2.2%
  *Affymetrix, Inc. ........................................          100         16,513
  *Amgen Corp. .............................................       15,200      1,067,800
  *Celgene Corp. ...........................................          100          5,888
                                                                             -----------
                                                                               1,090,201
                                                                             -----------
Medical Equipment & Supplies -- 0.4%
  Medtronic, Inc. ..........................................        1,200         59,775
  PE Corp. - PE Biosystems Group............................        2,000        131,750
                                                                             -----------
                                                                                 191,525
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Instruments -- 1.7%
  Biomet, Inc. .............................................          300    $    11,531
  *Boston Scientific Corp. .................................       37,300        818,269
  *Sybron International Corp. ..............................          300          5,944
                                                                             -----------
                                                                                 835,744
                                                                             -----------
Office Equipment & Supplies -- 1.4%
  *Staples, Inc. ...........................................        1,300         19,988
  Xerox Corp. ..............................................       33,100        662,000
                                                                             -----------
                                                                                 681,988
                                                                             -----------
Oil & Gas -- 0.0%
  Devon Energy Corp. .......................................          100          5,619
  Dynegy, Inc. .............................................          138          9,427
                                                                             -----------
                                                                                  15,046
                                                                             -----------
Oil Equipment & Services -- 0.0%
  *BJ Services Co. .........................................          200         12,500
                                                                             -----------
Restaurants -- 1.2%
  *McDonald's Corp. ........................................       18,600        612,637
                                                                             -----------
Retail - Clothing and Apparel -- 1.5%
  Gap, Inc. ................................................       24,950        779,687
                                                                             -----------
Retail Merchandising -- 7.0%
  *Bed, Bath & Beyond, Inc. ................................       24,800        899,000
  *BJ's Wholesale Club, Inc. ...............................          400         13,200
  Circuit City Stores, Inc. ................................          200          6,638
  *Costco Wholesale Corp. ..................................          680         22,440
  Dollar General Corp. .....................................       41,187        803,146
  *Dollar Tree Stores, Inc. ................................        1,000         39,563
  Home Depot, Inc. .........................................       11,750        586,766
  *Kohls Corp. .............................................        1,400         77,875
  Wal-Mart Stores, Inc. ....................................       18,900      1,089,113
                                                                             -----------
                                                                               3,537,741
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors -- 6.9%
  *Altera Corp. ............................................          900    $    91,744
  *Applied Materials, Inc. .................................        5,120        464,000
  *Applied Micro Circuits Corp. ............................          500         49,375
  *Atmel Corp. .............................................          300         11,063
  *Broadcom Corp., Class A..................................          950        207,991
  *Fairchild Semiconductor Corp., Class A...................           60          2,430
  Intel Corp. ..............................................       16,150      2,159,054
  *KLA-Tencor Corp. ........................................          400         23,425
  *LSI Logic Corp. .........................................          400         21,650
  *Microchip Technology, Inc. ..............................          350         20,393
  *Novellus Systems, Inc. ..................................          400         22,625
  *PMC-Sierra, Inc. ........................................          875        155,477
  *QLogic Corp. ............................................          900         59,456
  *SDL, Inc. ...............................................          400        114,075
  *Vitesse Semiconductors Corp. ............................        1,000         73,563
                                                                             -----------
                                                                               3,476,321
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Software -- 10.3%
  Adobe Systems, Inc. ......................................          600    $    78,000
  *BEA Systems, Inc. .......................................        1,300         64,269
  *BMC Software, Inc. ......................................       12,700        463,352
  *BroadVision, Inc. .......................................        1,450         73,678
  Computer Associates International, Inc. ..................       12,900        660,319
  *Compuware Corp. .........................................       63,500        658,813
  *Epiphany, Inc. ..........................................           20          2,144
  *Exodus Communications, Inc. .............................        2,100         96,731
  *I2 Technologies, Inc. ...................................          900         93,839
  *Inktomi Corp. ...........................................          900        106,425
  *Lycos, Inc. .............................................          600         32,400
  *Mercury Interactive Corp. ...............................          700         67,725
  *Micromuse, Inc. .........................................          350         57,920
  *Microsoft Corp. .........................................       13,100      1,048,000
  *Oracle Corp. ............................................       11,050        928,891
  *Parametric Technology Corp. .............................       53,600        589,600
  *Rational Software Corp. .................................          900         83,644
  *Scient Corp. ............................................          100          4,413
  *Symantec Corp. ..........................................          250         13,484
  *TIBCO Software, Inc. ....................................           90          9,651
  *Vignette Corp. ..........................................          800         41,613
                                                                             -----------
                                                                               5,174,911
                                                                             -----------
Transportation -- 0.0%
  Expeditors International of Washington, Inc. .............          200          9,500
  United Parcel Service.....................................          200         11,800
                                                                             -----------
                                                                                  21,300
                                                                             -----------
Utilities -- 0.1%
  Enron Corp. ..............................................          700         45,150
                                                                             -----------
    TOTAL COMMON STOCK (COST $43,177,139)...................                  48,621,844
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Schedule of Net Assets, June 30, 2000 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 2.3%
  Provident Institutional Funds -- TempCash.................    1,158,275    $ 1,158,275
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,158,275)..........                   1,158,275
                                                                             -----------
    TOTAL INVESTMENTS -- 98.8% (COST $44,335,414)...........                  49,780,119
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%...............                     608,304
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $14.16 per share based on 3,558,456 shares
    of capital stock outstanding)...........................                 $50,388,423
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($50,388,423/3,558,456 shares outstanding)................                 $     14.16
                                                                             ===========

* Non-Income Producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

2000 Semi-Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the Market Street Fund All Pro Large Cap Value Portfolio for the first half of 2000 was -6.74%. This performance slightly lagged the -5.70% return of the Wilshire Large Value Index, the style benchmark we use to assess the performance of this portfolio.

The following three sub-advisers perform the day-to-day management of the Portfolio. The three firms possess a proven large cap value orientation and discipline.

                                                          APPROXIMATE
MANAGER                                                   PORTFOLIO %
-------                                                   -----------
Mellon Equity Advisors..................................       40%
Equinox Capital.........................................       35%
Sanford C. Bernstein....................................       25%
                                                              ---
Total Portfolio.........................................      100%

Effective April 4th, Sanford C. Bernstein "Bernstein" a well known value manager, replaced Harris Associates as a sub-adviser to this Portfolio. In addition, the portfolio allocation to Bernstein was increased to 25%.

With growth stocks continuing to drive this market, the growth indices outperformed the value indices in the first six months. The first quarter proved to be difficult for value investors as large cap growth names dominated performance until mid March. The value indices moved higher in April and May as investors fled high priced technology stocks and moved into value stocks such as consumer staples and deep value pharmaceuticals. This rotation coincided with the market's focus on the tightening monetary policy of the Federal Reserve. Value stocks that are sensitive to rising interest rates such as banks, housing, and consumer durables did not perform well and declined significantly over the first half of the year. Late in June large cap growth stocks rebounded with the market refocused less on the Fed and more on earnings. The resurgence in interest rate sensitive value stocks proved to be short lived, similar to the bounce experienced by value stocks in the second quarter of last year.

The largest sector holdings of the portfolio include:

SECTOR                                                          %
------                                                        -----
Finance.....................................................  10.4%
Communications..............................................  10.2%
Drugs & Health Care.........................................   8.3%
Oil & Gas...................................................   7.9%
Insurance...................................................   7.5%
Banks.......................................................   6.0%

The second quarter taught us that the market does pay attention to high valuation levels. In May and June there were signs that valuation and earnings prospects of some value stocks were beginning to capture investor attention. The fundamentals of many portfolio companies are very strong. We believe that our disciplined focus on under-valued investments with sustainable earnings momentum will be rewarded over the long term. We look forward to benefiting from the improvement under way in the value portion of the market and we appreciate your support.

Sarah C. Lange, CFA
President

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2000
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 95.8%
Aerospace & Defense -- 1.0%
  Boeing Co. ...............................................        2,600    $   108,712
  *Litton Industries, Inc. .................................          350         14,700
  Lockheed Martin Corp. ....................................          700         17,369
  Northrop Grumman Holdings Corp. ..........................          550         36,437
  United Technologies Corp. ................................        1,023         60,229
                                                                             -----------
                                                                                 237,447
                                                                             -----------
Airlines -- 0.7%
  *AMR Corp. ...............................................        1,000         26,437
  Delta Air Lines, Inc. ....................................        1,900        141,575
                                                                             -----------
                                                                                 168,012
                                                                             -----------
Apparel -- 0.1%
  VF Corp. .................................................          900         21,544
                                                                             -----------
Appliances -- 0.0%
  Black & Decker Corp. .....................................          300         11,794
                                                                             -----------
Automobiles -- 1.5%
  Ford Motor Co. ...........................................        4,600        197,800
  General Motors Corp. .....................................        2,800        162,574
                                                                             -----------
                                                                                 360,374
                                                                             -----------
Automotive & Equipment -- 0.5%
  Cooper Tire & Rubber Co. .................................          250          2,781
  Dana Corp. ...............................................        1,200         25,425
  Delphi Automotive Systems Corp. ..........................        2,000         29,375
  Genuine Parts Co. ........................................        1,300         26,000
  Goodyear Tire & Rubber Co. ...............................        1,100         22,000
  *Visteon Corp. ...........................................          601          7,302
                                                                             -----------
                                                                                 112,883
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Banks -- 6.0%
  Bank of America Corp. ....................................        8,773    $   377,239
  Bank One Corp. ...........................................        1,600         42,500
  Chase Manhattan Corp. ....................................        2,350        108,247
  Comerica, Inc. ...........................................        1,100         49,362
  Firstar Corp. ............................................        4,600         96,887
  First Union Corp. ........................................        1,300         32,256
  Keycorp...................................................        1,900         33,487
  Morgan (J.P.) & Co., Inc. ................................        2,900        319,361
  National City Corp. ......................................        1,700         29,006
  PNC Financial Services Group..............................        4,800        224,999
  Regions Financial Corp. ..................................        1,500         29,812
  Southtrust Corp. .........................................        1,200         27,150
  Summit Bancorp............................................        1,300         32,012
  Union Planters Corp. .....................................        2,600         72,637
                                                                             -----------
                                                                               1,474,955
                                                                             -----------
Beverages -- 1.0%
  Anheuser-Busch Companies, Inc. ...........................          400         29,875
  Coca-Cola Co. ............................................          500         28,719
  Coca-Cola Enterprises, Inc. ..............................        1,300         21,206
  Pepsi Bottling Group, Inc. ...............................        1,200         35,025
  Pepsico, Inc. ............................................        2,800        124,425
                                                                             -----------
                                                                                 239,250
                                                                             -----------
Broadcasting & Publishing -- 4.1%
  American Greetings Corp., Class A.........................          500          9,500
  AT&T Corp. -- Liberty Media-A.............................       11,287        273,710
  *Fox Entertainment Group, Inc. ...........................        2,000         60,750
  Gannett, Inc. ............................................        1,300         77,756
  *Infinity Broadcasting, Inc. .............................        1,200         43,725
  McGraw-Hill, Inc. ........................................        1,300         70,200
  *MediaOne Group, Inc. ....................................        1,300         86,531
  New York Times Co. .......................................        1,200         47,400
  Time Warner, Inc. ........................................          750         57,000
  Tribune Co. ..............................................        3,400        119,000
  *Viacom, Inc., Class B....................................        2,200        150,012
                                                                             -----------
                                                                                 995,584
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Building & Building Supplies -- 0.3%
  Centex Corp. .............................................          450    $    10,575
  Lafarge Corp. ............................................        1,800         37,800
  Lowe's Cos., Inc. ........................................          800         32,850
  Owens Corning, Inc. ......................................          200          1,850
                                                                             -----------
                                                                                  83,075
                                                                             -----------
Business & Consumer Services -- 0.2%
  *America Online, Inc. ....................................          600         31,650
  Yahoo!, Inc. .............................................           50          6,194
                                                                             -----------
                                                                                  37,844
                                                                             -----------
Chemicals & Allied Products -- 2.0%
  Air Products & Chemicals, Inc. ...........................        1,100         33,894
  Ashland, Inc. ............................................          550         19,284
  Cabot Corp. ..............................................          500         13,625
  Dow Chemical Co. .........................................        6,150        185,653
  Du Pont (E.I.) de Nemours & Co. ..........................        1,000         43,750
  Eastman Chemical Co. .....................................        1,400         66,850
  *F.M.C. Corp. ............................................          250         14,500
  Great Lakes Chemical Corp. ...............................          450         14,175
  Hercules, Inc. ...........................................          800         11,250
  Lubrizol Corp. ...........................................          450          9,450
  Praxair, Inc. ............................................          800         29,950
  Union Carbide.............................................          750         37,125
                                                                             -----------
                                                                                 479,506
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 10.2%
  ALLTEL Corp. .............................................        1,300    $    80,519
  *Andrew Corp. ............................................          400         13,425
  *AT&T Wireless Group......................................        3,600        100,350
  *AT&T Corp. ..............................................       11,550        365,268
  Bell Atlantic Corp. ......................................        1,650         83,840
  BellSouth Corp. ..........................................        6,900        294,111
  *Copper Mountain Networks, Inc. ..........................          300         26,438
  GTE Corp. ................................................        3,700        230,325
  Lucent Technologies, Inc. ................................        3,200        189,600
  Nortel Networks Corp. ....................................          800         54,600
  *Qualcomm, Inc. ..........................................          125          7,500
  SBC Communications, Inc. .................................       10,866        469,955
  Sprint Corp. .............................................        2,200        112,200
  Telephone and Data Systems, Inc. .........................          400         40,100
  US West, Inc. ............................................        2,000        171,500
  *Worldcom, Inc. ..........................................        5,250        240,844
                                                                             -----------
                                                                               2,480,575
                                                                             -----------
Computers -- 5.3%
  *Adaptec, Inc. ...........................................          800         18,200
  *Apple Computer, Inc. ....................................        1,800         94,275
  *Brocade Communications Systems, Inc. ....................          400         73,394
  *Cisco Systems, Inc. .....................................        2,900        184,331
  Compaq Computer Corp. ....................................        7,600        194,275
  *Dell Computer Corp. .....................................          700         34,519
  *DST Systems..............................................          400         30,450
  *EMC Corp. ...............................................          550         42,316
  Hewlett Packard Co. ......................................        1,775        221,653
  International Business Machines Corp. ....................        2,100        230,081
  *NCR Corp. ...............................................        1,600         62,300
  *SunGard Data Systems, Inc. ..............................        1,200         37,200
  *Sun Microsystems, Inc. ..................................          500         45,469
  *Vishay Intertechnology, Inc. ............................          600         22,763
                                                                             -----------
                                                                               1,291,226
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Consumer Products -- 1.1%
  Briggs & Stratton Corp. ..................................           75    $     2,569
  *Energizer Holdings, Inc. ................................          966         17,629
  Fortune Brands, Inc. .....................................        2,700         62,269
  Maytag Corp. .............................................          175          6,453
  Newell Rubbermaid, Inc. ..................................        1,300         33,475
  Procter & Gamble Co. .....................................        1,625         93,032
  Whirlpool Corp. ..........................................        1,150         53,619
                                                                             -----------
                                                                                 269,046
                                                                             -----------
Containers -- 0.2%
  Ball Corp. ...............................................          250          8,047
  *Owens-Illinois, Inc. ....................................        1,200         14,025
  Sonoco Products Co. ......................................          800         16,450
                                                                             -----------
                                                                                  38,522
                                                                             -----------
Cosmetics and Toiletries -- 0.3%
  Avon Products, Inc. ......................................        1,800         80,100
                                                                             -----------
Drugs & Health Care -- 8.3%
  Abbott Laboratories.......................................        2,700        120,319
  Aetna, Inc. ..............................................          600         38,512
  Allergan, Inc. ...........................................          600         44,700
  Bausch & Lomb, Inc. ......................................          600         46,425
  Baxter International, Inc. ...............................        2,700        189,844
  Becton, Dickinson & Co. ..................................        1,100         31,556
  Bristol-Myers Squibb Co. .................................        5,350        311,637
  Eli Lilly & Co. ..........................................          550         54,931
  HCA - The Healthcare Co. .................................        5,350        162,506
  Johnson & Johnson.........................................        4,750        483,907
  Merck & Co., Inc. ........................................        3,700        283,512
  Pfizer, Inc. .............................................        1,925         92,400
  Schering Plough Corp. ....................................          900         45,450
  UnitedHealth Group, Inc. .................................        1,300        111,475
                                                                             -----------
                                                                               2,017,174
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics -- 2.7%
  *Arrow Electronics, Inc. .................................          700    $    21,700
  Avnet, Inc. ..............................................          350         20,737
  Emerson Electric Co. .....................................          800         48,300
  General Electric Co. .....................................        7,800        397,800
  Johnson Controls, Inc. ...................................          600         30,787
  Motorola, Inc. ...........................................        1,275         37,054
  *Teradyne, Inc. ..........................................          900         66,150
  Texas Instruments, Inc. ..................................          400         27,475
  Thomas & Betts Corp. .....................................          450          8,606
                                                                             -----------
                                                                                 658,609
                                                                             -----------
Energy -- 1.5%
  Chevron Corp. ............................................        2,400        203,550
  DTE Energy Co. ...........................................        1,100         33,619
  KeySpan Corp. ............................................        1,300         39,975
  New Century Energies, Inc. ...............................          600         18,412
  Royal Dutch Petroleum Co. ................................          500         30,781
  Valero Energy Corp. ......................................        1,600         50,800
                                                                             -----------
                                                                                 377,137
                                                                             -----------
Entertainment -- 1.1%
  *Walt Disney Co. .........................................        7,225        280,421
                                                                             -----------
Finance -- 10.4%
  American Express Co. .....................................        2,000        104,250
  Bear Stearns Companies, Inc. .............................          300         12,487
  Citigroup, Inc. ..........................................       14,200        855,550
  FleetBoston Financial Corp. ..............................       12,700        431,800
  GreenPoint Financial Corp. ...............................        2,300         43,125
  Hartford Financial Services, Inc. ........................        4,600        257,312
  Lehman Brothers Holdings, Inc. ...........................          375         35,461
  MBNA Corp. ...............................................        3,600         97,650
  Merrill Lynch & Co., Inc. ................................        1,000        115,000
  Morgan Stanley Dean Witter & Co. .........................        6,600        549,450
  Washington Mutual, Inc. ..................................          950         27,431
                                                                             -----------
                                                                               2,529,516
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Food & Food Distributors -- 3.1%
  Archer-Daniels Midland Co. ...............................        3,000    $    29,437
  ConAgra, Inc. ............................................        3,600         68,625
  General Mills, Inc. ......................................        3,600        137,700
  *Heinz (H.J.) Co. ........................................        4,100        179,375
  Hormel Foods Corp. .......................................        1,100         18,494
  Quaker Oats Co. ..........................................        1,900        142,738
  *Safeway, Inc. ...........................................        1,100         49,638
  Sara Lee Corp. ...........................................        2,200         42,487
  Supervalu, Inc. ..........................................        3,400         64,813
  Tyson Foods, Inc. ........................................        1,600         14,000
                                                                             -----------
                                                                                 747,307
                                                                             -----------
Home Furnishings/Housewares -- 0.1%
  Leggett & Platt, Inc. ....................................        1,500         24,750
                                                                             -----------
Hotel/Restaurants -- 0.4%
  Hilton Hotels Corp. ......................................        2,800         26,250
  Starwood Hotels & Resorts Worldwide, Inc. ................        2,500         80,781
                                                                             -----------
                                                                                 107,031
                                                                             -----------
Industrial Diversified -- 0.2%
  Fluor Corp. ..............................................          550         17,394
  Sherwin Williams Co. .....................................        1,300         27,544
                                                                             -----------
                                                                                  44,938
                                                                             -----------
Insurance -- 7.5%
  Ambac Financial Group, Inc. ..............................        1,800         98,662
  American General Corp. ...................................        2,700        164,700
  American International Group, Inc. .......................        4,850        569,875
  Aon Corp. ................................................        1,200         37,275
  Chubb Corp. ..............................................        1,950        119,925
  Cigna Corp. ..............................................        3,400        317,900
  Conseco, Inc. ............................................        9,000         87,750
  Lincoln National Corp. ...................................        1,100         39,737
  Marsh & McLennan Cos., Inc. ..............................          900         93,994
  MBIA, Inc. ...............................................          500         24,094
  MGIC Investment Corp. ....................................          700         31,850
  Radian Group, Inc. .......................................        1,300         67,275
  St. Paul Companies, Inc. .................................        4,700        160,387
  Torchmark Corp. ..........................................        1,000         24,687
                                                                             -----------
                                                                               1,838,111
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Leisure & Amusements -- 0.1%
  Brunswick Corp. ..........................................          700    $    11,594
  Carnival Corp., Class A...................................          600         11,700
                                                                             -----------
                                                                                  23,294
                                                                             -----------
Machinery & Heavy Equipment -- 0.9%
  Deere & Co. ..............................................        4,500        166,500
  Dover Corp. ..............................................        1,300         52,731
                                                                             -----------
                                                                                 219,231
                                                                             -----------
Manufacturing -- 2.7%
  Alcan Aluminium Ltd. .....................................        1,000         31,000
  Alcoa, Inc. ..............................................        3,000         87,000
  Cooper Industries, Inc. ..................................        1,800         58,613
  Cummins Engine Co., Inc. .................................          300          8,175
  Eaton Corp. ..............................................          300         20,100
  Honeywell International, Inc. ............................        2,500         84,219
  Minnesota Mining & Manufacturing Co. .....................        1,000         82,500
  PPG Industries, Inc. .....................................        1,000         44,313
  PPG Industries, Inc. .....................................          700         31,019
  *Smurfit-Stone Container Corp. ...........................        1,700         21,888
  Textron, Inc. ............................................        2,500        135,781
  Tyco International Ltd. ..................................        1,400         66,326
                                                                             -----------
                                                                                 670,934
                                                                             -----------
Manufacturing Equipment -- 0.2%
  Illinois Tool Works, Inc. ................................          788         44,916
                                                                             -----------
Medical & Medical Services -- 0.0%
  Bergen Brunswig Corp. ....................................          500          2,750
  *Foundation Health Systems, Inc. Class A..................          400          5,200
                                                                             -----------
                                                                                   7,950
                                                                             -----------
Medical Instruments -- 0.3%
  *St. Jude Medical, Inc. ..................................        1,600         73,400
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas -- 7.9%
  Amerada Hess Corp. .......................................        3,750    $   231,563
  Conoco, Inc. Class B......................................        1,400         34,388
  Exxon Mobil Corp. ........................................       10,628        834,962
  Occidental Petroleum Corp. ...............................        1,600         33,700
  Phillips Petroleum Co. ...................................        3,000        152,062
  Sunoco, Inc. .............................................          700         20,606
  Texaco, Inc. .............................................        5,202        277,007
  Tosco Corp. ..............................................        1,100         31,488
  Unocal Corp. .............................................        6,300        208,688
  USX-Marathon Group, Inc. .................................        3,800         95,238
                                                                             -----------
                                                                               1,919,702
                                                                             -----------
Oil & Equipment & Services -- 0.4%
  *BJ Services Co. .........................................          900         56,250
  National Fuel Gas Co. ....................................          600         29,250
                                                                             -----------
                                                                                  85,500
                                                                             -----------
Paper & Forest Products -- 0.9%
  Boise Cascade Corp. ......................................          500         12,938
  Fort James Corp. .........................................        1,100         25,438
  International Paper Co. ..................................        2,860         85,264
  Mead Corp. ...............................................          800         20,200
  Temple Inland, Inc. ......................................          400         16,800
  Westvaco Corp. ...........................................        2,100         52,106
                                                                             -----------
                                                                                 212,746
                                                                             -----------
Photography Equipment & Services -- 0.1%
  Eastman Kodak Co. ........................................          500         29,750
                                                                             -----------
Railroads -- 1.3%
  Burlington Northern Santa Fe Corp. .......................        1,500         34,406
  CSX Corp. ................................................        1,500         31,781
  Norfolk Southern Corp. ...................................        2,000         29,750
  Union Pacific Corp., Series A.............................        5,700        211,969
                                                                             -----------
                                                                                 307,906
                                                                             -----------
Restaurants -- 0.2%
  Darden Restaurants, Inc. .................................        2,400         39,000
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising -- 2.2%
  *Federated Department Stores, Inc. .......................        3,600    $   121,500
  Hasbro, Inc. .............................................        1,400         21,088
  Home Depot, Inc. .........................................          600         29,963
  Limited, Inc. ............................................        2,200         47,575
  May Department Stores Co. ................................        1,200         28,800
  *Office Depot, Inc. ......................................        2,400         15,000
  Sears, Roebuck & Co. .....................................        4,100        133,763
  TJX Companies, Inc. ......................................        2,800         52,500
  Wal-Mart Stores, Inc. ....................................        1,600         92,200
                                                                             -----------
                                                                                 542,389
                                                                             -----------
Semiconductors -- 2.1%
  *Applied Materials, Inc. .................................          550         49,844
  *KLA-Tencor Corp. ........................................          600         35,138
  Intel Corp. ..............................................        2,364        316,038
  *LSI Logic Corp. .........................................        1,100         59,538
  *SDL, Inc. ...............................................          200         57,038
                                                                             -----------
                                                                                 517,596
                                                                             -----------
Software -- 1.7%
  Computer Associates International, Inc. ..................        2,400        122,850
  *Microsoft Corp. .........................................        2,100        168,000
  *Oracle Corp. ............................................        1,400        117,688
                                                                             -----------
                                                                                 408,538
                                                                             -----------
Steel -- 0.1%
  Nucor Corp. ..............................................          600         19,913
                                                                             -----------
Technology -- 0.1%
  *Ingram Micro, Inc. Class A...............................        1,100         19,181
  *Tech Data Corp. .........................................          400         17,425
                                                                             -----------
                                                                                  36,606
                                                                             -----------
Tobacco -- 0.9%
  Philip Morris Cos., Inc. .................................        7,900        209,844
                                                                             -----------
Transportation -- 0.2%
  United Parcel Service.....................................          700         41,300
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2000 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities -- 3.9%
  Allegheny Energy, Inc. ...................................          900    $    24,638
  Ameren Corp. .............................................        1,000         33,750
  American Electric Power Co. ..............................        1,140         33,773
  Cinergy Corp. ............................................        1,200         30,525
  Consolidated Edison, Inc. ................................        1,000         29,625
  Constellation Energy Group................................        2,700         87,919
  Enron Corp. ..............................................        1,800        116,100
  FirstEnergy Corp. ........................................        1,500         35,063
  Northern States Power Co. ................................          800         16,150
  PG&E Corp. ...............................................        4,700        115,738
  Pinnacle West Capital Corp. ..............................        1,200         40,650
  PP&L Resources, Inc. .....................................        1,100         24,131
  Public Service Enterprise Group, Inc. ....................        2,100         72,713
  Puget Sound Energy, Inc. .................................          700         14,919
  Reliant Energy, Inc. .....................................        2,900         85,731
  Southern Co. .............................................        3,200         74,600
  TXU Corp. ................................................        3,500        103,250
  Wisconsin Energy Corp. ...................................          900         17,831
                                                                             -----------
                                                                                 957,106
                                                                             -----------
        TOTAL COMMON STOCK (COST $24,166,546)...............                  23,374,352
                                                                             -----------
SHORT TERM INVESTMENTS -- 5.2%
  Provident Institutional Funds -- TempCash.................    1,266,628      1,266,628
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,266,628)..........                   1,266,628
                                                                             -----------
    TOTAL INVESTMENTS -- 101.0% (COST $25,433,174)..........                  24,640,980
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0%).............                    (234,604)
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $9.22 per share based on 2,646,772 shares
  of capital stock outstanding).............................                 $24,406,376
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($24,406,376/2,646,772 shares outstanding)................                 $      9.22
                                                                             ===========

* Non-Income producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

2000 Semi-Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the Small Cap Growth Portfolio for the first half of 2000 was 9.28%. This return exceeded the 8.50% return of the Wilshire Small Growth Index, the style benchmark we use to assess the performance of this portfolio.

The following two sub-advisers perform the day-to-day management of the Portfolio. The two firms possess a proven small cap growth orientation and discipline.

                                                          APPROXIMATE
MANAGER                                                   PORTFOLIO %
-------                                                   -----------
Husic Capital Management................................      60%
Standish, Ayer & Wood...................................      40%
Total Portfolio.........................................     100%

During the first two and a half months, the small cap growth market continued its powerful surge that began last year and carried through mid March. High earnings growth and high price/earnings stocks, i.e. technology stocks significantly outperformed the broad market. The strong bull market earlier this year was fueled by IPO fever, a major increase in retail participation including the "day trader phenomenon", strong mutual fund cash flows, and enthusiasm for new economy internet and genomics companies. Technology and other growth stocks drove the NASDAQ up 22% through March 10th. Then such stocks reversed course and the NASDAQ declined over 37% between March 10th and May 23; the collapse of the NASDAQ from the 5000 level to a low of 3043; a "tech wreck". The biggest losers in this decline were in many cases the biggest winners of the prior 6 months. Also, the non-earnings story stocks finally got crushed in the second quarter as investors' patience had begun to wear out. In April and May investors fled the tech wreck and moved into value stocks. Despite many forecasts of further significant declines, the NASDAQ rallied sharply in June to roughly the 4000 level and maintained that level through the end of the quarter. In June alone, the NASDAQ was up over 16%, leading many investors to wonder if the worst was behind them. Year to date the NASDAQ is down 2.5%. Overall first half returns for small cap growth stocks were strong relative to the broad market averages that witnessed declines.

The largest sector holdings of the Portfolio include:

SECTOR                                                          %
------                                                        -----
Electronics.................................................  21.7%
Communications..............................................  15.2%
Semiconductors..............................................   9.6%
Drugs & Health Care.........................................   7.5%
Oil Equipment & Services....................................   6.1%
Computers...................................................   6.0%

The investment process used for the Portfolio positions it in dynamic growth sectors of the economy with investments in innovative, aggressive companies. An emphasis on technology-related sectors will continue. We expect small U.S. companies, in particular, to continue to be the beneficiaries of robust growth in the future.

We look forward to your continued support.

Sarah C. Lange, CFA
President

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, June 30, 2000
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 95.0%
Air Transport -- 1.7%
  *EGL, Inc. ...............................................       26,000    $   799,500
  *Forward Air Corp. .......................................       14,950        598,000
                                                                             -----------
                                                                               1,397,500
                                                                             -----------
Airlines -- 1.9%
  *Atlantic Coast Airlines, Inc. ...........................       19,700        625,475
  *Ryanair Holdings Plc.....................................       17,900        653,350
  SkyWest, Inc. ............................................        8,100        300,206
                                                                             -----------
                                                                               1,579,031
                                                                             -----------
Banks -- 1.5%
  *Golden State Bancorp, Inc. ..............................       72,600      1,306,800
                                                                             -----------
Broadcasting & Publishing -- 2.0%
  *Citadel Communications Corp. ............................       14,100        492,619
  *Emmis Broadcasting Corp., Class A........................       13,000        537,875
  Scandinavian Broadcasting S.A. ...........................       12,600        686,700
                                                                             -----------
                                                                               1,717,194
                                                                             -----------
Building & Building Supplies -- 0.5%
  *Dycom Industries, Inc. ..................................        9,000        414,000
                                                                             -----------
Business & Consumer Services -- 2.7%
  *Corporate Executive Board Co. ...........................       11,000        658,625
  *Liberty Digital, Inc. Class A............................       15,200        456,000
  *SmartForce Plc - ADR.....................................        9,500        456,000
  *Sportsline USA, Inc. ....................................       18,400        313,950
  TMP Worldwide, Inc. ......................................        5,900        435,494
                                                                             -----------
                                                                               2,320,069
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 15.2%
  *Acme Communications, Inc. ...............................       26,500    $   483,625
  *Aware, Inc. .............................................       31,800      1,625,775
  *Com21, Inc. .............................................       35,200        880,000
  *Entercom Communications Corp. ...........................        9,100        443,625
  *GT Group Telecom, Inc. ..................................       74,600      1,179,612
  *ICG Communications, Inc. ................................       40,400        891,325
  *Insight Communications Co., Inc. ........................       18,800        293,750
  *Leap Wireless International, Inc. .......................       20,700        972,900
  *NBC Internet, Inc. ......................................       41,000        512,500
  *Pegasus Communications Corp. ............................       25,200      1,236,375
  *Pinnacle Holdings, Inc. .................................        8,700        469,800
  *Regent Communications, Inc. .............................       13,900        119,453
  *SBA Communications Corp. ................................        9,500        493,406
  *Terayon Communication Systems, Inc. .....................       13,700        880,011
  *Tut Systems, Inc. .......................................       23,000      1,319,625
  *Western Wireless Corp. Class A...........................        7,200        392,400
  Westwood One, Inc. .......................................       19,600        668,850
                                                                             -----------
                                                                              12,863,032
                                                                             -----------
Computers -- 6.0%
  *Allaire Corp. ...........................................        8,000        294,000
  *Alteon Websystems, Inc. .................................        5,000        500,312
  *Bottomline Technologies, Inc. ...........................        8,400        287,175
  *Breakaway Solutions, Inc. ...............................        5,400        145,800
  *Crossroads Systems, Inc. ................................        8,400        212,100
  Cybex Computer Products Corp. ............................       10,750        462,250
  *Data Return Corp. .......................................       11,400        330,600
  *Emulex Corp. ............................................        6,400        420,400
  *Gadzoox Networks, Inc. ..................................       12,700        173,831
  *Media Metrix, Inc. ......................................       10,500        267,094
  *NetScout Systems, Inc. ..................................       26,000        334,750
  Silicon Storage Technology, Inc. .........................       15,900      1,404,169
  *Visual Networks, Inc. ...................................        7,200        205,200
                                                                             -----------
                                                                               5,037,681
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care -- 7.5%
  *Alexion Pharmaceuticals, Inc. ...........................        6,000    $   429,000
  *Alkermes, Inc. ..........................................        8,100        381,712
  Bindley Western Industries, Inc. .........................       57,200      1,512,225
  Cephalon, Inc. ...........................................        6,500        389,187
  *COR Therapeutics, Inc. ..................................        3,500        298,594
  *Inhale Therapeutic Systems...............................        5,600        568,225
  *Medicis Pharmaceutical Corp., Class A....................        8,600        490,200
  *Priority Healthcare Corp. Class B........................       28,274      2,101,112
  *Vical, Inc. .............................................        6,300        121,275
                                                                             -----------
                                                                               6,291,530
                                                                             -----------
Electrical Equipment -- 0.5%
  *Quanta Services, Inc. ...................................        7,450        409,750
                                                                             -----------
Electronics -- 21.7%
  *ATMI, Inc. ..............................................       15,300        711,450
  *Burr-Brown Corp. ........................................        4,800        416,100
  *Credence Systems Corp. ..................................        8,400        463,575
  *Cree Research, Inc. .....................................       14,300      1,909,050
  *Integrated Silicon Solution, Inc. .......................       30,900      1,174,200
  *International Rectifier Corp. ...........................       14,500        812,000
  *LAM Research Corp. ......................................       29,900      1,121,250
  *LTX Corp. ...............................................       35,200      1,229,800
  *Micrel, Inc. ............................................       13,400        582,062
  *Netsilicon, Inc. ........................................       80,700      2,642,925
  *Photronics, Inc. ........................................       16,300        462,513
  *Pixelworks, Inc. ........................................       12,700        288,925
  *Quicklogic Corp. ........................................       21,000        467,250
  *Semtech Corp. ...........................................       11,400        871,922
  Triquint Semiconductor, Inc. .............................       13,200      1,263,075
  Varian Semiconductor Equipment Associates, Inc. ..........       27,800      1,746,187
  *Veeco Instruments, Inc. .................................        8,000        586,000
  *Virata Corp. ............................................       26,900      1,603,912
                                                                             -----------
                                                                              18,352,196
                                                                             -----------
Finance - Investment & Other -- 1.4%
  *NCO Group, Inc. .........................................       13,600        314,500
  S & P 400 Mid-Cap Depositary Receipts.....................        9,400        834,250
                                                                             -----------
                                                                               1,148,750
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Leisure & Amusements -- 0.9%
  *Bally Total Fitness Holding Corp. .......................       14,200    $   360,325
  *Cinar Films, Inc. .......................................        5,400         27,000
  Tweeter Home Entertainment Group, Inc. ...................       11,600        352,350
                                                                             -----------
                                                                                 739,675
                                                                             -----------
Medical Equipment & Supplies -- 1.1%
  *Angiotech Pharmaceuticals, Inc. .........................        5,600        233,800
  *Gasonics International Corp. ............................       11,600        457,475
  *PolyMedica Corp. ........................................        5,900        255,175
                                                                             -----------
                                                                                 946,450
                                                                             -----------
Oil & Gas -- 5.3%
  *Cal Dive International, Inc. ............................        9,600        520,200
  *Core Laboratories N.V. ..................................       18,200        527,800
  *Global Industries Ltd. ..................................       97,400      1,838,426
  *Hanover Compressor Co. ..................................       12,800        486,400
  *Stone Energy Corp. ......................................        5,900        352,525
  *Syntroleum Corp. ........................................       43,500        744,937
                                                                             -----------
                                                                               4,470,288
                                                                             -----------
Oil Equipment & Services -- 6.1%
  *BJ Services Co. .........................................       14,100        881,250
  *Marine Drilling Co., Inc. ...............................       55,900      1,491,831
  *National-Oilwell, Inc. ..................................        7,900        259,713
  *Oceaneering International, Inc. .........................       32,900        625,100
  *Rowan Cos., Inc. ........................................       38,200      1,160,325
  *Smith International, Inc. ...............................        9,500        691,719
                                                                             -----------
                                                                               5,109,938
                                                                             -----------
Real Estate -- 0.5%
  *CoStar Group, Inc. ......................................       18,100        453,631
                                                                             -----------
Semiconductors -- 9.6%
  *Exar Corp. ..............................................        9,000        784,688
  *Integrated Device Technology, Inc. ......................       40,800      2,442,900
  *Pericom Semiconductor Corp. .............................       14,200        965,600
  *PLX Technology, Inc. ....................................       41,300      1,713,950
  *QLogic Corp. ............................................       13,500        891,844
  *Viasystems Group, Inc. ..................................       80,600      1,304,713
                                                                             -----------
                                                                               8,103,695
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, June 30, 2000 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Software -- 6.9%
  *Aspen Technology, Inc. ..................................       14,300    $   550,550
  *Broadbase Software, Inc. ................................       34,400      1,053,500
  *C-Bridge Internet Solutions..............................        7,800        135,525
  *Cysive, Inc. ............................................        9,000        214,875
  Digital Island, Inc. .....................................       33,200      1,614,350
  *Digital River, Inc. .....................................       35,100        269,831
  *Level 8 Systems, Inc. ...................................       20,600        433,888
  *Manugistics Group, Inc. .................................       14,800        691,900
  *Mercator Software, Inc. .................................        7,800        536,250
  *Mercury Interactive Corp. ...............................        3,400        328,950
                                                                             -----------
                                                                               5,829,619
                                                                             -----------
Steel -- 1.7%
  *Grant Prideco, Inc. .....................................       57,600      1,440,000
                                                                             -----------
Waste Management -- 0.3%
  *Waste Connections, Inc. .................................       13,100        258,725
                                                                             -----------
    TOTAL COMMON STOCK (COST $67,921,126)...................                  80,189,554
                                                                             -----------
SHORT TERM INVESTMENTS -- 5.0%
  Provident Institutional Funds -- TempCash.................    4,191,885      4,191,885
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $4,191,885)..........                   4,191,885
                                                                             -----------
    TOTAL INVESTMENTS -- 100.0% (COST $72,113,011)..........                  84,381,439
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%...............                      34,850
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $19.92 per share based on 4,236,806 shares
    of capital stock outstanding)...........................                 $84,416,289
                                                                             ===========
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
  ($84,416,289/4,236,806 shares outstanding)................                 $     19.92
                                                                             ===========

* Non-Income producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

2000 Semi-Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the Market Street Fund All Pro Small Cap Value Portfolio for the first half of 2000 was 1.80%. This return lagged the 3.50% return of the Wilshire Small Value Index, the style benchmark we use to assess the performance of the portfolio.

The following two sub-advisers to perform the day-to-day management of the Portfolio. The two firms possess a proven small cap value orientation and discipline.

                                                          APPROXIMATE
MANAGER                                                   PORTFOLIO %
-------                                                   -----------
Sterling Capital Management.............................       50%
Reams Asset Management..................................       50%
Total Portfolio.........................................      100%

Sterling Capital Management was added as a sub-adviser in the first quarter of this year and Reams Asset Management assumed management in the last week of December. Both firms worked quickly to reposition the Portfolio. The sub-advisers decreased the Portfolio's exposure to retail merchandising, increased exposure to manufacturing stocks, and increased banks given the improved interest rate outlook for the U.S. The performance of the Portfolio in the second quarter was strong and exceeded the Wilshire index by almost 200 basis points. However, the strong second quarter performance could not overcome the relatively weak first quarter.

The largest sector holdings of the Portfolio include:

SECTOR                                                          %
------                                                        -----
Manufacturing...............................................  16.3%
Banks.......................................................   9.3%
Medical Equipment & Supplies................................   8.5%
Insurance...................................................   6.7%
Real Estate.................................................   6.4%

The portfolio targets stable or improving businesses at low multiples of price to earnings, price to book value, and price to cash flow. The investment discipline used prohibits paying up for expensive stocks and targets inexpensive stocks relative to their fundamentals. The portfolio's stocks trade at significant discounts to their intrinsic worth. As investors pay more attention to fundamentals, i.e. earnings, financial strength, and valuations, the small cap value asset class should experience a long overdue rebound. We look forward to your continued support and to our long-term goal of capital appreciation.

Sarah C. Lange, CFA
President

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, June 30, 2000
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 95.7%
Banks -- 9.3%
  Bank United Corp., Class A................................         3,900    $   137,231
  Colonial BancGroup, Inc. .................................        11,600        111,650
  Commercial Federal Corp. .................................        12,800        199,200
  Dime Bancorp, Inc. .......................................         7,800        122,850
  First Bell Bancorp, Inc. .................................         4,800         73,200
  *Golden State Bancorp, Inc. ..............................        11,100        199,800
  Local Financial Corp. ....................................        13,600        113,475
  OceanFirst Financial Corp. ...............................         7,400        136,437
  Seacoast Financial Services Corp. ........................        20,500        194,750
  Sovereign Bancorp, Inc. ..................................        14,500        101,953
                                                                              -----------
                                                                                1,390,546
                                                                              -----------
Broadcasting & Publishing -- 2.0%
  Banta Corp. ..............................................         7,600        143,925
  Hollinger International, Inc. ............................        11,775        160,434
                                                                              -----------
                                                                                  304,359
                                                                              -----------
Building & Building Services -- 2.3%
  *Jacobs Engineering Group, Inc. ..........................         5,400        176,512
  *Toll Brothers, Inc. .....................................         8,050        165,025
                                                                              -----------
                                                                                  341,537
                                                                              -----------
Building Materials -- 1.5%
  Texas Industries, Inc. ...................................         3,125         90,234
  York International Corp. .................................         5,500        143,687
                                                                              -----------
                                                                                  233,921
                                                                              -----------
Business & Consumer Services -- 1.3%
  Interim Services, Inc. ...................................        10,700        189,925
                                                                              -----------
Chemicals & Allied Products -- 6.0%
  Crompton Corp. ...........................................        18,700        229,075
  *Cytec Industries, Inc. ..................................        12,000        296,250
  Ferro Corp. ..............................................         7,800        163,800
  *International Speciality.................................         9,200         52,325
  Millennium Chemicals......................................         8,500        156,719
                                                                              -----------
                                                                                  898,169
                                                                              -----------
Communications -- 1.0%
  *Clearnet Communications, Inc., Class A...................         5,200        144,381
                                                                              -----------
Computers -- 0.9%
  *Bell & Howell Co. .......................................         5,350        129,737
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Diversified -- 1.4%
  Peoples Energy Corp. .....................................         2,750    $    89,031
  Wallace Computer Services, Inc. ..........................        12,375        122,203
                                                                              -----------
                                                                                  211,234
                                                                              -----------
Drugs & Healthcare -- 0.5%
 *Perrigo Co. ..............................................        11,200         70,700
                                                                              -----------
Electronics -- 2.5%
  Applied Power, Inc. Class A...............................         5,300        177,550
  Harman International Industries, Inc. ....................         3,300        201,300
                                                                              -----------
                                                                                  378,850
                                                                              -----------
Entertainment -- 2.4%
  Gaylord Entertainment Co. Class A.........................         9,125        192,195
  True North Communications.................................         3,975        169,186
                                                                              -----------
                                                                                  361,381
                                                                              -----------
Finance -- 2.4%
  Dain Rauscher Corp. ......................................         3,375        222,750
  Finova Group, Inc. .......................................         5,500         71,500
  John Nuveen Co. (The), Class A............................         1,625         68,148
                                                                              -----------
                                                                                  362,398
                                                                              -----------
Finance - Investment & Other -- 2.0%
  Waddell & Reed Financial, Inc. ...........................         9,391        308,126
                                                                              -----------
Food & Food Distributors -- 5.2%
  International Home Foods, Inc. ...........................        11,900        249,156
 *Ralcorp Holdings, Inc. ...................................        11,100        135,975
 *Suiza Foods Corp. ........................................         6,100        298,137
  Universal Foods Corp. ....................................         6,500        120,250
                                                                              -----------
                                                                                  803,518
                                                                              -----------
Home Furnishings/Housewares -- 2.8%
  Bush Industries, Inc. Class A.............................         8,400        134,400
 *Furniture Brands International, Inc. .....................         9,430        142,629
 *Mohawk Industries, Inc. ..................................         6,700        145,725
                                                                              -----------
                                                                                  422,754
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 6.7%
  Fidelity National Financial, Inc. ........................        10,200    $   186,788
  Hilb, Rogal & Hamilton Co. ...............................         6,050        209,859
  Horace Mann Educators Corp. ..............................         9,775        146,625
  *Insurance Auto Auctions, Inc. ...........................         6,050        127,806
  Stewart Information Services Corp. .......................         5,725         83,728
  White Mountains Insurance Group Ltd. .....................         1,550        248,000
                                                                              -----------
                                                                                1,002,806
                                                                              -----------
Machinery & Instrumentation -- 2.3%
  Regal-Beloit Corp. .......................................         7,800        124,313
  Snap-On, Inc. ............................................         7,600        214,700
                                                                              -----------
                                                                                  339,013
                                                                              -----------
Manufacturing -- 16.3%
  Belden, Inc. .............................................         8,300        212,688
  Brady Corp. ..............................................         6,900        224,250
  Clarcor, Inc. ............................................        24,575        488,428
  Crane Co. ................................................         8,925        216,989
  Griffon Corp. ............................................        18,300        101,794
  Hon Industries, Inc. .....................................         9,200        216,200
  Matthews International Corp. Class A......................         2,300         66,700
  *National R.V. Holdings, Inc. ............................         4,500         47,250
  National Service Industries, Inc. ........................         3,500         68,250
  *Nautica Enterprises, Inc. ...............................         9,950        106,341
  *Northwest Pipe Co. ......................................         5,200         61,750
  Pittston Brink's Group....................................        16,100        220,369
  Quanex Corp. .............................................         4,950         73,631
  Rayonier, Inc. ...........................................         2,675         95,966
  *SPS Technologies, Inc. ..................................         4,200        172,463
  Standex International Corp. ..............................         4,700         75,200
                                                                              -----------
                                                                                2,448,269
                                                                              -----------
Manufacturing Equipment -- 0.6%
  Lawson Products, Inc. ....................................         3,800         93,575
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Equipment & Supplies -- 8.5%
  *Acuson Corp. ............................................        12,450    $   168,075
  Arrow International, Inc. ................................         3,075        103,013
  Dentsply International, Inc. .............................         7,400        228,013
  *Haemonetics Corp. .......................................        17,000        357,000
  Mentor Corp. .............................................         7,850        213,422
  Owens & Minor, Inc. Holding Co. ..........................        11,900        204,531
                                                                              -----------
                                                                                1,274,054
                                                                              -----------
Oil & Gas -- 4.7%
  Noble Affiliates, Inc. ...................................         4,800        178,800
  Piedmont Natural Gas Co., Inc. ...........................         4,550        120,859
  Santa Fe Snyder Corp. ....................................        23,500        267,313
  *Varco International, Inc. ...............................         5,740        133,455
                                                                              -----------
                                                                                  700,427
                                                                              -----------
Oil Equipment & Services -- 1.6%
  Coflexip SA ADR...........................................         3,925        237,463
                                                                              -----------
Real Estate -- 6.4%
  Amli Residential..........................................         3,000         70,688
  *Avatar Holding, Inc. ....................................        10,400        239,200
  BRE Properties, Inc. Class A..............................         5,825        168,197
  Federal Realty Investment Trust...........................         2,400         48,000
  First Industrial Realty Trust, Inc. ......................         7,542        222,489
  Great Lakes REIT, Inc. ...................................         5,000         85,000
  Prentiss Properties Trust.................................         3,100         74,400
  Storage USA, Inc. ........................................         1,900         56,050
                                                                              -----------
                                                                                  964,024
                                                                              -----------
Retail Stores -- 1.9%
  *Payless ShoeSource, Inc. ................................         3,450        180,047
  Regis Corp. ..............................................         8,200        102,500
                                                                              -----------
                                                                                  282,547
                                                                              -----------
Semiconductors -- 1.2%
  Pioneer-Standard Electronics, Inc. .......................        11,900        175,525
                                                                              -----------
Transportation -- 2.0%
  Arnold Industries, Inc. ..................................        24,300        293,119
                                                                              -----------
    TOTAL COMMON STOCK (COST $13,712,078)...................                   14,362,358
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, June 30, 2000 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 5.9%
  Provident Institutional Funds -- TempCash.................       892,367    $   892,367
                                                                              -----------
    TOTAL SHORT TERM INVESTMENTS (COST $892,367)............                      892,367
                                                                              -----------
    TOTAL INVESTMENTS -- 101.6% (COST $14,604,445)..........                   15,254,725
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%).............                     (242,352)
                                                                              -----------
NET ASSETS -- 100.0%
  (Equivalent to $7.68 per share based on 1,955,923 shares
    of capital stock outstanding)...........................                  $15,012,373
                                                                              ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($15,012,373/1,955,923 shares outstanding)................                  $      7.68
                                                                              ===========

* Non-income producing

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statement of Operations for the Six Months Ended June 30, 2000
(Unaudited)

--------------------------------------------------------------------------------


                                                                               MONEY
                                                                GROWTH         MARKET         BOND
                                                               PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................  $ 2,202,777    $       --    $        --
  Interest..................................................      347,147     3,296,759      1,326,246
    Less: foreign taxes withheld............................           --            --             --
                                                              -----------    ----------    -----------
    Total Investment Income.................................    2,549,924     3,296,759      1,326,246
                                                              -----------    ----------    -----------
EXPENSES:
  Investment advisory fee...................................      454,404       133,927         63,950
  Administration fee........................................      125,182        47,398         16,163
  Directors' fee............................................        6,444         2,442            831
  Transfer agent fee........................................        3,210         1,865          1,324
  Custodian fee.............................................       15,371         6,584          2,543
  Legal fees................................................       16,756         6,348          2,878
  Audit fees................................................        9,022         3,419          1,164
  Printing..................................................       19,978         7,570          2,577
  Insurance.................................................        7,637         2,068            743
  Miscellaneous.............................................          887           646            549
                                                              -----------    ----------    -----------
                                                                  658,891       212,267         92,722
  Less: expenses waived by Advisor and/or reimbursed by
    affiliated insurance company............................           --            --             --
                                                              -----------    ----------    -----------
    Total expenses..........................................      658,891       212,267         92,722
                                                              -----------    ----------    -----------
    Net investment income (loss)............................    1,891,033     3,084,492      1,233,524
                                                              -----------    ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments.............................................    7,363,216            --     (1,475,910)
    Foreign Currency related transactions...................           --            --             --
                                                              -----------    ----------    -----------
                                                                7,363,216             0     (1,475,910)
                                                              -----------    ----------    -----------
  Net change in unrealized appreciation (depreciation) from:
    Investments.............................................   (7,425,598)           --      1,306,440
    Foreign currency related transactions...................           --            --             --
                                                              -----------    ----------    -----------
                                                               (7,425,598)           --      1,306,440
                                                              -----------    ----------    -----------
    Net gain (loss) on investments and foreign currency
      transactions..........................................      (62,382)           --       (169,470)
                                                              -----------    ----------    -----------
    Net increase (decrease) in net assets resulting from
      operations............................................  $ 1,828,651    $3,084,492    $ 1,064,054
                                                              ===========    ==========    ===========

* Commencement of operations was February 7, 2000.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statement of Operations for the Six Months Ended June 30, 2000 -- (Concluded) (Unaudited)

--------------------------------------------------------------------------------

                                                                             ALL PRO       ALL PRO       ALL PRO      ALL PRO
                                                                EQUITY        LARGE         LARGE         SMALL        SMALL
                  AGGRESSIVE                     SENTINEL        500           CAP           CAP           CAP          CAP
      MANAGED       GROWTH      INTERNATIONAL     GROWTH        INDEX*       GROWTH         VALUE        GROWTH        VALUE
     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
     $  281,220   $   217,386    $ 1,310,357    $    22,391   $1,869,787   $   149,878   $   222,026   $    10,108   $  98,334
     1,212,471        172,315         48,983         28,939      158,511        55,695        29,005       177,479      28,561
     --                    --        (75,421)            --           --            --          (180)           --          --
     ----------   -----------    -----------    -----------   ----------   -----------   -----------   -----------   ---------
     1,493,691        389,701      1,283,919         51,330    2,028,298       205,573       250,851       187,587     126,895
     ----------   -----------    -----------    -----------   ----------   -----------   -----------   -----------   ---------
       139,816        132,776        313,824         58,279      365,791       151,444        82,017       315,786      57,085
        30,918         30,334         37,010         10,696      134,196        19,120        10,361        25,330       5,606
         1,591          1,544          1,902            545        6,259           969           531         1,521         284
         1,579          1,564          1,684          1,228        2,929         1,370         1,223         1,556       1,140
         5,416          6,505         22,377          5,164       18,045         5,013         8,348         8,887       7,298
         4,137          4,014          4,944          1,418       16,272         2,519         1,381         3,954         739
         2,228          2,161          2,662            763        8,762         1,357           744         2,129         398
         4,932          4,786          5,895          1,691       19,401         3,003         1,647         4,715         882
         1,612          1,381          1,833            266          107           308           311           138         135
           596            592            614            532          775           558           532           591         515
     ----------   -----------    -----------    -----------   ----------   -----------   -----------   -----------   ---------
       192,825        185,657        392,745         80,582      572,537       185,661       107,095       364,607      74,082
            --             --             --         (4,523)    (145,780)         (385)       (1,884)           --      (2,443)
     ----------   -----------    -----------    -----------   ----------   -----------   -----------   -----------   ---------
       192,825        185,657        392,745         76,059      426,757       185,276       105,211       364,607      71,639
     ----------   -----------    -----------    -----------   ----------   -----------   -----------   -----------   ---------
     1,300,866        204,044        891,174        (24,729)   1,601,541        20,297       145,640      (177,020)     55,256
     ----------   -----------    -----------    -----------   ----------   -----------   -----------   -----------   ---------
     1,084,480     12,056,500      5,275,481      5,883,260      470,873     1,929,169      (965,191)    6,668,496    (181,738)
            --             --       (124,900)            --           --            --            --            --          --
     ----------   -----------    -----------    -----------   ----------   -----------   -----------   -----------   ---------
     1,084,480     12,056,500      5,150,581      5,883,260      470,873     1,929,169      (965,191)    6,668,496    (181,738)
     ----------   -----------    -----------    -----------   ----------   -----------   -----------   -----------   ---------
      (764,243)       770,022     (6,459,957)    (1,569,754)   7,143,422    (1,805,606)     (887,231)   (4,618,534)    448,602
            --             --             --             --           --            --            --            --          --
     ----------   -----------    -----------    -----------   ----------   -----------   -----------   -----------   ---------
      (764,243)       770,022     (6,459,957)    (1,569,754)   7,143,422    (1,805,606)     (887,231)   (4,618,534)    448,602
     ----------   -----------    -----------    -----------   ----------   -----------   -----------   -----------   ---------
       320,237     12,826,522     (1,309,376)     4,313,506    7,614,295       123,563    (1,852,422)    2,049,962     266,864
     ----------   -----------    -----------    -----------   ----------   -----------   -----------   -----------   ---------
    $1,621,103    $13,030,566    $  (418,202)   $ 4,288,777   $9,215,836   $   143,860   $(1,706,782)  $ 1,872,942   $ 322,120
     ==========   ===========    ===========    ===========   ==========   ===========   ===========   ===========   =========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                   FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                                                                 (UNAUDITED)
                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)...........  $  1,891,033   $  3,084,492   $ 1,233,524   $ 1,300,866   $   204,044    $   766,274
   Net realized gain (loss) on investments
    and foreign currency related
    transactions..........................     7,363,216             --    (1,475,910)    1,084,480    12,056,500      5,275,481
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations.........    (7,425,598)            --     1,306,440      (764,243)      770,022     (6,459,957)
                                            ------------   ------------   -----------   -----------   -----------    -----------
   Net increase (decrease) in net assets
    resulting from operations.............     1,828,651      3,084,492     1,064,054     1,621,103    13,030,566       (418,202)
 Distributions:
   From net investment income.............    (4,242,412)    (3,084,492)   (2,245,406)   (2,365,140)     (325,505)    (1,001,935)
   From net realized gains................   (18,946,927)            --            --    (3,592,195)   (5,142,813)   (10,153,869)
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies...................    (4,002,391)   (16,868,878)     (507,965)     (652,622)    7,389,729     10,599,671
                                            ------------   ------------   -----------   -----------   -----------    -----------
    Total increase in net assets..........   (25,363,079)   (16,868,878)   (1,689,317)   (4,988,854)   14,951,977       (974,335)
NET ASSETS
 Beginning of period......................   302,261,636    116,887,438    38,182,265    73,985,832    62,512,346     88,795,565
                                            ------------   ------------   -----------   -----------   -----------    -----------
 End of Period............................  $276,898,557   $100,018,560   $36,492,948   $68,996,978   $77,464,323    $87,821,230
                                            ============   ============   ===========   ===========   ===========    ===========

--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED DECEMBER 31, 1999
                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)...........  $  4,242,412   $  5,025,260   $ 2,245,406   $ 2,365,140   $   325,505    $ 1,026,948
   Net realized gain (loss) on investments
    and foreign currency related
    transactions..........................    18,946,927             (8)     (916,673)    3,592,195     5,142,814     10,128,857
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations.........   (13,385,176)            --    (2,503,249)   (5,655,271)    3,132,350      8,869,544
                                            ------------   ------------   -----------   -----------   -----------    -----------
   Net increase (decrease) in net assets
    resulting from operations.............     9,804,163      5,025,252    (1,174,516)      302,064     8,600,669     20,025,349
 Distributions:
   From net investment income.............    (1,058,688)    (5,025,260)     (506,981)     (499,598)     (293,724)      (813,330)
   From net realized gains................    (6,184,504)            --      (398,338)   (3,406,936)   (7,283,996)    (4,172,939)
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies...................   (15,597,856)    25,434,525     3,416,178     9,784,991     4,994,083      2,393,275
                                            ------------   ------------   -----------   -----------   -----------    -----------
    Total increase in net assets..........   (13,036,885)    25,434,517     1,336,343     6,180,521     6,017,032     17,432,355
NET ASSETS
 Beginning of period......................   315,298,521     91,452,921    36,845,922    67,805,311    56,495,315     71,363,209
                                            ------------   ------------   -----------   -----------   -----------    -----------
 End of Period............................  $302,261,636   $116,887,438   $38,182,265   $73,985,832   $62,512,347    $88,795,564
                                            ============   ============   ===========   ===========   ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets -- (Concluded)

--------------------------------------------------------------------------------

                                                                FOR THE SIX MONTHS OR PERIOD ENDED JUNE 30, 2000
                                                                                  (UNAUDITED)
                                                                EQUITY        ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                SENTINEL         500         LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                 GROWTH        INDEX(1)       GROWTH         VALUE        GROWTH         VALUE
                                                PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)..............  $   (24,729)  $  1,601,541   $    20,297   $   145,640   $  (177,020)  $    55,256
   Net realized gain (loss) on investments
    and foreign currency related
    transactions.............................    5,883,260        470,873     1,929,169      (965,191)    6,668,496      (181,738)
   Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency translations....................   (1,569,753)     7,143,422    (1,805,606)     (887,231)   (4,618,534)      448,602
                                               -----------   ------------   -----------   -----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from operations................    4,288,778      9,215,836       143,860    (1,706,782)    1,872,942       322,120
 Distributions:
   From net investment income................   (1,235,191)            --      (819,068)     (223,008)   (1,190,602)      (37,204)
   From net realized gains...................     (492,081)            --      (636,988)           --      (203,792)           --
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies......................   (2,866,251)   387,836,495    13,739,600     2,017,555    38,737,260     3,427,151
                                               -----------   ------------   -----------   -----------   -----------   -----------
    Total increase (decrease) in net
      assets.................................     (304,745)   397,052,331    12,427,404        87,765    39,215,808     3,712,067
NET ASSETS
 Beginning of period.........................   21,297,375             --    37,961,019    24,318,611    45,200,481    11,300,306
                                               -----------   ------------   -----------   -----------   -----------   -----------
 End of Period...............................  $20,992,630   $397,052,331   $50,388,423   $24,406,376   $84,416,289   $15,012,373
                                               ===========   ============   ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------

                                                                      FOR THE YEAR ENDED DECEMBER 31, 1999
                                                ---------------------------------------------------------------------------------
                                                                EQUITY        ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                 SENTINEL         500        LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                  GROWTH         INDEX        GROWTH         VALUE        GROWTH         VALUE
                                                 PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)...............  $    10,839            --   $   (22,202)  $   223,008   $  (113,907)  $    37,204
   Net realized gain (loss) on investments and
    foreign currency related transactions.....    1,716,433            --     1,617,492       349,009     2,250,696    (1,022,439)
   Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency translations.....................    3,864,968            --     4,532,937      (614,959)   15,609,185       316,627
                                                -----------   -----------   -----------   -----------   -----------   -----------
   Net increase (decrease) in net assets
    resulting from operations.................    5,592,240            --     6,128,227       (42,942)   17,745,974      (668,608)
 Distributions:
   From net investment income.................      (23,574)           --        (3,102)     (105,080)           --       (17,055)
   From net realized gains....................     (537,394)           --            --            --            --            --
 Capital share transactions:
   Net contributions from affiliated life
    insurance companies.......................    4,099,126            --    17,529,239     8,850,732    17,769,243     3,912,710
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Total increase in net assets..............    9,130,398            --    23,654,364     8,702,710    35,515,217     3,227,047
NET ASSETS
 Beginning of period..........................   12,166,979            --    14,306,655    15,615,901     9,685,265     8,073,259
                                                -----------   -----------   -----------   -----------   -----------   -----------
 End of Period................................  $21,297,377            --   $37,961,019   $24,318,611   $45,200,482   $11,300,306
                                                ===========   ===========   ===========   ===========   ===========   ===========

(1) Commencement of operations was February 7, 2000.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Funds, Inc.
Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                         GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                  01/01/00
                                                        TO     01/01/99  01/01/98   01/01/97   01/01/96   01/01/95
                                                  06/30/00          TO        TO         TO         TO         TO
                                                 (UNAUDITED)   12/31/99  12/31/98   12/31/97   12/31/96   12/31/95
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..........      $18.94      $18.82    $19.46     $18.10     $16.36     $14.00
                                                   -------     -------   -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................         .12         .27       .27        .35        .46        .47
Net realized and unrealized gain (loss) on
 investments..................................         .02         .28      1.97       3.49       2.54       3.41
                                                   -------     -------   -------    -------    -------    -------
   Total from investment operations...........         .14         .55      2.24       3.84       3.00       3.88
                                                   -------     -------   -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income.......................................        (.26)       (.06)     (.29)      (.38)      (.48)      (.46)
Dividends to shareholders from net capital
 gains........................................       (1.19)       (.37)    (2.59)     (2.10)      (.78)     (1.06)
                                                   -------     -------   -------    -------    -------    -------
   Total distributions........................       (1.45)       (.43)    (2.88)     (2.48)     (1.26)     (1.52)
                                                   -------     -------   -------    -------    -------    -------
Net asset value, end of period................      $17.63      $18.94    $18.82     $19.46     $18.10     $16.36
                                                   =======     =======   =======    =======    =======    =======
   Total return...............................         .78%(2)    2.98%    13.70%     24.32%     19.58%     30.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..............     276,899     302,262   315,299    267,389    198,948    161,899
Ratios of expenses to average net assets(1)
 (annualized).................................         .47%        .48%      .46%       .43%       .50%       .61%
Ratios of net investment income to average net
 assets (annualized)..........................        1.34%       1.35%     1.53%      2.01%      2.80%      3.20%
Portfolio turnover............................          22%         46%       30%       108%        72%        61%
------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Growth Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 2000, and the years ended December 31, 1999, 1998, 1997, 1996 and 1995 were as follows:
     0.47% (annualized), 0.48%, 0.47%, 0.43%, 0.50% and 0.61% respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Funds, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                      MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                01/01/00
                                                      TO      01/01/99   01/01/98   01/01/97   01/01/96   01/01/95
                                                06/30/00           TO         TO         TO         TO         TO
                                                (UNAUDITED)   12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..........     $1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                  ------       ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................       .03          .05        .05        .05        .05        .05
                                                  ------       ------     ------     ------     ------     ------
    Total from investment operations..........       .03          .05        .05        .05        .05        .05
                                                  ------       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
  income......................................      (.03)        (.05)      (.05)      (.05)      (.05)      (.05)
                                                  ------       ------     ------     ------     ------     ------
    Total distributions.......................      (.03)        (.05)      (.05)      (.05)      (.05)      (.05)
                                                  ------       ------     ------     ------     ------     ------
Net asset value, end of period................     $1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                  ======       ======     ======     ======     ======     ======
    Total return..............................      2.90%(2)     4.91%      5.29%      5.33%      5.15%      5.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..............   100,019      116,887     91,453     64,339     54,197     34,165
Ratios of expenses to average net assets(1)
  (annualized)................................       .40%         .40%       .40%       .39%       .44%       .50%
Ratios of net investment income to average net
  assets (annualized).........................      5.76%        4.81%      5.15%      5.21%      5.03%      5.47%
------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Money Market Portfolio before reimbursement of expense by affiliated insurance company for period ended June 30, 2000, and the years ended December 31, 1999, 1998, 1997, 1996 and 1995 were as follows: 0.40% (annualized), 0.40%, 0.42%, 0.39%, 0.44% and 0.50%
     respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Funds, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                              BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                    01/01/00
                                                          TO      01/01/99   01/01/98   01/01/97   01/01/96   01/01/95
                                                    06/30/00           TO         TO         TO         TO         TO
                                                    (UNAUDITED)   12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............    $10.58       $11.22     $10.98     $10.67     $11.00     $ 9.73
                                                      ------       ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................       .35          .62        .63        .64        .63        .65
Net realized and unrealized gain (loss) on
 investments......................................      (.06)        (.99)       .25        .33       (.34)      1.27
                                                      ------       ------     ------     ------     ------     ------
   Total from investment operations...............       .29         (.37)       .88        .97        .29       1.92
                                                      ------       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................      (.62)        (.15)      (.64)      (.66)      (.62)      (.65)
Dividends to shareholders from net capital
 gains............................................      (.00)        (.12)      (.00)      (.00)      (.00)      (.00)
                                                      ------       ------     ------     ------     ------     ------
   Total distributions............................      (.62)        (.27)      (.64)      (.66)      (.62)      (.65)
                                                      ------       ------     ------     ------     ------     ------
Net asset value, end of period....................    $10.25       $10.58     $11.22     $10.98     $10.67     $11.00
                                                      ======       ======     ======     ======     ======     ======
   Total return...................................     2.95%(2)     (3.31)%    (8.22)%     9.50%      2.86%     20.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................    36,493       38,182     36,846     23,350     17,087     14,402
Ratios of expenses to average net assets(1)
 (annualized).....................................       .51%         .52%       .53%       .57%       .56%       .60%
Ratios of net investment income to average net
 assets (annualized)..............................      6.75%        6.19%      6.03%      6.24%      6.08%      6.36%
Portfolio turnover................................       107%         202%       163%       105%       133%       206%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Bond Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 2000, and the years ended December 31, 1999, 1998, 1997, 1996 and 1995 were as follows:
     0.51% (annualized), 0.52%, 0.55%, 0.57%, 0.56% and 0.60% respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying financial statements.

--------------------------------------------------------------------------------
Market Street Funds, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                            MANAGED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                    01/01/00
                                                          TO      01/01/99   01/01/98   01/01/97   01/01/96   01/01/95
                                                    06/30/00           TO         TO         TO         TO         TO
                                                    (UNAUDITED)   12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............    $16.79       $17.68     $17.06     $14.68     $14.19     $11.94
                                                      ------       ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................       .30          .54        .54        .54        .51        .55
Net realized and unrealized gain (loss) on
 investments......................................       .07         (.41)      1.45       2.49       1.07       2.28
                                                      ------       ------     ------     ------     ------     ------
   Total from investment operations...............       .37          .13       1.99       3.03       1.58       2.83
                                                      ------       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................      (.54)        (.13)      (.55)      (.53)      (.51)      (.57)
Dividends to shareholders from net capital
 gains............................................      (.81)        (.89)      (.82)      (.12)      (.58)      (.01)
                                                      ------       ------     ------     ------     ------     ------
   Total distributions............................     (1.35)       (1.02)     (1.37)      (.65)     (1.09)      (.58)
                                                      ------       ------     ------     ------     ------     ------
Net asset value, end of period....................    $15.81       $16.79     $17.68     $17.06     $14.68     $14.19
                                                      ======       ======     ======     ======     ======     ======
   Total return...................................      2.41%(2)      .75%     12.54%     21.23%     11.88%     24.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................    68,997       73,986     67,805     56,068     43,431     36,002
Ratios of expenses to average net assets(1)
 (annualized).....................................       .55%         .57%       .57%       .58%       .60%       .66%
Ratios of net investment income to average net
 assets (annualized)..............................      3.72%        3.25%      3.22%      3.47%      3.68%      4.22%
Portfolio turnover................................        93%         156%       203%        99%       106%       130%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Managed Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 2000, and the years ended December 31, 1999, 1998, 1997, 1996 and 1995 were as follows:
     0.55% (annualized), 0.57%, 0.58%, 0.58%, 0.60% and 0.66%, respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                       AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                    01/01/00
                                                          TO      01/01/99   01/01/98   01/01/97   01/01/96   01/01/95
                                                    06/30/00           TO         TO         TO         TO         TO
                                                    (UNAUDITED)   12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............    $21.97       $21.91     $22.19     $18.52     $17.38     $15.45
                                                      ------       ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................       .06          .11        .11        .17        .17        .20
Net realized and unrealized gain on investments...      4.10         2.89       1.50       3.72       3.03       1.86
                                                      ------       ------     ------     ------     ------     ------
   Total from investment operations...............      4.16         3.00       1.61       3.89       3.20       2.06
                                                      ------       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................      (.11)        (.11)      (.18)      (.18)      (.19)      (.00)
Dividends to shareholders from net capital
 gains............................................     (1.81)       (2.83)     (1.71)      (.04)     (1.87)      (.13)
                                                      ------       ------     ------     ------     ------     ------
   Total distributions............................     (1.92)       (2.94)     (1.89)      (.22)     (2.06)      (.13)
                                                      ------       ------     ------     ------     ------     ------
Net asset value, end of period....................    $24.21       $21.97     $21.91     $22.19     $18.52     $17.38
                                                      ======       ======     ======     ======     ======     ======
   Total return...................................     20.78%(2)    15.96%      7.99%     21.21%     21.00%     13.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................    77,464       62,513     56,495     48,574     34,098     23,822
Ratios of expenses to average net assets(1)
 (annualized).....................................       .54%         .57%       .61%       .63%       .68%       .76%
Ratios of net investment income to average net
 assets (annualized)..............................       .59%         .59%       .56%       .95%      1.14%      1.32%
Portfolio turnover................................        43%          46%        41%        37%        47%        89%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Aggressive Growth Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 2000, and the years ended December 31, 1999, 1998, 1997, 1996 and 1995 were as follows: 0.54% (annualized), 0.57%, 0.62%, 0.63%, 0.68% and 0.76%
     respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Funds, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                         INTERNATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                    01/01/00
                                                          TO      01/01/99   01/01/98   01/01/97   01/01/96   01/01/95
                                                    06/30/00           TO         TO         TO         TO         TO
                                                    (UNAUDITED)   12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............    $16.68       $13.85     $13.61     $13.41     $12.86     $11.63
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................       .13          .19        .15        .11        .11        .16
Net realized and unrealized gain (loss) on
 investments......................................      (.23)        3.61       1.14       1.08       1.23       1.45
                                                      ------       ------     ------     ------     ------     ------
   Total from investment operations...............      (.10)        3.80       1.29       1.19       1.34       1.61
                                                      ------       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................      (.19)        (.16)      (.10)      (.11)      (.16)      (.07)
Dividends to shareholders from net capital
 gains............................................     (1.91)        (.81)      (.95)      (.88)      (.63)      (.31)
                                                      ------       ------     ------     ------     ------     ------
   Total distributions............................     (2.10)        (.97)     (1.05)      (.99)      (.79)      (.38)
                                                      ------       ------     ------     ------     ------     ------
Net asset value, end of period....................    $14.48       $16.68     $13.85     $13.61     $13.41     $12.86
                                                      ======       ======     ======     ======     ======     ======
   Total return...................................      (.41)%(2)   29.33%     10.13%      9.66%     10.89%     14.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................    87,821       88,796     71,363     62,513     50,955     36,642
Ratios of expenses to average net assets(1)
 (annualized).....................................       .94%         .98%      1.00%      1.02%      1.05%      1.15%
Ratios of net investment income to average net
 assets (annualized)..............................      1.83%        1.32%      1.18%      1.13%      1.08%      1.21%
Portfolio turnover................................        20%          41%        37%        37%        35%        45%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the International Portfolio before reimbursement of expense by affiliated insurance company for period ended June 30, 2000, and the years ended December 31, 1999, 1998, 1997, 1996 and 1995 were as follows: 0.94% (annualized), 0.98%, 1.00%, 1.02%, 1.05% and 1.15%, respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Funds, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                             SENTINEL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
                                                              01/01/00
                                                                    TO      01/01/99   01/01/98   01/01/97   03/18/96(2)
                                                              06/30/00           TO         TO         TO         TO
                                                              (UNAUDITED)   12/31/99   12/31/98   12/31/97   12/31/96
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $17.79       $13.43     $14.59     $11.14     $10.00
                                                                ------       ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      (.02)         .01        .03        .04        .05
Net realized and unrealized gain (loss) on investments......      3.96         4.97       1.76       3.47       1.09
                                                                ------       ------     ------     ------     ------
   Total from investment operations.........................      3.94         4.98       1.79       3.51       1.14
                                                                ------       ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........      (.01)        (.03)      (.04)      (.05)      (.00)
Dividends to shareholders from net capital gains............     (1.43)        (.59)     (2.91)      (.01)      (.00)
                                                                ------       ------     ------     ------     ------
   Total distributions......................................     (1.44)        (.62)     (2.95)      (.06)      (.00)
                                                                ------       ------     ------     ------     ------
Net asset value, end of period..............................    $20.29       $17.79     $13.43     $14.59     $11.14
                                                                ======       ======     ======     ======     ======
   Total return.............................................     23.80%(3)    38.80%     15.98%     31.58%     11.40%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................    20,993       21,297     12,167      8,362      5,664
Ratios of expenses to average net assets(1) (annualized)....       .63%         .71%       .82%       .90%       .90%
Ratios of net investment income to average net assets
 (annualized)...............................................      (.20)%         07%       .23%       .36%       .57%
Portfolio turnover..........................................       139%         110%        87%       155%        75%
---------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Sentinel Growth Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 2000, the years ended December 31, 1999, 1998 and 1997 and the period ended December 31, 1996 were as follows: 0.67% (annualized), 0.71%, 0.83%, 1.35%
     and 1.51% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Funds, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                              EQUITY 500 INDEX PORTFOLIO
----------------------------------------------------------------------------------------
                                                                   02/07/00(2)
                                                                            TO
                                                                      06/30/00
                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------
Net asset value, beginning of period........................            $10.00
                                                                       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................               .04
Net realized and unrealized gain (loss) on investments......               .20
                                                                       -------
   Total from investment operations.........................               .24
                                                                       -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........              (.00)
Dividends to shareholders from net capital gains............              (.00)
                                                                       -------
   Total distributions......................................              (.00)
                                                                       -------
Net asset value, end of period..............................           $ 10.24
                                                                       =======
   Total return.............................................              2.40%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................           397,052
Ratios of expenses to average net assets(1) (annualized)....               .28%
Ratios of net investment income to average net assets
 (annualized)...............................................              1.05%
Portfolio turnover..........................................                 3%
----------------------------------------------------------------------------------------

(1.) Expense ratios for the Equity 500 Index Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 2000 was as follows: 0.38% (annualized).

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Funds, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                           ALL PRO                             ALL PRO
                                                                         LARGE CAP                           LARGE CAP
                                                                            GROWTH                               VALUE
                                                                         PORTFOLIO                           PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                 01/01/00                            01/01/00
                                                       TO      01/01/99   05/04/98(2)       TO     01/01/99   05/04/98(2)
                                                 06/30/00           TO         TO    06/30/00           TO         TO
                                                 (UNAUDITED)   12/31/99   12/31/98   (UNAUDITED)   12/31/99   12/31/98
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........    $14.77       $11.77     $10.00      $ 9.98       $ 9.90     $10.00
                                                   ------       ------     ------      ------       ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................       .01         (.01)       .00         .05          .09        .07
Net realized and unrealized gain (loss) on
 investments...................................      (.04)        3.01       1.77        (.72)         .06       (.17)
                                                   ------       ------     ------      ------       ------     ------
   Total from investment operations............      (.03)        3.00       1.77        (.67)         .15       (.10)
                                                   ------       ------     ------      ------       ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income........................................      (.00)        (.00)      (.00)       (.09)        (.07)      (.00)
Dividends to shareholders from net capital
 gains.........................................      (.58)        (.00)      (.00)       (.00)        (.00)      (.00)
                                                   ------       ------     ------      ------       ------     ------
   Total distributions.........................      (.58)        (.00)      (.00)       (.09)        (.07)      (.00)
                                                   ------       ------     ------      ------       ------     ------
Net asset value, end of period.................    $14.16       $14.77     $11.77      $ 9.22       $ 9.98     $ 9.90
                                                   ======       ======     ======      ======       ======     ======
   Total return................................      (.26)%(3)   25.52%     17.70%(3)    (6.74)%      1.49%     (1.00)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)...............    50,388       37,961     14,307      24,406       24,319     15,616
Ratios of expenses to average net assets(1)
 (annualized)..................................       .86%         .89%       .90%        .90%         .91%       .95%
Ratios of net investment income to average net
 assets (annualized)...........................       .09%        (.09)%      .04%       1.24%        1.07%      1.31%
Portfolio turnover.............................        28%          83%        64%         63%          64%        39%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the All Pro Large Cap Growth Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 2000, the year ended December 31, 1999 and the period ended December 31, 1998 were as follows: 0.86% (annualized), 0.89%, and 0.92% (annualized), respectively. Expense ratios for the All Pro Large Cap Value Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 2000, the year ended December 31, 1999, and the period ended December 31, 1998 were as follows: 0.91% (annualized), 0.91% and 0.97% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Funds, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                           ALL PRO                             ALL PRO
                                                                         SMALL CAP                           SMALL CAP
                                                                            GROWTH                               VALUE
                                                                         PORTFOLIO                           PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                 01/01/00                            01/01/00
                                                       TO      01/01/99   05/04/98(2)       TO     01/01/99   05/04/98(2)
                                                 06/30/00           TO         TO    06/30/00           TO         TO
                                                 (UNAUDITED)   12/31/99   12/31/98   (UNAUDITED)   12/31/99   12/31/98
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........    $18.83       $ 9.80     $10.00      $ 7.57       $ 8.25     $10.00
                                                   ------       ------     ------      ------       ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................      (.04)        (.04)      (.01)        .03          .02        .02
Net realized and unrealized gain (loss) on
 investments...................................      1.76         9.07       (.19)        .10         (.68)     (1.77)
                                                   ------       ------     ------      ------       ------     ------
   Total from investment operations............      1.72         9.03       (.20)        .13         (.66)     (1.75)
                                                   ------       ------     ------      ------       ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income........................................      (.00)        (.00)      (.00)       (.02)        (.02)      (.00)
Dividends to shareholders from net capital
 gains.........................................      (.63)        (.00)      (.00)       (.00)        (.00)      (.00)
                                                   ------       ------     ------      ------       ------     ------
   Total distributions.........................      (.63)        (.00)      (.00)       (.02)        (.02)      (.00)
                                                   ------       ------     ------      ------       ------     ------
Net asset value, end of period.................    $19.92       $18.83     $ 9.80      $ 7.68       $ 7.57     $ 8.25
                                                   ======       ======     ======      ======       ======     ======
   Total return................................      9.28%(3)    92.14%     (2.00)%(3)     1.80%(3)   (8.05)%  (17.50)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)...............    84,416       45,200      9,685      15,012       11,300      8,073
Ratios of expenses to average net assets(1)
 (annualized)..................................      1.06%        1.11%      1.24%       1.13%        1.20%      1.28%
Ratios of net investment income to average net
 assets (annualized)...........................      (.51)%       (.57)%     (.14)%       .87%         .39%       .48%
Portfolio turnover.............................        52%         114%        82%         93%         114%        38%

(1.) Expense ratios for the All Pro Small Cap Growth Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 2000, the year ended December 31, 1999 and the period ended December 31, 1998 were as follows: 1.06% (annualized), 1.11%, and 1.25% (annualized), respectively. Expense ratios for the All Pro Small Cap Value Portfolio before reimbursement of expense by affiliated insurance company for the period ended June 30, 2000, the year ended December 31, 1999, and the period ended December 31, 1998 were as follows: 1.17% (annualized), 1.21% and 1.36% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, June 30, 2000
(Unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION

The Market Street Fund, Inc. (Fund) is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. As a "series" type of mutual fund, the Fund issues separate classes (or series) of stock currently consisting of the Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Sentinel Growth Portfolio, Equity 500 Index Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, and All Pro Small Cap Value Portfolio. The Equity 500 Index portfolio commenced operations on February 7, 2000. The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Provident Mutual Life Insurance Company (PMLIC) and for flexible premium deferred variable annuity contracts issued by Provident Mutual Life and Annuity Company of America (PLACA) and policies issued by National Life Insurance Company of Vermont (NLICV). The Fund also serves as the investment medium for single premium and scheduled premium variable life insurance policies which are no longer being issued.

2. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Valuation of Investments

Bonds are carried at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service. Investments in common and preferred stocks primarily traded on recognized U.S. or foreign securities exchanges are valued at the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 90 days and Money Market Portfolio investments are valued at amortized cost which approximates market value.

  Investments

Security transactions are accounted for on the trade date. The cost of investment securities sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

  Dollar Rolls

The Bond and Managed Portfolios may enter into dollar rolls in which the Portfolio sells securities for delivery and simultaneously contracts to repurchase the same security at a fixed price on a specified future date. During the roll period the Portfolio forgoes accrued interest paid on the securities. The Portfolio will be compensated by the interest earned on the cash proceeds of the initial sale (which are invested in short-term in-

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

vestments) and by the lower repurchase price at the future date (the "drop"). The drop, which is recorded as deferred income, is amortized over the period between the trade date and the settlement date. All realized gains are recorded at the beginning of each roll. A portfolio engages in dollar rolls for the purpose of enhancing its yield. Dollar Rolls involve a risk of loss if the value of the security to be repurchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. The balance of dollar rolls outstanding during the period ended June 30, 2000 was $2,258,438 in the Bond Portfolio and $7,323,125 in the Managed Portfolio.

  Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following bases:

   (i) Market value of investment securities, assets and liabilities, at the daily rate of exchange;

   (ii) Purchases and sales of investment securities, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon settlement;

   (iii) Income and expenses, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the lack of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund does not isolate that portion of the results of operations derived from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Dividends to Shareholders

Dividends of investment income of the Money Market Portfolio are declared daily and paid monthly. The Growth Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Sentinel Growth Portfolio, Equity 500 Index, Large Cap Growth Portfolio, Large Cap Value Portfolio, Small Cap Growth Portfolio, and Small Cap Value Portfolio declare and pay dividends of investment income annually. For all Portfolios, distributions of capital gains are declared and paid annually.

  Federal Income Taxes

No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income taxes.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Investment advisory agreements have been approved, whereby Sentinel Advisors Company (SAC), a Vermont General Partnership, is adviser for the Growth, Money Market, Bond, Managed,

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

Aggressive Growth and Sentinel Growth Portfolios. With respect to the Growth Portfolio, SAC is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. SAC is compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Money Market Portfolio. With respect to the Bond Portfolio, SAC is compensated monthly at the effective annual rate of 0.35% of the first $100 million of the average daily net assets of the portfolio and 0.30% of net assets in excess of $100 million. With respect to the Managed Portfolio, SAC is compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of net assets in excess of $100 million. With respect to the Aggressive Growth Portfolio, SAC is compensated monthly at the effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of net assets in excess of $40 million. With respect to the Sentinel Growth Portfolio, SAC is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the net assets in excess of $40 million. Market Street Investment Management Co. (MSIM) is the adviser for the International, Equity 500 Index, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, and All Pro Small Cap Value. With respect to the All Pro Large Cap Growth Portfolio and the All Pro Large Cap Value Portfolio, MSIM is compensated monthly at an effective annual rate of 0.70% of the average daily net assets. With respect to the All Pro Small Cap Growth Portfolio and the All Pro Small Cap Value Portfolio, MSIM is compensated monthly at an effective annual rate of 0.90% of the average daily net assets. With respect to the International Portfolio, MSIM is compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.60% of assets in excess of $500 million. With respect to the Equity 500 Index Portfolio, MSIM is compensated monthly at an effective annual rate of 0.24% of the average daily net assets of the portfolio.

PMLIC agrees to reimburse the Growth, Money Market, Bond, Managed, Aggressive Growth, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, and All Pro Small Cap Value Portfolios for operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of 0.40% of the average daily net asset values. The International Portfolio is reimbursed for such expenses in excess of an annual rate of 0.75% of the average daily net asset value. The Equity 500 Index portfolio is reimbursed for such expenses in excess of an annual rate of 0.04% of the average daily net asset value. NLICV agrees to reimburse Sentinel Growth Portfolio for operating expenses, excluding investment advisory fees and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of .40% of the average net asset values.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

4. NET ASSETS

At June 30, 2000, the Portfolios' net assets consisted of:

                                                                 MONEY
                                                  GROWTH         MARKET         BOND         MANAGED
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------
Net contribution from shareholders...........  $225,602,908   $100,018,626   $38,082,984   $ 59,185,159
Undistributed net investment income..........     1,891,033             --     1,233,524      1,300,866
Undistributed net realized gain..............     7,363,216             --            --      1,084,480
Accumulated loss on investment
 transactions................................            --            (66)   (2,392,584)            --
Net unrealized appreciation (depreciation) on
 investments and foreign currency............    42,041,400             --      (430,976)     7,426,473
                                               ------------   ------------   -----------   ------------
                                               $276,898,557   $100,018,560   $36,492,948   $ 68,996,978
                                               ============   ============   ===========   ============

                                                AGGRESSIVE                     SENTINEL        EQUITY
                                                  GROWTH      INTERNATIONAL     GROWTH       500 INDEX
                                                PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------
Net contribution from shareholders...........  $ 54,891,916   $ 74,452,481    $11,154,457   $387,836,496
Undistributed net investment income (loss)...       204,044        766,274        (24,729)     1,601,541
Undistributed net realized gain..............    12,056,500      5,204,491      5,883,260        470,873
Accumulated loss on investment
 transactions................................            --             --             --             --
Net unrealized appreciation (depreciation) on
 investments and foreign currency............    10,311,863      7,397,984      3,979,642      7,143,421
                                               ------------   ------------    -----------   ------------
                                               $ 77,464,323   $ 87,821,230    $20,992,630   $397,052,331
                                               ============   ============    ===========   ============

                                                 ALL PRO        ALL PRO        ALL PRO       ALL PRO
                                                LARGE CAP      LARGE CAP      SMALL CAP     SMALL CAP
                                                  GROWTH         VALUE         GROWTH         VALUE
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------
Net contribution from shareholders...........  $ 43,186,276   $ 26,283,660   $65,697,966   $ 16,160,785
Undistributed net investment income (loss)...        20,297        145,640      (177,020)        55,256
Undistributed net realized gain..............     1,737,146             --     6,626,915             --
Accumulated loss on investment
 transactions................................            --     (1,230,730)           --     (1,853,948)
Net unrealized appreciation (depreciation) on
 investments and foreign currency............     5,444,704       (792,194)   12,268,428        650,280
                                               ------------   ------------   -----------   ------------
                                               $ 50,388,423   $ 24,406,376   $84,416,289   $ 15,012,373
                                               ============   ============   ===========   ============

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

5. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the portfolios, for the period ended June 30, 2000, were as follows:

                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                              PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations.....................  $        --   $         --   $28,698,432   $44,053,885   $        --    $        --
Corporate Bonds............................           --             --     8,580,113     6,926,305            --             --
Common and Preferred Stock.................   60,769,326             --            --    11,773,503    33,056,067     18,223,337
                                             -----------   ------------   -----------   -----------   -----------    -----------
Total Purchases............................  $60,769,326   $         --   $37,278,545   $62,753,693   $33,056,067    $18,223,337
                                             ===========   ============   ===========   ===========   ===========    ===========
SALES
U.S. Gov't Obligations.....................  $        --   $         --   $24,464,843   $42,017,420   $        --    $        --
Corporate Bonds............................           --             --    13,406,136     8,541,932            --             --
Common and Preferred Stock.................   88,975,857             --            --    16,218,405    31,626,457     16,601,374
                                             -----------   ------------   -----------   -----------   -----------    -----------
Total Sales................................  $88,975,857   $         --   $37,870,979   $66,777,757   $31,626,457    $16,601,374
                                             ===========   ============   ===========   ===========   ===========    ===========

                                                                            ALL PRO       ALL PRO       ALL PRO        ALL PRO
                                              SENTINEL        EQUITY       LARGE CAP     LARGE CAP     SMALL CAP      SMALL CAP
                                               GROWTH       500 INDEX       GROWTH         VALUE        GROWTH          VALUE
                                              PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations.....................  $        --   $         --   $        --   $        --   $        --    $        --
Corporate Bonds............................           --             --            --            --            --             --
Common and Preferred Stock.................   34,529,424    390,316,285    23,678,576    17,042,223    66,878,031     14,741,508
                                             -----------   ------------   -----------   -----------   -----------    -----------
Total Purchases............................  $34,529,424   $390,316,285   $23,678,576   $17,042,223   $66,878,031    $14,741,508
                                             ===========   ============   ===========   ===========   ===========    ===========
SALES
U.S. Gov't Obligations.....................  $        --   $         --   $        --   $        --   $        --    $        --
Corporate Bonds............................           --             --            --            --            --             --
Common and Preferred Stock.................   38,251,014      9,636,199    11,652,602    14,318,007    33,693,019     11,124,690
                                             -----------   ------------   -----------   -----------   -----------    -----------
Total Sales................................  $38,251,014   $  9,636,199   $11,652,602   $14,318,007   $33,693,019    $11,124,690
                                             ===========   ============   ===========   ===========   ===========    ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

6. TAX BASIS OF INVESTMENTS

Investment information based on the cost of the securities for Federal income tax purposes held at June 30, 2000 is as follows:

                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation...  $ 57,451,212   $         --   $   295,729   $ 9,314,355   $15,447,377    $15,282,159
Aggregate gross unrealized depreciation...   (13,237,641)            --      (726,705)   (1,887,882)   (5,135,514)    (7,950,504)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Net unrealized appreciation
 (depreciation)...........................  $ 44,213,571   $         --   $  (430,976)  $ 7,426,473   $10,311,863    $ 7,331,655
                                            ============   ============   ===========   ===========   ===========    ===========
Aggregate cost of securities for federal
 income tax purposes......................  $231,731,798   $100,592,645   $39,787,069   $68,814,423   $67,223,932    $81,005,097
                                            ============   ============   ===========   ===========   ===========    ===========
Capital loss carryover (available to
 offset possible future gains.) The
 carryover expires as follows Money Market
 Portfolio -- $57 in 2005, $9 in 2007;
 Bond Portfolio -- $916,674 in 2007.......  $         --   $         66   $   916,674   $        --   $        --    $        --
                                            ============   ============   ===========   ===========   ===========    ===========

                                                                            ALL PRO       ALL PRO       ALL PRO        ALL PRO
                                              SENTINEL        EQUITY       LARGE CAP     LARGE CAP     SMALL CAP      SMALL CAP
                                               GROWTH       500 INDEX       GROWTH         VALUE        GROWTH          VALUE
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation...  $  4,298,893   $ 36,868,773   $ 8,892,556   $ 1,432,285   $19,332,042    $ 1,318,853
Aggregate gross unrealized depreciation...      (319,251)   (29,725,352)   (3,639,874)   (2,274,713)   (7,063,614)      (715,573)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Net unrealized appreciation
 (depreciation)...........................  $  3,979,642   $  7,143,421   $ 5,252,682   $  (842,428)  $12,268,428    $   603,280
                                            ============   ============   ===========   ===========   ===========    ===========
Aggregate cost of securities for federal
 income tax purposes......................  $ 17,281,423   $390,289,131   $44,527,437   $25,483,408   $72,113,011    $14,651,445
                                            ============   ============   ===========   ===========   ===========    ===========
Capital loss carryover (available to
 offset possible future gains.)
 The carryover expires as follows:
 Large Cap Value -- $215,505 in 2006;
   Small Cap Value -- $630,374 in 2006,
   $994,835 in 2007.......................  $         --   $         --   $        --   $   215,505   $        --    $ 1,625,209
                                            ============   ============   ===========   ===========   ===========    ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, June 30, 2000 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

7. AUTHORIZED CAPITAL STOCK AND CAPITAL STOCK TRANSACTIONS

On June 30, 2000, there were 1.2 billion shares of $0.01 par value capital stock authorized for the Fund. The shares of capital stock are divided into twelve series: Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Sentinel Growth Portfolio, Equity 500 Index Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio and All Pro Small Cap Value Portfolio. The Growth Portfolio consists of 50 million shares, the Money Market Portfolio consists of 150 million shares, the International Portfolio consists of 10 million shares, the Equity 500 Index Portfolio consists of 75 million shares; each of the four All Pro Series Portfolios consists of 50 million shares, and each of the other series consists of 5 million shares.

On June 30, 2000, Provident Mutual Life Insurance Company owned 976,130 shares of All Pro Large Cap Value, 244,088 shares of All Pro Small Cap Growth and 400,853 shares of All Pro Small Cap Value.

Transactions in capital stock for the period ended June 30, 2000 were as follows:

                             GROWTH PORTFOLIO           MONEY MARKET PORTFOLIO           BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------
                           SHARES        AMOUNT         SHARES         AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------
Shares sold............     408,747   $  7,101,697    103,590,603   $ 103,590,603     241,592   $  2,436,053
Shares redeemed........  (1,986,815)   (34,293,427)  (123,547,261)   (123,547,261)   (515,163)    (5,189,424)
Shares reinvested......   1,320,577     23,189,339      3,087,780       3,087,780     226,123      2,245,406
                         ----------   ------------   ------------   -------------   ---------   ------------
Net contributions from
 affiliated insurance
 companies.............    (257,491)  $ (4,002,391)   (16,868,878)  $ (16,868,878)    (47,448)  $   (507,965)
                         ==========   ============   ============   =============   =========   ============

                             MANAGED PORTFOLIO
-----------------------  -------------------------
                           SHARES        AMOUNT
-----------------------  -------------------------
Shares sold............     200,134   $  3,123,333
Shares redeemed........    (628,408)    (9,733,290)
Shares reinvested......     385,838      5,957,335
                         ----------   ------------
Net contributions from
 affiliated insurance
 companies.............     (42,436)  $   (652,622)
                         ==========   ============

                             AGGRESSIVE GROWTH              INTERNATIONAL               SENTINEL GROWTH
                                 PORTFOLIO                    PORTFOLIO                    PORTFOLIO
------------------------------------------------------------------------------------------------------------
                           SHARES        AMOUNT         SHARES         AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------
Shares sold............     394,100   $  8,874,569        395,255   $   5,451,574     310,217   $  5,825,322
Shares redeemed........    (312,671)    (6,953,158)      (437,219)     (6,007,707)   (574,667)   (10,418,845)
Shares reinvested......     273,279      5,468,318        783,964      11,155,804     102,327      1,727,272
                         ----------   ------------   ------------   -------------   ---------   ------------
Net contributions from
 affiliated insurance
 companies.............     354,708   $  7,389,729        742,000   $  10,599,671    (162,123)  $ (2,866,251)
                         ==========   ============   ============   =============   =========   ============

                             EQUITY 500 INDEX
                                 PORTFOLIO
-----------------------  -------------------------
                           SHARES        AMOUNT
-----------------------  -------------------------
Shares sold............  40,285,042   $402,984,317
Shares redeemed........  (1,513,605)   (15,147,822)
Shares reinvested......          --             --
                         ----------   ------------
Net contributions from
 affiliated insurance
 companies.............  38,771,437   $387,836,495
                         ==========   ============

                                  ALL PRO                      ALL PRO                      ALL PRO
                                 LARGE CAP                    LARGE CAP                    SMALL CAP
                             GROWTH PORTFOLIO              VALUE PORTFOLIO              GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------
                           SHARES        AMOUNT         SHARES         AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------
Shares sold............   1,063,566   $ 14,767,689        440,710   $   4,121,413   2,042,166   $ 42,757,478
Shares redeemed........    (178,742)    (2,484,145)      (252,594)     (2,326,866)   (283,632)    (5,414,612)
Shares reinvested......     103,708      1,456,056         22,967         223,008      77,943      1,394,394
                         ----------   ------------   ------------   -------------   ---------   ------------
Net contributions from
 affiliated insurance
 companies.............     988,532   $ 13,739,600        211,083   $   2,017,555   1,836,477   $ 38,737,260
                         ==========   ============   ============   =============   =========   ============

                                  ALL PRO
                                 SMALL CAP
                              VALUE PORTFOLIO
-----------------------  -------------------------
                           SHARES        AMOUNT
-----------------------  -------------------------
Shares sold............     590,163   $  4,348,172
Shares redeemed........    (131,406)      (958,225)
Shares reinvested......       5,062         37,204
                         ----------   ------------
Net contributions from
 affiliated insurance
 companies.............     463,819   $  3,427,151
                         ==========   ============

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, June 30, 1999 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

Transactions in capital stock for the year ended December 31, 1999 were as follows:

                              GROWTH PORTFOLIO           MONEY MARKET PORTFOLIO           BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
                            SHARES        AMOUNT         SHARES         AMOUNT        SHARES        AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold.............   1,329,197   $ 25,247,128    212,282,834   $ 212,282,834   1,037,876   $ 11,071,232
Shares redeemed.........  (2,509,410)   (48,088,176)  (191,715,270)   (191,715,270)   (798,215)    (8,560,373)
Shares reinvested.......     390,679      7,243,192      4,866,961       4,866,961      83,209        905,319
                          ----------   ------------   ------------   -------------   ---------   ------------
Net contributions from
 affiliated insurance
 companies..............    (789,534)  $(15,597,856)    25,434,525   $  25,434,525     322,870   $  3,416,178
                          ==========   ============   ============   =============   =========   ============

                             MANAGED PORTFOLIO
------------------------  ------------------------
                           SHARES        AMOUNT
------------------------  ------------------------
Shares sold.............  1,048,895   $ 17,883,810
Shares redeemed.........   (709,970)   (12,005,353)
Shares reinvested.......    233,644      3,906,534
                          ---------   ------------
Net contributions from
 affiliated insurance
 companies..............    572,569   $  9,784,991
                          =========   ============

                                                    AGGRESSIVE GROWTH              INTERNATIONAL             SENTINEL GROWTH
                                                        PORTFOLIO                    PORTFOLIO                  PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                  SHARES         AMOUNT        SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold..................................       623,914   $  12,068,240     656,302   $  9,459,577     269,528   $  3,849,774
Shares redeemed..............................      (760,128)    (14,651,877)   (864,123)   (12,052,571)    (21,904)      (311,615)
Shares reinvested............................       403,285       7,577,720     380,631      4,986,269      43,352        560,968
                                               ------------   -------------   ---------   ------------   ---------   ------------
Net contributions from affiliated insurance
 companies...................................       267,071   $   4,994,083     172,810   $  2,393,275     290,976   $  4,099,127
                                               ============   =============   =========   ============   =========   ============

                                   ALL PRO                      ALL PRO                      ALL PRO
                                  LARGE CAP                    LARGE CAP                    SMALL CAP
                              GROWTH PORTFOLIO              VALUE PORTFOLIO              GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
                            SHARES        AMOUNT         SHARES         AMOUNT        SHARES        AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold.............   2,444,764   $ 31,491,954      1,197,996   $  12,240,796   1,770,700   $ 22,608,975
Shares redeemed.........  (1,090,487)   (13,965,817)      (349,648)     (3,495,144)   (358,525)    (4,839,732)
Shares reinvested.......         258          3,102         10,603         105,080          --             --
                          ----------   ------------   ------------   -------------   ---------   ------------
Net contributions from
 affiliated insurance
 companies..............   1,354,535   $ 17,529,239        858,951   $   8,850,732   1,412,175   $ 17,769,243
                          ==========   ============   ============   =============   =========   ============

                                  ALL PRO
                                 SMALL CAP
                              VALUE PORTFOLIO
------------------------  ------------------------
                           SHARES        AMOUNT
------------------------  ------------------------
Shares sold.............  1,054,394   $  7,986,704
Shares redeemed.........   (543,349)    (4,091,049)
Shares reinvested.......      2,087         17,055
                          ---------   ------------
Net contributions from
 affiliated insurance
 companies..............    513,132   $  3,912,710
                          =========   ============

8. PRINCIPAL UNDERWRITER

1717 Capital Management Company serves, without compensation, as the principal under-writer for sale of the Fund shares to the Accounts. 1717 Capital Management Company is an indirect wholly-owned subsidiary of PMLIC.

          [PROVIDENT MUTUAL LOGO]                     ===============
           P.O. Box 15750                               Bulk Rate
           Wilmington, DE 19850-5750                   U.S. Postage
                                                          Paid
                                                      Wilmington, DE
           Form 16170 6.00                            Permit No. 1387
                                                      ===============